FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ----------

                       FRANKLIN INVESTORS SECURITIES TRUST
                     ------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/09
                          --------



Item 1. Schedule of Investments.

Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2009

CONTENTS

Franklin Adjustable U.S. Government Securities Fund .....................    3
Franklin Balanced Fund ..................................................   11
Franklin Convertible Securities Fund ....................................   16
Franklin Equity Income Fund .............................................   20
Franklin Floating Rate Daily Access Fund ................................   23
Franklin Limited Maturity U.S. Government Securities Fund ...............   33
Franklin Low Duration Total Return Fund .................................   37
Franklin Real Return Fund ...............................................   43
Franklin Total Return Fund ..............................................   48
Notes to Statements of Investments ......................................   63

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES 85.6%
      (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 25.6%
          FHLMC, 3.875%, 11/01/16 .........................................                     $    354,939         $      351,785
          FHLMC, 3.986%, 1/01/34 ..........................................                        3,093,350              3,001,547
          FHLMC, 4.258%, 11/01/35 .........................................                       32,904,420             33,215,749
          FHLMC, 4.272%, 12/01/32 .........................................                          145,385                142,490
          FHLMC, 4.275%, 6/01/35 ..........................................                           71,663                 72,094
          FHLMC, 4.313%, 9/01/18 ..........................................                          686,284                686,918
          FHLMC, 4.377%, 6/01/35 ..........................................                        1,694,049              1,701,029
          FHLMC, 4.401%, 12/01/16 .........................................                          230,971                233,009
          FHLMC, 4.419%, 11/01/31 .........................................                        1,541,439              1,532,876
          FHLMC, 4.572%, 10/01/29 .........................................                          135,546                134,339
          FHLMC, 4.678%, 3/01/32 ..........................................                          275,903                277,663
          FHLMC, 4.705%, 12/01/35 .........................................                          291,600                294,487
          FHLMC, 4.738%, 10/01/33 .........................................                          890,095                892,690
          FHLMC, 4.777%, 4/01/35 ..........................................                       32,907,142             33,293,488
          FHLMC, 4.79%, 12/01/19 ..........................................                        1,582,879              1,616,607
          FHLMC, 4.826%, 9/01/19 ..........................................                          342,236                345,803
          FHLMC, 4.834%, 9/01/34 ..........................................                        2,100,562              2,115,757
          FHLMC, 4.84%, 11/01/35 ..........................................                          240,352                242,897
          FHLMC, 4.86%, 5/01/20 ...........................................                        1,163,684              1,165,576
          FHLMC, 4.877%, 10/01/25 .........................................                          440,230                443,295
          FHLMC, 4.906%, 4/01/29 ..........................................                        1,175,960              1,159,137
          FHLMC, 4.944%, 5/01/32 ..........................................                          475,245                466,351
          FHLMC, 4.952%, 6/01/29 ..........................................                        2,719,494              2,782,605
          FHLMC, 4.955%, 1/01/36 ..........................................                       10,745,934             10,870,983
          FHLMC, 4.994%, 8/01/30 ..........................................                        2,111,073              2,079,335
          FHLMC, 5.008%, 7/01/18 ..........................................                          187,738                186,558
          FHLMC, 5.034%, 7/01/27 ..........................................                          363,236                364,826
          FHLMC, 5.038%, 12/01/34 .........................................                        6,501,370              6,612,944
          FHLMC, 5.088%, 2/01/33 ..........................................                          146,555                145,717
          FHLMC, 5.117%, 10/01/31 - 1/01/36 ...............................                        2,601,125              2,591,283
          FHLMC, 5.125%, 10/01/24 .........................................                        1,012,209              1,008,562
          FHLMC, 5.138%, 5/01/25 ..........................................                          275,833                275,055
          FHLMC, 5.15%, 4/01/19 ...........................................                          632,009                634,841
          FHLMC, 5.158%, 4/01/18 ..........................................                          702,289                700,769
          FHLMC, 5.175%, 10/01/18 .........................................                           27,523                 27,869
          FHLMC, 5.177%, 7/01/20 ..........................................                           98,345                 98,252
          FHLMC, 5.19%, 11/01/29 ..........................................                        2,754,633              2,744,553
          FHLMC, 5.206%, 8/01/32 ..........................................                        2,072,741              2,074,711
          FHLMC, 5.23%, 9/01/31 ...........................................                           98,765                 98,172
          FHLMC, 5.237%, 1/01/23 ..........................................                        3,307,569              3,318,357
          FHLMC, 5.24%, 3/01/19 ...........................................                           45,704                 46,020
          FHLMC, 5.25%, 9/01/31 ...........................................                          292,835                296,304
          FHLMC, 5.283%, 8/01/31 ..........................................                          101,165                102,891
          FHLMC, 5.288%, 3/01/35 ..........................................                           37,820                 37,597
          FHLMC, 5.305%, 8/01/30 ..........................................                          158,542                158,404
          FHLMC, 5.354%, 6/01/26 ..........................................                        2,629,303              2,633,578
          FHLMC, 5.361%, 4/01/30 ..........................................                          321,719                321,577


                     Quarterly Statements of Investments | 3

Franklin Investors Securities Trust

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                    PRINCIPAL AMOUNT         VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
      (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE
             (CONTINUED)
          FHLMC, 5.362%, 12/01/30 .........................................                  $     1,048,546         $    1,048,131
          FHLMC, 5.399%, 7/01/29 ..........................................                           74,120                 74,207
          FHLMC, 5.414%, 8/01/32 ..........................................                          347,263                349,971
          FHLMC, 5.445%, 8/01/27 ..........................................                          929,312                939,156
          FHLMC, 5.481%, 3/01/37 ..........................................                        5,952,429              6,086,562
          FHLMC, 5.488%, 11/01/25 .........................................                        3,546,806              3,564,774
          FHLMC, 5.502%, 4/01/25 ..........................................                        1,062,696              1,069,662
          FHLMC, 5.523%, 9/01/32 ..........................................                          767,291                770,471
          FHLMC, 5.546%, 1/01/23 ..........................................                          336,264                341,138
          FHLMC, 5.565%, 3/01/18 ..........................................                          127,493                128,082
          FHLMC, 5.585%, 12/01/28 .........................................                          328,099                331,610
          FHLMC, 5.72%, 6/01/35 ...........................................                           81,810                 82,859
          FHLMC, 5.741%, 1/01/37 ..........................................                       57,137,313             58,851,254
          FHLMC, 5.742%, 6/01/26 ..........................................                          400,349                411,648
          FHLMC, 5.783%, 2/01/37 ..........................................                        5,556,965              5,752,286
          FHLMC, 5.832%, 11/01/29 .........................................                          647,410                659,282
          FHLMC, 5.842%, 5/01/32 ..........................................                          292,776                296,505
          FHLMC, 5.916%, 3/01/32 ..........................................                          936,338                939,438
          FHLMC, 5.955%, 2/01/19 ..........................................                          137,500                137,615
          FHLMC, 6.07%, 4/01/25 ...........................................                        1,254,374              1,262,133
          FHLMC, 6.095%, 3/01/33 ..........................................                           53,129                 54,197
          FHLMC, 6.221%, 9/01/36 ..........................................                        3,363,739              3,490,385
          FHLMC, 6.226%, 11/01/35 .........................................                          425,717                442,303
          FHLMC, 6.454%, 5/01/26 ..........................................                          169,219                172,775
          FHLMC, 6.725%, 12/01/27 .........................................                           51,650                 52,853
          FHLMC, 6.76%, 12/01/21 ..........................................                           38,005                 38,882
                                                                                                                     --------------
                                                                                                                        210,945,529
                                                                                                                     --------------
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
             RATE 56.9%
          FNMA, 3.23%, 9/01/16 ............................................                           21,652                 21,445
          FNMA, 3.62%, 8/01/16 ............................................                           73,381                 73,137
          FNMA, 3.645%, 11/01/31 ..........................................                          298,457                295,358
          FNMA, 3.792%, 6/01/33 ...........................................                        1,712,057              1,674,914
          FNMA, 3.825%, 1/01/32 ...........................................                          863,364                849,604
          FNMA, 3.935%, 1/01/35 ...........................................                          317,643                309,193
          FNMA, 3.947%, 1/01/35 ...........................................                          187,259                182,837
          FNMA, 3.972%, 9/01/15 ...........................................                          405,418                407,553
          FNMA, 4.019%, 3/01/33 ...........................................                        2,202,801              2,197,912
          FNMA, 4.02%, 5/01/18 ............................................                        4,499,801              4,517,480
          FNMA, 4.041%, 6/01/35 ...........................................                           78,866                 79,467
          FNMA, 4.074%, 2/01/19 ...........................................                          252,304                251,713
          FNMA, 4.125%, 2/01/33 ...........................................                          120,748                122,613
          FNMA, 4.162%, 5/01/19 ...........................................                          711,275                707,912
          FNMA, 4.184%, 1/01/35 ...........................................                           36,211                 36,121
          FNMA, 4.214%, 1/01/19 ...........................................                          359,454                353,512
          FNMA, 4.22%, 11/01/27 ...........................................                           38,689                 38,832
          FNMA, 4.234%, 7/01/34 ...........................................                       18,978,390             19,096,117
          FNMA, 4.254%, 12/01/32 ..........................................                        1,121,230              1,114,653


                     4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
             (CONTINUED)
          FNMA, 4.259%, 12/01/20 - 11/01/34 ...............................                  $       446,867         $      438,992
          FNMA, 4.264%, 7/01/35 ...........................................                           76,472                 76,973
          FNMA, 4.265%, 4/01/22 ...........................................                          936,725                935,189
          FNMA, 4.288%, 6/01/19 ...........................................                          183,730                181,923
          FNMA, 4.29%, 8/01/34 ............................................                          920,590                918,232
          FNMA, 4.291%, 5/01/33 ...........................................                           10,678                 10,734
          FNMA, 4.295%, 3/01/20 ...........................................                        1,810,479              1,796,328
          FNMA, 4.324%, 7/01/35 ...........................................                          120,185                120,928
          FNMA, 4.331%, 6/01/20 ...........................................                        1,183,510              1,163,231
          FNMA, 4.342%, 9/01/33 ...........................................                          580,461                567,336
          FNMA, 4.345%, 12/01/33 ..........................................                          436,691                424,926
          FNMA, 4.353%, 1/01/37 ...........................................                          756,493                767,021
          FNMA, 4.363%, 8/01/35 ...........................................                        8,510,460              8,472,532
          FNMA, 4.375%, 9/01/18 - 3/01/35 .................................                       16,417,521             16,405,233
          FNMA, 4.377%, 5/01/36 ...........................................                        1,556,969              1,554,951
          FNMA, 4.379%, 9/01/32 ...........................................                          489,298                487,969
          FNMA, 4.382%, 1/01/18 ...........................................                        6,114,341              6,080,523
          FNMA, 4.386%, 8/01/26 ...........................................                          116,535                115,963
          FNMA, 4.399%, 1/01/34 ...........................................                           23,007                 22,645
          FNMA, 4.40%, 6/01/35 ............................................                          245,413                247,750
          FNMA, 4.405%, 1/01/29 ...........................................                        3,189,944              3,174,386
          FNMA, 4.406%, 8/01/35 ...........................................                           57,346                 57,558
          FNMA, 4.421%, 10/01/34 - 5/01/35 ................................                          224,712                226,754
          FNMA, 4.446%, 5/01/19 ...........................................                          225,688                223,865
          FNMA, 4.447%, 4/01/19 ...........................................                          604,744                601,980
          FNMA, 4.465%, 4/01/18 ...........................................                          130,870                128,757
          FNMA, 4.469%, 3/01/19 ...........................................                        2,158,314              2,149,101
          FNMA, 4.48%, 5/01/35 ............................................                        3,582,031              3,617,911
          FNMA, 4.48%, 4/01/35 ............................................                       10,970,052             11,042,556
          FNMA, 4.482%, 11/01/33 ..........................................                          443,025                434,449
          FNMA, 4.483%, 10/01/33 ..........................................                          378,236                376,117
          FNMA, 4.489%, 6/01/33 ...........................................                           61,383                 61,743
          FNMA, 4.491%, 7/01/35 ...........................................                           92,638                 93,891
          FNMA, 4.502%, 10/01/34 ..........................................                          213,153                213,521
          FNMA, 4.503%, 3/01/34 ...........................................                        1,207,075              1,217,994
          FNMA, 4.51%, 3/01/34 ............................................                           80,322                 79,417
          FNMA, 4.516%, 2/01/34 ...........................................                        4,454,018              4,499,454
          FNMA, 4.52%, 3/01/32 - 3/01/35 ..................................                        6,825,574              6,919,906
          FNMA, 4.521%, 1/01/35 ...........................................                          667,107                662,400
          FNMA, 4.522%, 1/01/35 ...........................................                       21,359,372             21,271,801
          FNMA, 4.533%, 6/01/33 ...........................................                          202,157                197,474
          FNMA, 4.534%, 9/01/35 ...........................................                        1,506,703              1,525,030
          FNMA, 4.544%, 2/01/33 ...........................................                          208,115                206,585
          FNMA, 4.545%, 5/01/36 ...........................................                        2,655,404              2,652,270
          FNMA, 4.548%, 10/01/33 ..........................................                           31,245                 31,036
          FNMA, 4.553%, 8/01/34 ...........................................                           76,019                 75,810
          FNMA, 4.558%, 8/01/34 - 4/01/35 .................................                        4,419,214              4,401,103
          FNMA, 4.567%, 4/01/34 ...........................................                        2,736,036              2,758,075


                     Quarterly Statements of Investments | 5

Franklin Investors Securities Trust

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                    PRINCIPAL AMOUNT         VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
             (CONTINUED)
          FNMA, 4.582%, 12/01/18 ..........................................                  $       150,856         $      149,343
          FNMA, 4.589%, 1/01/35 ...........................................                        2,670,252              2,707,943
          FNMA, 4.591%, 7/01/24 ...........................................                          838,938                837,636
          FNMA, 4.592%, 4/01/31 ...........................................                        1,112,355              1,096,474
          FNMA, 4.595%, 12/01/17 ..........................................                           78,444                 77,956
          FNMA, 4.597%, 4/01/34 ...........................................                        5,429,750              5,430,254
          FNMA, 4.60%, 10/01/33 ...........................................                           27,698                 27,374
          FNMA, 4.603%, 2/01/25 ...........................................                          632,308                635,262
          FNMA, 4.609%, 2/01/35 ...........................................                          162,033                164,327
          FNMA, 4.615%, 4/01/33 ...........................................                        4,369,421              4,342,409
          FNMA, 4.617%, 4/01/27 ...........................................                        2,357,343              2,336,176
          FNMA, 4.625%, 10/01/32 ..........................................                          734,033                728,668
          FNMA, 4.63%, 10/01/34 ...........................................                       29,519,377             29,918,596
          FNMA, 4.633%, 4/01/19 ...........................................                          551,602                543,170
          FNMA, 4.634%, 4/01/33 ...........................................                            5,514                  5,575
          FNMA, 4.649%, 10/01/35 ..........................................                           99,795                101,222
          FNMA, 4.65%, 2/01/34 ............................................                     .     40,868                 41,024
          FNMA, 4.651%, 1/01/29 ...........................................                          494,083                497,452
          FNMA, 4.656%, 10/01/33 ..........................................                           78,712                 79,951
          FNMA, 4.679%, 10/01/34 ..........................................                           78,710                 79,834
          FNMA, 4.683%, 9/01/32 - 8/01/34 .................................                        1,097,198              1,084,360
          FNMA, 4.685%, 10/01/34 ..........................................                          232,546                235,939
          FNMA, 4.691%, 1/01/16 - 2/01/32 .................................                        1,154,329              1,138,718
          FNMA, 4.697%, 9/01/34 ...........................................                          240,265                244,165
          FNMA, 4.704%, 8/01/35 ...........................................                        4,420,292              4,493,399
          FNMA, 4.705%, 1/01/34 ...........................................                          589,673                585,927
          FNMA, 4.709%, 2/01/16 ...........................................                          272,600                271,644
          FNMA, 4.717%, 8/01/33 ...........................................                          179,962                182,341
          FNMA, 4.721%, 7/01/34 ...........................................                           23,760                 24,098
          FNMA, 4.722%, 6/01/19 - 4/01/33 .................................                          203,044                202,201
          FNMA, 4.723%, 8/01/33 ...........................................                        1,086,046              1,099,759
          FNMA, 4.733%, 10/01/34 ..........................................                          936,793                937,693
          FNMA, 4.738%, 8/01/33 ...........................................                           40,353                 39,914
          FNMA, 4.747%, 4/01/35 ...........................................                        1,211,972              1,221,639
          FNMA, 4.75%, 10/01/28 ...........................................                          110,723                109,993
          FNMA, 4.751%, 2/01/31 ...........................................                          131,711                130,279
          FNMA, 4.755%, 2/01/35 ...........................................                            7,690                  7,818
          FNMA, 4.761%, 11/01/32 ..........................................                        2,127,743              2,163,689
          FNMA, 4.767%, 9/01/34 ...........................................                          117,108                119,083
          FNMA, 4.768%, 4/01/33 ...........................................                          155,964                154,738
          FNMA, 4.775%, 2/01/18 ...........................................                          163,386                162,675
          FNMA, 4.778%, 6/01/35 ...........................................                       22,099,741             22,449,102
          FNMA, 4.78%, 1/01/31 - 7/01/33 ..................................                        4,470,482              4,509,785
          FNMA, 4.784%, 11/01/31 ..........................................                          119,697                120,519
          FNMA, 4.788%, 3/01/19 ...........................................                          261,431                259,779
          FNMA, 4.798%, 5/01/28 - 9/01/34 .................................                          513,002                510,169
          FNMA, 4.807%, 6/01/19 ...........................................                          256,863                254,289
          FNMA, 4.808%, 12/01/20 ..........................................                          256,662                253,555


                     6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
             (CONTINUED)
          FNMA, 4.81%, 1/01/19 - 2/01/36 ..................................                  $     1,464,006         $   1,458,399
          FNMA, 4.814%, 10/01/31 ..........................................                          219,710               222,238
          FNMA, 4.819%, 10/01/24 ..........................................                        5,012,210             4,945,049
          FNMA, 4.82%, 7/01/32 ............................................                          121,490               119,398
          FNMA, 4.823%, 10/01/34 ..........................................                        1,699,439             1,724,035
          FNMA, 4.833%, 9/01/34 ...........................................                           11,533                11,689
          FNMA, 4.836%, 8/01/34 ...........................................                           63,636                64,547
          FNMA, 4.84%, 12/01/33 ...........................................                           83,947                84,347
          FNMA, 4.84%, 9/01/35 ............................................                       13,013,160            13,116,530
          FNMA, 4.851%, 8/01/34 ...........................................                          101,141               102,562
          FNMA, 4.867%, 5/01/32 ...........................................                          402,736               405,606
          FNMA, 4.868%, 3/01/20 - 9/01/34 .................................                          268,491               270,957
          FNMA, 4.871%, 9/01/34 ...........................................                           58,516                59,138
          FNMA, 4.872%, 1/01/34 ...........................................                          231,933               236,744
          FNMA, 4.884%, 11/01/20 ..........................................                          152,723               153,556
          FNMA, 4.886%, 8/01/34 ...........................................                           22,783                23,090
          FNMA, 4.893%, 9/01/32 ...........................................                          578,211               584,948
          FNMA, 4.906%, 4/01/35 ...........................................                          693,295               700,851
          FNMA, 4.907%, 6/01/19 ...........................................                          283,101               280,303
          FNMA, 4.911%, 3/01/35 ...........................................                       24,018,985            24,291,025
          FNMA, 4.924%, 8/01/34 ...........................................                          506,035               507,543
          FNMA, 4.935%, 7/01/34 ...........................................                          150,113               151,749
          FNMA, 4.942%, 5/01/35 ...........................................                        6,849,191             6,976,514
          FNMA, 4.943%, 5/01/35 ...........................................                       25,550,559            25,948,047
          FNMA, 4.943%, 5/01/27 ...........................................                        1,232,781             1,232,396
          FNMA, 4.944%, 1/01/34 - 9/01/34 .................................                           92,941                93,878
          FNMA, 4.956%, 10/01/22 ..........................................                          462,977               461,830
          FNMA, 4.957%, 7/01/33 ...........................................                          611,725               608,902
          FNMA, 4.965%, 3/01/35 ...........................................                            6,427                 6,494
          FNMA, 4.966%, 6/01/19 - 12/01/27 ................................                          898,182               900,039
          FNMA, 4.967%, 7/01/34 ...........................................                           91,778                93,139
          FNMA, 4.976%, 5/01/35 ...........................................                          113,691               115,472
          FNMA, 4.977%, 10/01/19 ..........................................                          340,662               339,554
          FNMA, 4.98%, 8/01/34 ............................................                          173,337               171,703
          FNMA, 4.987%, 4/01/32 ...........................................                          487,496               491,924
          FNMA, 4.988%, 7/01/34 ...........................................                          317,332               322,007
          FNMA, 4.997%, 6/01/32 ...........................................                          534,616               531,017
          FNMA, 5.00%, 1/01/17 - 6/01/35 ..................................                        4,147,466             4,234,626
          FNMA, 5.005%, 9/01/34 ...........................................                          527,452               529,822
          FNMA, 5.02%, 2/01/34 ............................................                          102,173               100,768
          FNMA, 5.027%, 1/01/38 ...........................................                       36,945,225            37,868,887
          FNMA, 5.034%, 9/01/22 ...........................................                          789,740               786,216
          FNMA, 5.048%, 6/01/31 - 3/01/33 .................................                        1,744,623             1,764,350
          FNMA, 5.049%, 7/01/31 - 12/01/35 ................................                        4,282,201             4,385,610
          FNMA, 5.049%, 12/01/34 ..........................................                        8,176,118             8,329,376
          FNMA, 5.06%, 6/01/27 ............................................                          389,914               390,859
          FNMA, 5.065%, 3/01/22 ...........................................                            1,110                 1,109
          FNMA, 5.069%, 8/01/28 ...........................................                        1,132,678             1,118,377


                     Quarterly Statements of Investments | 7

Franklin Investors Securities Trust

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
             (CONTINUED)
          FNMA, 5.073%, 5/01/35 ...........................................                  $       279,766         $      281,685
          FNMA, 5.08%, 2/01/36 ............................................                        1,593,942              1,619,030
          FNMA, 5.084%, 9/01/34 ...........................................                           27,568                 28,044
          FNMA, 5.085%, 9/01/34 ...........................................                           42,118                 42,847
          FNMA, 5.086%, 5/01/29 - 10/01/33 ................................                          853,251                863,504
          FNMA, 5.091%, 1/01/34 ...........................................                           29,441                 30,145
          FNMA, 5.093%, 12/01/32 ..........................................                          607,668                606,085
          FNMA, 5.094%, 6/01/29 ...........................................                          570,086                579,944
          FNMA, 5.095%, 11/01/30 ..........................................                        4,070,925              4,062,081
          FNMA, 5.101%, 3/01/35 ...........................................                           22,025                 21,846
          FNMA, 5.112%, 5/01/36 ...........................................                          109,595                111,471
          FNMA, 5.116%, 7/01/34 ...........................................                          752,665                765,367
          FNMA, 5.127%, 11/01/17 ..........................................                        1,450,070              1,452,493
          FNMA, 5.128%, 10/01/32 ..........................................                          131,356                131,982
          FNMA, 5.129%, 5/01/25 ...........................................                          873,598                869,556
          FNMA, 5.135%, 8/01/29 ...........................................                          161,290                162,871
          FNMA, 5.14%, 12/01/19 ...........................................                          534,829                535,261
          FNMA, 5.142%, 9/01/31 ...........................................                          142,670                140,994
          FNMA, 5.149%, 11/01/36 ..........................................                          532,114                527,428
          FNMA, 5.155%, 6/01/31 - 11/01/31 ................................                          593,748                587,334
          FNMA, 5.161%, 10/01/18 ..........................................                           16,450                 16,681
          FNMA, 5.177%, 3/01/36 ...........................................                          270,780                277,715
          FNMA, 5.179%, 1/01/19 ...........................................                          291,945                291,063
          FNMA, 5.18%, 8/01/31 ............................................                          191,067                193,208
          FNMA, 5.185%, 3/01/18 ...........................................                           78,640                 78,139
          FNMA, 5.186%, 12/01/19 ..........................................                          245,169                244,359
          FNMA, 5.189%, 6/01/35 ...........................................                          136,504                137,264
          FNMA, 5.193%, 2/01/34 ...........................................                        5,118,691              5,215,514
          FNMA, 5.199%, 4/01/30 - 4/01/32 .................................                        1,023,810              1,014,401
          FNMA, 5.204%, 3/01/21 ...........................................                           52,715                 52,414
          FNMA, 5.212%, 9/01/39 ...........................................                          618,109                610,164
          FNMA, 5.215%, 5/01/31 ...........................................                          113,600                110,885
          FNMA, 5.217%, 11/01/34 ..........................................                          249,670                253,090
          FNMA, 5.228%, 2/01/29 - 1/01/31 .................................                          528,373                519,569
          FNMA, 5.242%, 6/01/32 ...........................................                          360,386                378,873
          FNMA, 5.25%, 10/01/30 ...........................................                          256,790                253,341
          FNMA, 5.254%, 9/01/32 ...........................................                          448,371                449,390
          FNMA, 5.27%, 1/01/37 ............................................                        1,942,337              1,976,160
          FNMA, 5.286%, 5/01/21 ...........................................                          641,153                655,449
          FNMA, 5.291%, 8/01/21 ...........................................                        1,714,165              1,710,546
          FNMA, 5.307%, 1/01/19 ...........................................                          773,288                767,857
          FNMA, 5.31%, 12/01/34 ...........................................                          289,116                293,955
          FNMA, 5.312%, 3/01/36 ...........................................                          729,922                749,852
          FNMA, 5.321%, 5/01/29 ...........................................                          142,537                141,368
          FNMA, 5.332%, 10/01/35 ..........................................                          146,552                149,524
          FNMA, 5.336%, 5/01/32 ...........................................                          632,862                629,691
          FNMA, 5.34%, 3/01/32 - 5/01/32 ..................................                          627,963                627,350
          FNMA, 5.345%, 3/01/28 ...........................................                           92,387                 92,689
          FNMA, 5.346%, 11/01/17 ..........................................                          342,614                344,621


                     8 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
             (CONTINUED)
          FNMA, 5.347%, 2/01/33 ...........................................                  $       363,643         $      371,178
          FNMA, 5.348%, 9/01/29 ...........................................                          144,938                145,388
          FNMA, 5.353%, 3/01/19 ...........................................                          132,183                130,887
          FNMA, 5.382%, 9/01/29 ...........................................                          261,254                259,501
          FNMA, 5.432%, 6/01/28 ...........................................                        1,877,110              1,862,657
          FNMA, 5.433%, 3/01/32 ...........................................                        1,055,166              1,049,168
          FNMA, 5.439%, 1/01/29 ...........................................                          338,110                334,702
          FNMA, 5.455%, 1/01/25 ...........................................                        1,775,279              1,778,994
          FNMA, 5.465%, 3/01/33 ...........................................                           81,635                 83,103
          FNMA, 5.491%, 10/01/37 ..........................................                        8,127,465              8,353,844
          FNMA, 5.509%, 11/01/36 ..........................................                          251,325                257,589
          FNMA, 5.54%, 7/01/26 ............................................                          714,467                706,253
          FNMA, 5.564%, 1/01/34 ...........................................                           24,327                 24,962
          FNMA, 5.598%, 9/01/25 ...........................................                          351,516                348,842
          FNMA, 5.667%, 12/01/24 ..........................................                          481,140                495,308
          FNMA, 5.685%, 10/01/14 ..........................................                           57,248                 58,010
          FNMA, 5.72%, 5/01/19 ............................................                          246,213                242,450
          FNMA, 5.722%, 11/01/26 ..........................................                           76,127                 77,679
          FNMA, 5.779%, 3/01/35 ...........................................                           27,462                 27,817
          FNMA, 5.787%, 12/01/33 ..........................................                           11,224                 11,471
          FNMA, 5.82%, 2/01/30 ............................................                          208,013                214,185
          FNMA, 5.823%, 6/01/35 ...........................................                          280,335                298,052
          FNMA, 5.827%, 7/01/17 ...........................................                          746,212                749,733
          FNMA, 5.853%, 11/01/18 ..........................................                           87,888                 90,168
          FNMA, 5.857%, 2/01/35 ...........................................                           21,939                 22,443
          FNMA, 5.877%, 5/01/36 ...........................................                        7,326,957              7,597,651
          FNMA, 5.899%, 5/01/25 ...........................................                          591,745                606,675
          FNMA, 6.088%, 6/01/17 ...........................................                            3,421                  3,493
          FNMA, 6.127%, 3/01/20 ...........................................                           88,354                 90,848
          FNMA, 6.143%, 3/01/26 ...........................................                          673,089                696,036
          FNMA, 6.167%, 8/01/36 ...........................................                       20,137,475             20,958,135
          FNMA, 6.195%, 5/01/21 ...........................................                          294,514                305,390
          FNMA, 6.243%, 6/01/36 - 9/01/36 .................................                        5,489,792              5,701,115
          FNMA, 6.48%, 8/01/22 ............................................                           61,294                 63,559
          FNMA, 6.663%, 7/01/24 ...........................................                          243,636                251,365
          FNMA, 6.727%, 1/01/26 ...........................................                          544,723                557,266
          FNMA, 6.836%, 10/01/17 ..........................................                          192,234                201,545
          FNMA, 6.932%, 12/01/17 ..........................................                          130,962                133,772
          FNMA, 6.989%, 2/01/20 ...........................................                          468,599                470,460
          FNMA, 7.674%, 3/01/25 ...........................................                          128,913                135,765
                                                                                                                     --------------
                                                                                                                        469,528,391
                                                                                                                     --------------
      (a) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
             RATE 3.1%
          GNMA, 4.125%, 10/20/23 - 10/20/26 ...............................                        7,549,762              7,645,847
          GNMA, 4.625%, 7/20/21 - 9/20/31 .................................                        6,560,979              6,588,921
          GNMA, 5.375%, 4/20/22 - 6/20/31 .................................                       11,014,664             11,190,358
                                                                                                                     --------------
                                                                                                                         25,425,126
                                                                                                                     --------------
          TOTAL MORTGAGE-BACKED SECURITIES (COST $703,817,666) ............                                             705,899,046
                                                                                                                     --------------


                     Quarterly Statements of Investments | 9

Franklin Investors Securities Trust

          FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                   PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
            (COST $55,064) 0.0%(b)
          FINANCE 0.0%(b)
      (a) Travelers Mortgage Services Inc., 1998-5A, A, FRN, 6.031%,
             12/25/18 .....................................................                  $        54,134         $       40,600
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $703,872,730) ..........................................                                             705,939,646
                                                                                                                     --------------

                                                                                                      SHARES
                                                                                             ----------------------
          SHORT TERM INVESTMENTS 13.5%
          MONEY MARKET FUNDS (COST $41,053,727) 5.0%
      (c) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................                       41,053,727             41,053,727
                                                                                                                     --------------

                                                                                                PRINCIPAL AMOUNT
                                                                                             ----------------------
          REPURCHASE AGREEMENTS (COST $70,067,403) 8.5%
      (d) Joint Repurchase Agreement, 0.235%, 2/02/09 (Maturity Value
             $70,068,773) .................................................                  $    70,067,403             70,067,403
             Banc of America Securities LLC (Maturity Value $10,968,566)
             Barclays Capital Inc. (Maturity Value $10,735,237)
             BNP Paribas Securities Corp. (Maturity Value $10,968,566)
             Credit Suisse Securities (USA) LLC (Maturity Value
             $10,968,566) Deutsche Bank Securities Inc. (Maturity Value
             $4,724,035) HSBC Securities (USA) Inc. (Maturity Value
             $10,968,566) UBS Securities LLC (Maturity Value $10,735,237)
                Collateralized by U.S. Government Agency Securities,
                2.58% - 7.125%, 3/10/09 - 2/28/18;
      (e)          U.S. Government Agency Discount Note, 3/10/09; (e) U.S.
                      Treasury Bills, 4/09/09; and U.S. Treasury Notes,
                      1.50%, 10/31/10
                                                                                                                     --------------
          TOTAL SHORT TERM INVESTMENTS (COST $111,121,130) ................                                            111,121,130
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $814,993,860) 99.1% .....................                                            817,060,776
          OTHER ASSETS, LESS LIABILITIES 0.9% .............................                                               7,224,168
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $  824,284,944
                                                                                                                     --------------

See Abbreviations on page 73.

(a)  The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(d) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2009, all repurchase agreements had been entered into on January 30, 2009.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    10  | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN BALANCED FUND                                                 COUNTRY              SHARES              VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          COMMON STOCKS 42.2%
          CONSUMER DISCRETIONARY 0.9%
          CBS Corp., B ....................................................   United States          100,000         $      572,000
                                                                                                                     --------------
          CONSUMER STAPLES 2.8%
          CVS Caremark Corp. ..............................................   United States           45,000              1,209,600
          Diageo PLC, ADR .................................................  United Kingdom           12,600                684,684
                                                                                                                     --------------
                                                                                                                          1,894,284
                                                                                                                     --------------
          ENERGY 5.4%
          Chevron Corp. ...................................................   United States            3,600                253,872
          ConocoPhillips ..................................................   United States           20,000                950,600
          Devon Energy Corp. ..............................................   United States           10,000                616,000
          Halliburton Co. .................................................   United States           50,000                862,500
          Petroplus Holdings AG ...........................................    Switzerland            25,000                493,513
          Valero Energy Corp. .............................................   United States           20,000                482,400
                                                                                                                     --------------
                                                                                                                          3,658,885
                                                                                                                     --------------
          FINANCIALS 2.0%
          iStar Financial Inc. ............................................   United States           30,000                 31,500
          JPMorgan Chase & Co. ............................................   United States           20,000                510,200
          Wells Fargo & Co. ...............................................   United States           42,400                801,360
                                                                                                                     --------------
                                                                                                                          1,343,060
                                                                                                                     --------------
          HEALTH CARE 5.8%
      (a) Genentech Inc. ..................................................   United States            8,000                649,920
          Johnson & Johnson ...............................................   United States           20,000              1,153,800
          Merck & Co. Inc. ................................................   United States           30,000                856,500
          Pfizer Inc. .....................................................   United States           30,000                437,400
          Roche Holding AG ................................................    Switzerland             4,000                563,424
      (a) Tenet Healthcare Corp. ..........................................   United States          200,000                214,000
                                                                                                                     --------------
                                                                                                                          3,875,044
                                                                                                                     --------------
          INDUSTRIALS 4.8%
          3M Co. ..........................................................   United States            8,000                430,320
          Avery Dennison Corp. ............................................   United States           15,000                363,450
          The Boeing Co. ..................................................   United States           10,000                423,100
          Caterpillar Inc. ................................................   United States            8,000                246,800
          General Electric Co. ............................................   United States           40,000                485,200
          Pitney Bowes Inc. ...............................................   United States           25,000                556,500
          United Parcel Service Inc., B ...................................   United States            6,000                254,940
          United Technologies Corp. .......................................   United States           10,000                479,900
                                                                                                                     --------------
                                                                                                                          3,240,210
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 10.6%
      (a) Agilent Technologies Inc. .......................................   United States           50,000                904,000
      (a) Cisco Systems Inc. ..............................................   United States           45,000                673,650
          Intel Corp. .....................................................   United States           60,000                774,000
          International Business Machines Corp. ...........................   United States           15,000              1,374,750
          Maxim Integrated Products Inc. ..................................   United States           20,000                264,600
          Microsoft Corp. .................................................   United States          100,000              1,710,000
      (a) NetApp Inc. .....................................................   United States           20,000                296,600


                    Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

          FRANKLIN BALANCED FUND                                                 COUNTRY              SHARES              VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          COMMON STOCKS (CONTINUED)
          INFORMATION TECHNOLOGY (CONTINUED)
          QUALCOMM Inc. ...................................................   United States           11,800         $      407,690
          Texas Instruments Inc. ..........................................   United States           50,000                747,500
                                                                                                                     --------------
                                                                                                                          7,152,790
                                                                                                                     --------------
          MATERIALS 2.0%
          Celanese Corp., A ...............................................   United States           50,000                532,500
          Weyerhaeuser Co. ................................................   United States           30,000                820,200
                                                                                                                     --------------
                                                                                                                          1,352,700
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 1.5%
          AT&T Inc. .......................................................   United States           40,000                984,800
                                                                                                                     --------------
          UTILITIES 6.4%
          Duke Energy Corp. ...............................................   United States           40,000                606,000
          PG&E Corp. ......................................................   United States           25,000                966,750
          Public Service Enterprise Group Inc. ............................   United States           20,000                631,400
          The Southern Co. ................................................   United States           40,000              1,338,000
          TECO Energy Inc. ................................................   United States           65,000                780,650
                                                                                                                     --------------
                                                                                                                          4,322,800
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $37,935,295) ..........................                                              28,396,573
                                                                                                                     --------------
          CONVERTIBLE PREFERRED STOCKS 4.2%
          FINANCIALS 2.0%
          American International Group Inc., 8.50%, cvt. pfd. .............   United States           10,000                 90,000
          Bank of America Corp., 7.25%, cvt. pfd., L ......................   United States            1,800                908,100
          Citigroup Inc., 6.50%, cvt. pfd. ................................   United States           21,050                321,012
                                                                                                                     --------------
                                                                                                                          1,319,112
                                                                                                                     --------------
          HEALTH CARE 1.3%
          Schering-Plough Corp., 6.00%, cvt. pfd. .........................   United States            5,000                859,250
                                                                                                                     --------------
          MATERIALS 0.9%
          Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ...........   United States           13,500                629,100
                                                                                                                     --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,454,829) ............                                               2,807,462
                                                                                                                     --------------
          PREFERRED STOCKS 0.1%
          FINANCIALS 0.1%
          Fannie Mae, 7.625%, pfd., R .....................................   United States           20,000                 18,000
          Fannie Mae, 8.25%, pfd. .........................................   United States           25,000                 27,500
          Freddie Mac, 8.375%, pfd., Z . ..................................   United States           30,200                 32,314
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS (COST $1,880,000) ........................                                                  77,814
                                                                                                                     --------------

                                                                                               PRINCIPAL AMOUNT(b)
                                                                                             ----------------------
          CONVERTIBLE BONDS 4.6%
          CONSUMER DISCRETIONARY 1.3%
      (c) Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 .......   United States  $     1,000,000                911,250
                                                                                                                     --------------
          FINANCIALS 1.8%
      (c) Duke Realty LP, cvt., senior note, 144A, 3.75%, 12/01/11 ........   United States        1,205,000                802,831
          Vornado Realty Trust, cvt., senior bond, 2.85%, 4/01/27 .........   United States          500,000                377,500
                                                                                                                     --------------
                                                                                                                          1,180,331
                                                                                                                     --------------


                    12 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN BALANCED FUND                                                 COUNTRY       PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CONVERTIBLE BONDS (CONTINUED)
          HEALTH CARE 1.5%
      (c) Mylan Inc., cvt., 144A, 3.75%, 9/15/15 ..........................   United States  $     1,000,000         $      992,500
                                                                                                                     --------------
          TOTAL CONVERTIBLE BONDS (COST $2,926,595) .......................                                               3,084,081
                                                                                                                     --------------
          CORPORATE BONDS 36.1%
          CONSUMER DISCRETIONARY 4.3%
          Comcast Corp., senior note,
             5.85%, 1/15/10 ...............................................   United States          200,000                202,691
             6.30%, 11/15/17 ..............................................   United States          350,000                351,502
          Dollar General Corp., senior note, 10.625%, 7/15/15  ............   United States          500,000                500,000
          Ford Motor Credit Co. LLC, senior note, 9.75%, 9/15/10  .........   United States          900,000                743,047
          R.H. Donnelley Corp., senior disc. note, A-2, 6.875%, 1/15/13 ...   United States          800,000                 76,000
          Target Corp., 6.00%, 1/15/18 ....................................   United States        1,000,000                990,711
                                                                                                                     --------------
                                                                                                                          2,863,951
                                                                                                                     --------------
          CONSUMER STAPLES 3.5%
          Altria Group Inc., senior note, 9.70%, 11/10/18  ................   United States        1,000,000              1,094,659
      (c) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14 ......   United States          750,000                762,214
          Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ...........   United States          300,000                226,662
          CVS Caremark Corp., senior note, 5.75%, 6/01/17 .................   United States          300,000                300,267
                                                                                                                     --------------
                                                                                                                          2,383,802
                                                                                                                     --------------
          ENERGY 5.8%
          Chesapeake Energy Corp., senior note, 7.25%, 12/15/18 ...........   United States        1,000,000                842,500
          El Paso Corp., senior note, 7.25%, 4/01/18  .....................   United States          500,000                460,000
      (c) LUKOIL International Finance BV, 144A, 6.356%, 6/07/17 ..........      Russia              500,000                377,500
      (c) Tennessee Gas Pipeline Co., senior note, 144A, 8.00%, 2/01/16 ...   United States        1,000,000                997,500
          Valero Energy Corp., 6.125%, 6/15/17 ............................   United States          400,000                352,017
      (d) Weatherford International Ltd., senior note, 9.625%, 3/01/19 ....   United States          850,000                865,398
                                                                                                                     --------------
                                                                                                                          3,894,915
                                                                                                                     --------------

          FINANCIALS 10.2%
          American Express Co., senior note, 7.00%, 3/19/18 ...............   United States          700,000                696,071
          American Express Credit Corp., senior note, C, 7.30%, 8/20/13 ...   United States          500,000                511,604
      (e) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual ....   United States          225,000                117,032
   (c, e) BNP Paribas, 144A, 7.195%, Perpetual ............................       France             300,000                165,186
          Compass Bank, 6.40%, 10/01/17 ...................................   United States          400,000                378,242
      (f) Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19 ...........   United States          700,000                696,500
          iStar Financial Inc., 8.625%, 6/01/13 ...........................   United States          900,000                360,247
      (e) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual .....   United States        1,440,000              1,097,113
          Lazard Group, senior note, 6.85%, 6/15/17 .......................   United States          300,000                206,886
   (c, g) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
             6/15/88 ......................................................   United States          500,000                300,422
      (c) Metropolitan Life Global Funding I, senior secured note, 144A,
             5.125%, 4/10/13 ..............................................   United States          900,000                861,542
      (g) The Travelers Cos. Inc., junior sub. bond, FRN, 6.25%, 3/15/67 ..   United States          500,000                330,266
      (e) Wachovia Capital Trust III, junior sub. bond, 5.80%, Perpetual ..   United States          500,000                255,104
(c, e, h) Washington Mutual Preferred Funding Trust IV, junior sub. bond,
             144A, 9.75%, Perpetual .......................................   United States          500,000                    350
      (e) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ................   United States          300,000                215,235
      (e) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ..................   United States          700,000                658,595
                                                                                                                     --------------
                                                                                                                          6,850,395
                                                                                                                     --------------


                    Quarterly Statements of Investments | 13

Franklin Investors Securities Trust

          FRANKLIN BALANCED FUND                                                 COUNTRY       PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          HEALTH CARE 2.8%
      (c) Bausch & Lomb Inc., senior note, 144A, 9.875%, 11/01/15 .........   United States  $       400,000         $      353,000
          Coventry Health Care Inc., senior note, 6.30%, 8/15/14 ..........   United States          400,000                272,068
          Quest Diagnostics Inc., 6.95%, 7/01/37 ..........................   United States          500,000                417,108
          Schering-Plough Corp., senior note, 6.00%, 9/15/17  .............   United States          400,000                412,883
      (g) Tenet Healthcare Corp., senior note, FRN, 9.25%, 2/01/15 ........   United States          500,000                397,500
                                                                                                                     --------------
                                                                                                                          1,852,559
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 0.3%
          First Data Corp., senior note, 9.875%, 9/24/15 ..................   United States          400,000                226,000
                                                                                                                     --------------
          MATERIALS 1.3%
          Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 .....................     Australia          1,000,000                880,386
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 2.9%
          Embarq Corp., senior note, 7.082%, 6/01/16 ......................   United States          250,000                222,806
          Telecom Italia Capital, senior note,
             4.95%, 9/30/14 ...............................................      Italy               100,000                 84,971
             6.999%, 6/04/18 ..............................................      Italy               600,000                556,334
          Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..........   United States          250,000                255,879
      (c) Verizon Wireless, 144A, 8.50%, 11/15/18 .........................   United States          700,000                804,216
                                                                                                                     --------------
                                                                                                                          1,924,206
                                                                                                                     --------------
          UTILITIES 5.0%
          Dominion Resources Inc., senior note, 8.875%, 1/15/19 ...........   United States          500,000                567,760
          Duke Energy Corp., senior note, 6.30%, 2/01/14 ..................   United States          300,000                307,958
      (c) Illinois Power Co., senior note, 144A, 9.75%, 11/15/18 ..........   United States        1,000,000              1,115,218
          Sempra Energy, senior note, 8.90%, 11/15/13 .....................   United States          750,000                802,470
      (c) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
             10.25%, 11/01/15 .............................................   United States          800,000                596,000
                                                                                                                     --------------
                                                                                                                          3,389,406
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $27,942,965) ........................                                              24,265,620
                                                                                                                     --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES (COST $126,617) 0.2%
          FINANCIALS 0.2%
      (g) Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.629%,
             9/25/35 ......................................................   United States          126,538                 99,366
                                                                                                                     --------------
          MORTGAGE-BACKED SECURITIES 0.9%
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.9%
          FNMA 30 Year, 6.00%, 8/01/36 ....................................   United States          347,579                358,706
          FNMA 30 Year, 6.50%, 4/01/36 ....................................   United States          260,058                271,316
                                                                                                                     --------------
          TOTAL MORTGAGE-BACKED SECURITIES (COST $600,973) ................                                                 630,022
                                                                                                                     --------------
          SHORT TERM INVESTMENTS 12.0%
          U.S. GOVERNMENT AND AGENCY SECURITY (COST $269,959) 0.4%
      (i) U.S. Treasury Bill, 4/02/09 .....................................   United States          270,000                269,928
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
             (COST $77,137,233) ...........................................                                              59,630,866
                                                                                                                     --------------


                    14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN BALANCED FUND                                                 COUNTRY            SHARES                VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          SHORT TERM INVESTMENTS (CONTINUED)
          MONEY MARKET FUNDS (COST $7,792,940) 11.6%
      (j) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................   United States        7,792,940         $    7,792,940
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $84,930,173) 100.3% .....................                                              67,423,806
          OPTIONS WRITTEN (0.0)%(k) .......................................                                                 (23,750)
          OTHER ASSETS, LESS LIABILITIES (0.3)% ...........................                                                (210,068)
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $   67,189,988
                                                                                                                     ==============

                                                                                                    CONTRACTS
                                                                                             ----------------------
          OPTIONS WRITTEN (PREMIUMS RECEIVED $23,500) 0.0%(k)
          PUT OPTIONS 0.0%(k)
          ENERGY 0.0%(k)
          Weatherford International Ltd., Mar. 10 Puts, 3/21/09 ...........   United States              250         $       23,750
                                                                                                                     --------------

See Abbreviations on page 73.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $9,039,729, representing 13.45% of net assets.

(d) A portion or all of the security is held in connection with written option contracts open at period end.

(e)  Perpetual security with no stated maturity date.

(f)  Security purchased on a when-issued basis.

(g)  The coupon rate shown represents the rate at period end.

(h)  Defaulted security.

(i)  The security is traded on a discount basis with no stated coupon rate.

(j) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(k)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 15

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN CONVERTIBLE SECURITIES FUND                                                        SHARES              VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          COMMON STOCKS 1.4%
          UTILITIES 1.4%
          CenterPoint Energy Inc. .........................................                          310,820         $    4,158,771
          PNM Resources Inc. ..............................................                          341,176              3,425,407
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $14,042,517) ..........................                                               7,584,178
                                                                                                                     --------------
          CONVERTIBLE PREFERRED STOCKS 28.6%
          CONSUMER DISCRETIONARY 3.4%
          Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...............                          450,000              4,410,000
          General Motors Corp., 6.25%, cvt. pfd., C .......................                          235,000                728,500
          General Motors Corp., 1.50%, cvt. pfd., D .......................                          776,200              9,120,350
          Retail Ventures Inc. into DSW Inc., 6.625%, cvt. pfd. ...........                          250,000              3,570,000
                                                                                                                     --------------
                                                                                                                         17,828,850
                                                                                                                     --------------
          CONSUMER STAPLES 2.7%
          Archer Daniels Midland Co., 6.25%, cvt. pfd. ....................                          400,000             14,424,000
                                                                                                                     --------------
          ENERGY 2.7%
      (a) Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .................                          110,000              5,783,536
          El Paso Corp., 4.99%, cvt. pfd. .................................                           12,000              8,538,000
                                                                                                                     --------------
                                                                                                                         14,321,536
                                                                                                                     --------------
          FINANCIALS 7.4%
          Affiliated Managers Group Inc., 5.10%, cvt. pfd. ................                          350,000              6,846,875
          Bank of America Corp., 7.25%, cvt. pfd., L ......................                            4,000              2,018,000
          CIT Group Inc., 8.75%, cvt. pfd., C .............................                           30,000                609,900
          Fannie Mae, 5.375%, cvt. pfd. ...................................                              140                175,000
          Legg Mason Inc., 7.00%, cvt. pfd. ...............................                          375,000              6,948,750
          MetLife Inc., 6.375%, cvt. pfd. .................................                          400,000              3,559,024
          Simon Property Group Inc., 6.00%, cvt. pfd. .....................                          200,000              7,506,000
          Wells Fargo & Co., 7.50%, cvt. pfd., A ..........................                           17,900             11,402,300
                                                                                                                     --------------
                                                                                                                         39,065,849
                                                                                                                     --------------
          HEALTH CARE 2.8%
          Schering-Plough Corp., 6.00%, cvt. pfd. .........................                           88,000             15,122,801
                                                                                                                     --------------
          INDUSTRIALS 2.2%
          Avery Dennison Corp., 7.875%, cvt. pfd. .........................                          400,000             11,600,000
                                                                                                                     --------------
          MATERIALS 1.4%
          Celanese Corp., 4.25%, cvt. pfd. ................................                          479,700              7,225,481
                                                                                                                     --------------
          UTILITIES 6.0%
          CMS Energy Corp., 4.50%, cvt. pfd., B ...........................                          100,000              6,225,000
          Entergy Corp., 7.625%, cvt. pfd. ................................                          300,000             14,652,000
          NRG Energy Inc., 4.00%, cvt. pfd. ...............................                            9,500             11,200,500
                                                                                                                     --------------
                                                                                                                         32,077,500
                                                                                                                     --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $268,690,172) ..........                                             151,666,017
                                                                                                                     --------------


                    16 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN CONVERTIBLE SECURITIES FUND                                                 PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          CONVERTIBLE BONDS 65.0%
          CONSUMER DISCRETIONARY 9.4%
          Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ..............                  $    19,000,000         $   17,242,500
          Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ...............                       18,000,000             15,997,500
          Liberty Media Corp., cvt., senior deb., B, 3.25%, 3/15/31 .......                       10,000,000              3,487,500
          Lions Gate Entertainment Corp., cvt., senior note, 3.625%,
             3/15/25 (Canada) .............................................                       10,000,000              6,936,460
      (a) Live Nation Inc., cvt., senior note, 144A, 2.875%, 7/15/27 ......                       17,865,000              6,520,725
                                                                                                                     --------------
                                                                                                                         50,184,685
                                                                                                                     --------------
          ENERGY 0.9%
          Helix Energy Solutions Group, cvt., senior note, 3.25%,
             12/15/25 .....................................................                       10,000,000              4,912,500
                                                                                                                     --------------
          FINANCIALS 4.2%
          CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ......                       20,000,000             12,089,660
      (c) iStar Financial Inc., cvt., senior note, FRN, 1.935%, 10/01/12 ..                       23,000,000              7,128,183
          Leucadia National Corp., cvt., senior sub. note, 3.75%,
             4/15/14 ......................................................                        3,600,000              3,361,500
                                                                                                                     --------------
                                                                                                                         22,579,343
                                                                                                                     --------------
          HEALTH CARE 21.6%
          Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn.,
             7/28/20 ......................................................                       15,000,000             13,481,250
          American Medical Systems Holdings Ltd., cvt., senior sub. note,
             3.25%, 7/01/36 ...............................................                       15,000,000             11,493,750
      (a) Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13 ............                       15,000,000             13,626,585
          Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%,
             4/23/17 ......................................................                        3,300,000              3,411,375
          Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13 ........                       10,000,000             13,662,500
          Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 ..................                       15,000,000             11,156,250
      (a) Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11 .........                       17,000,000             15,876,351
      (a) Mylan Inc., 144A, cvt., 3.75%, 9/15/15 ..........................                       16,000,000             15,880,000
          PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23 .............                       17,550,000             16,124,063
                                                                                                                     --------------
                                                                                                                        114,712,124
                                                                                                                     --------------
          INDUSTRIALS 6.2%
      (a) GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 .............                        3,000,000              3,105,000
      (a) L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ............                       15,000,000             15,750,000
          WESCO International Inc., cvt., senior deb.,
             1.75%, 11/15/26 ..............................................                        5,000,000              3,481,250
      (a)    144A, 1.75%, 11/15/26 ........................................                       15,000,000             10,443,750
                                                                                                                     --------------
                                                                                                                         32,780,000
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 17.5%
      (a) Alliance Data System Corp., senior note, 144A, cvt., 1.75%,
             8/01/13 ......................................................                       17,000,000             12,665,000
      (a) BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24 .......                       14,000,000              1,600,666
          EMC Corp., senior note, cvt., 1.75%, 12/01/13 ...................                       10,000,000              9,450,000
          Intel Corp., cvt.,
      (a)    junior sub. bond, 144A, 2.95%, 12/15/35 ......................                       19,000,000             14,755,400
             sub. deb., 2.95%, 12/15/35 ...................................                        2,000,000              1,553,200
          Liberty Media Corp. into Motorola Inc., cvt., senior deb., 3.50%,
             1/15/31 ......................................................                        8,000,000              2,397,305
      (a) Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%,
             12/15/37 .....................................................                       20,000,000             12,849,000
          Micron Technology Inc., cvt., senior sub. note, 1.875%,
             6/01/14 ......................................................                       20,000,000              7,700,000


                    Quarterly Statements of Investments | 17

Franklin Investors Securities Trust

          FRANKLIN CONVERTIBLE SECURITIES FUND                                                 PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          CONVERTIBLE BONDS (CONTINUED)
          INFORMATION TECHNOLOGY (CONTINUED)
          PMC-Sierra Inc., cvt.,
      (a)    144A, 2.25%, 10/15/25 ........................................                  $     3,500,000         $    2,800,000
             sub. note, 2.25%, 10/15/25 ...................................                        9,500,000              7,600,000
      (a) VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%,
             6/15/12 ......................................................                       21,000,000              9,765,000
      (a) VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%. 8/15/37 .....                       14,000,000              9,660,000
                                                                                                                     --------------
                                                                                                                         92,795,571
                                                                                                                     --------------
          MATERIALS 1.6%
      (d) Newmont Mining Corp., senior note, cvt., 3.00%, 2/15/12 .........                        7,500,000              8,334,375
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 2.5%
      (a) NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25 ...................                       15,000,000             13,293,750
                                                                                                                     --------------
          UTILITIES 1.1%
          CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 ...........                        6,000,000              6,039,456
                                                                                                                     --------------
          TOTAL CONVERTIBLE BONDS (COST $486,902,809) .....................                                             345,631,804
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $769,635,498) ..........................................                                             504,881,999
                                                                                                                     --------------
                                                                                                      SHARES
                                                                                             ----------------------
          SHORT TERM INVESTMENTS 5.9%
          MONEY MARKET FUNDS (COST $26,852,606) 5.0%
      (e) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................                       26,852,606             26,852,606
                                                                                                                     --------------
                                                                                               PRINCIPAL AMOUNT(b)
                                                                                             ----------------------
          REPURCHASE AGREEMENTS (COST $4,707,615) 0.9%
      (f) Joint Repurchase Agreement, 0.235%, 2/02/09 (Maturity Value
             $4,707,707) ..................................................                  $     4,707,615              4,707,615
             Banc of America Securities LLC (Maturity Value $736,944)
             Barclays Capital Inc. (Maturity Value $721,268)
             BNP Paribas Securities Corp. (Maturity Value $736,944)
             Credit Suisse Securities (USA) LLC (Maturity Value $736,944)
             Deutsche Bank Securities Inc. (Maturity Value $317,395)
             HSBC Securities (USA) Inc. (Maturity Value $736,944)
             UBS Securities LLC (Maturity Value $721,268)
                Collateralized by U.S. Government Agency Securities,
                   2.58% - 7.125%, 3/10/09 - 2/28/18;
      (g)          U.S. Government Agency Discount Note, 3/10/09; (g) U.S.
                      Treasury Bills, 4/09/09; and U.S. Treasury Notes,
                      1.50%, 10/31/10
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $801,195,719) 100.9% ....................                                             536,442,220
          OTHER ASSETS, LESS LIABILITIES (0.9)% ...........................                                              (4,818,113)
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $  531,624,107
                                                                                                                     ==============


                    18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN CONVERTIBLE SECURITIES FUND

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $164,374,763, representing 30.92% of net assets.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  The coupon rate shown represents the rate at period end.

(d)  Security purchased on a when-issued basis.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2009, all repurchase agreements had been entered into on January 30, 2009.

(g)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 19

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN EQUITY INCOME FUND                                            COUNTRY              SHARES              VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          COMMON STOCKS 69.6%
          CONSUMER DISCRETIONARY 5.2%
          Autoliv Inc. ....................................................      Sweden              155,100         $    2,852,289
          Best Buy Co. Inc. ...............................................   United States          298,700              8,369,574
          The Home Depot Inc. .............................................   United States          414,000              8,913,420
          Nordstrom Inc. ..................................................   United States          542,700              6,886,863
                                                                                                                     --------------
                                                                                                                         27,022,146
                                                                                                                     --------------
          CONSUMER STAPLES 7.2%
          The Coca-Cola Co. ...............................................   United States          329,800             14,089,056
          Diageo PLC, ADR .................................................  United Kingdom          227,200             12,346,048
          Unilever NV, N.Y. shs. ..........................................    Netherlands           488,700             10,736,739
                                                                                                                     --------------
                                                                                                                         37,171,843
                                                                                                                     --------------
          ENERGY 9.3%
          Chesapeake Energy Corp. .........................................   United States          327,445              5,176,906
          Chevron Corp. ...................................................   United States          155,600             10,972,912
          ConocoPhillips ..................................................   United States          279,300             13,275,129
          Exxon Mobil Corp. ...............................................   United States          144,734             11,069,256
          Halliburton Co. .................................................   United States          450,000              7,762,500
                                                                                                                     --------------
                                                                                                                         48,256,703
                                                                                                                     --------------
          FINANCIALS 6.1%
          AFLAC Inc. ......................................................   United States          210,500              4,885,705
          Bank of America Corp. ...........................................   United States          553,706              3,643,385
          Citigroup Inc. ..................................................   United States          533,400              1,893,570
          iStar Financial Inc. ............................................   United States          534,400                561,120
          JPMorgan Chase & Co. ............................................   United States          261,350              6,667,039
          Marsh & McLennan Cos. Inc. ......................................   United States          365,900              7,072,847
          Wells Fargo & Co. ...............................................   United States          374,400              7,076,160
                                                                                                                     --------------
                                                                                                                         31,799,826
                                                                                                                     --------------
          HEALTH CARE 7.0%
          Johnson & Johnson ...............................................   United States          150,500              8,682,345
          Pfizer Inc. .....................................................   United States          684,500              9,980,010
          Roche Holding AG ................................................    Switzerland           125,300             17,649,256
                                                                                                                     --------------
                                                                                                                         36,311,611
                                                                                                                     --------------
          INDUSTRIALS 13.0%
          3M Co. ..........................................................   United States          213,100             11,462,649
          The Boeing Co. ..................................................   United States          189,300              8,009,283
          Caterpillar Inc. ................................................   United States          264,200              8,150,570
          General Electric Co. ............................................   United States          596,600              7,236,758
          J.B. Hunt Transport Services Inc. ...............................   United States          282,800              6,297,956
          Pitney Bowes Inc. ...............................................   United States          334,500              7,445,970
          United Parcel Service Inc., B ...................................   United States          201,600              8,565,984
          Waste Management Inc. ...........................................   United States          319,600              9,968,324
                                                                                                                     --------------
                                                                                                                         67,137,494
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 10.5%
          Intel Corp. .....................................................   United States          870,500             11,229,450
          International Business Machines Corp. ...........................   United States          139,900             12,821,835


                    20 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN EQUITY INCOME FUND                                            COUNTRY              SHARES              VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          COMMON STOCKS (CONTINUED)
          INFORMATION TECHNOLOGY (CONTINUED)
          Microsoft Corp. .................................................   United States          750,000         $   12,825,000
          Nokia Corp., ADR ................................................      Finland             530,800              6,512,916
          Paychex Inc. ....................................................   United States          443,900             10,782,331
                                                                                                                     --------------
                                                                                                                         54,171,532
                                                                                                                     --------------
          MATERIALS 2.7%
          The Dow Chemical Co. ............................................   United States          379,300              4,396,087
      (a) Newmont Mining Corp. ............................................   United States          110,400              4,391,712
          Weyerhaeuser Co. ................................................   United States          185,000              5,057,900
                                                                                                                     --------------
                                                                                                                         13,845,699
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 1.8%
          AT&T Inc. .......................................................   United States          379,710              9,348,460
                                                                                                                     --------------
          UTILITIES 6.8%
          Dominion Resources Inc. .........................................   United States          343,000             12,066,740
          PG&E Corp. ......................................................   United States          340,000             13,147,800
          The Southern Co. ................................................   United States          300,000             10,035,000
                                                                                                                     --------------
                                                                                                                         35,249,540
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $546,220,855) .........................                                             360,314,854
                                                                                                                     --------------
          CONVERTIBLE PREFERRED STOCKS 7.0%
          CONSUMER DISCRETIONARY 0.4%
          General Motors Corp., 6.25%, cvt. pfd., C .......................   United States          680,000              2,108,000
                                                                                                                     --------------
          FINANCIALS 2.1%
          Bank of America Corp., 7.25%, cvt. pfd., L ......................   United States            9,000              4,540,500
          Wells Fargo & Co., 7.50%, cvt. pfd., A ..........................   United States            9,500              6,051,500
                                                                                                                     --------------
                                                                                                                         10,592,000
                                                                                                                     --------------
          HEALTH CARE 2.5%
          Schering-Plough Corp., 6.00%, cvt. pfd. .........................   United States           76,000             13,060,601
                                                                                                                     --------------
          UTILITIES 2.0%
          Entergy Corp., 7.625%, cvt. pfd. ................................   United States          215,000             10,500,600
                                                                                                                     --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $60,034,909) ...........                                              36,261,201
                                                                                                                     --------------
          PREFERRED STOCKS (COST $15,634,990) 0.1%
          FINANCIALS 0.1%
          Fannie Mae, 8.25%, pfd. .........................................   United States          625,000                687,500
                                                                                                                     --------------

                                                                                                PRINCIPAL AMOUNT
                                                                                             ----------------------
          CONVERTIBLE BONDS 6.4%
          CONSUMER DISCRETIONARY 1.1%
          Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ...............   United States  $     6,344,000              5,638,230
                                                                                                                     --------------
          HEALTH CARE 2.9%
      (b) Mylan Inc., cvt., 144A, 3.75%, 9/15/15 ..........................   United States       15,000,000             14,887,500
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 2.4%
          Microchip Technology Inc., cvt., 2.125%, 12/15/37 ...............   United States       19,500,000             12,406,875
                                                                                                                     --------------
          TOTAL CONVERTIBLE BONDS (COST $35,436,746) ......................                                              32,932,605
                                                                                                                     --------------


                    Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

          FRANKLIN EQUITY INCOME FUND                                            COUNTRY        PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS 6.7%
          CONSUMER STAPLES 1.3%
          Altria Group Inc., senior note, 8.50%, 11/10/13 .................   United States  $     6,500,000         $    7,148,557
                                                                                                                     --------------
          ENERGY 1.0%
          Weatherford International Ltd., senior note, 9.625%, 3/01/19 ....   United States        5,000,000              5,090,575
                                                                                                                     --------------
          FINANCIALS 4.4%
          American Express Credit Corp., senior note, C, 7.30%, 8/20/13 ...   United States       12,500,000             12,790,100
      (c) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual .....   United States       13,000,000              9,904,492
                                                                                                                     --------------
                                                                                                                         22,694,592
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $35,659,715) ........................                                              34,933,724
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $692,987,215) ..........................................                                             465,129,884
                                                                                                                     --------------

                                                                                                      SHARES
                                                                                             ----------------------
          SHORT TERM INVESTMENTS 10.6%
          MONEY MARKET FUNDS (COST $26,282,991) 5.1%
      (d) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................   United States       26,282,991             26,282,991
                                                                                                                     --------------

                                                                                                PRINCIPAL AMOUNT
                                                                                             ----------------------
          REPURCHASE AGREEMENTS (COST $28,427,138) 5.5%
      (e) Joint Repurchase Agreement, 0.235%, 2/02/09
             (Maturity Value $28,427,694) .................................   United States  $    28,427,138             28,427,138
                Banc of America Securities LLC (Maturity Value $4,450,071)
                Barclays Capital Inc. (Maturity Value $4,355,407)
                BNP Paribas Securities Corp. (Maturity Value $4,450,071)
                Credit Suisse Securities (USA) LLC (Maturity Value
                $4,450,071) Deutsche Bank Securities Inc. (Maturity Value
                $1,916,596) HSBC Securities (USA) Inc. (Maturity Value
                $4,450,071) UBS Securities LLC (Maturity Value $4,355,407)
                   Collateralized by U.S. Government Agency Securities,
                      2.58% - 7.125%, 3/10/09 - 2/28/18; (f) U.S.
                      Government Agency Discount Note, 3/10/09; (f) U.S.
                      Treasury Bills, 4/09/09; and U.S. Treasury Note,
                      1.50%, 10/31/10
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $747,697,344) 100.4% ....................                                             519,840,013
          OTHER ASSETS, LESS LIABILITIES (0.4)% ...........................                                              (1,973,529)
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $  517,866,484
                                                                                                                     ==============

See Abbreviations on page 73.

(a)  Security purchased on a delayed delivery basis.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the value of this security was $14,887,500, representing 2.87% of net assets.

(c)  Perpetual security with no stated maturity date.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2009, all repurchase agreements had been entered into on January 30, 2009.

(f)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS 78.8%
          AEROSPACE & DEFENSE 2.5%
          BE Aerospace Inc., Term Loan B, 5.75% - 5.87%, 7/28/14 ..........   United States  $     3,375,500         $    3,139,215
          Hawker Beechcraft Inc.,
             Synthetic L/C, 5.559%, 3/26/14 ...............................   United States          405,588                224,876
             Term Loan B, 2.409% - 3.459%, 3/26/14 ........................   United States        6,907,161              3,829,634
          ILC Industries Inc., June 2006 Term Loan, 2.409%, 2/24/12 .......   United States        2,359,688              1,988,037
          L-1 Identity Solutions Operating Co., Term Loan B, 6.75%,
             8/05/13 ......................................................   United States        1,777,500              1,666,406
          Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1 Loan,
             2.91%, 12/31/11 ..............................................   United States        6,005,355              5,359,779
          TransDigm Inc., Term Loan B, 3.498%, 6/23/13 ....................   United States       10,715,000              9,375,625
                                                                                                                     --------------
                                                                                                                         25,583,572
                                                                                                                     --------------
          APPAREL, ACCESSORIES & LUXURY GOODS 0.4%
          The William Carter Co., Term Loan B, 1.909% - 2.674%, 7/14/12 ...   United States        4,968,506              4,322,600
                                                                                                                     --------------
          APPLICATION SOFTWARE 0.1%
          CCC Information Services Group Inc., Term Loan B, 3.72%, 2/10/13    United States        1,410,727              1,001,616
                                                                                                                     --------------
          AUTO PARTS & EQUIPMENT 3.2%
          Affinia Group Inc., Term Loan B, 4.174%, 11/30/11 ...............   United States        6,339,369              3,803,622
          Cooper Standard Automotive Inc.,
             Term Loan B, 4.00%, 12/23/11 .................................      Canada            2,556,154              1,056,543
             Term Loan C, 4.00%, 12/23/11 .................................   United States        6,611,274              2,732,657
          Dayco Products LLC (Mark IV), Replacement Term Loan,
             5.97% - 8.48%, 6/23/11 .......................................   United States        7,860,231              2,652,828
          Federal-Mogul Corp.,
             Term Loan B, 2.268% - 2.388%, 12/27/14 .......................   United States       16,400,805              7,872,386
             Term Loan C, 2.298% - 2.328%, 12/27/15 .......................   United States          590,199                283,296
          Key Safety Systems Inc., Term Loan B, 2.661% - 3.716%, 3/10/14 ..   United States       13,466,470              6,778,119
          Tenneco Inc., Synthetic L/C, 3.858%, 3/16/14 ....................   United States        6,463,122              3,393,139
          TRW Automotive Inc., Tranche B-1 Term Loan, 1.938% - 4.625%,
             2/09/14 ......................................................   United States        2,817,318              1,943,949
          United Components Inc., Term Loan D, 4.39%, 6/29/12 .............   United States        3,377,245              2,456,946
                                                                                                                     --------------
                                                                                                                         32,973,485
                                                                                                                     --------------
          BROADCASTING 3.7%
          Citadel Broadcasting Corp., Term Loan B, 2.16% - 2.19%, 6/12/14 .   United States       14,882,075              6,324,882
          Discovery Communications Inc., Term Loan B, 3.459%, 5/14/14 .....   United States        8,077,000              7,306,802
          Entravision Communications Corp., Term Loan B, 2.94%, 3/29/13 ...   United States        7,012,667              5,136,778
          Gray Television Inc., Term Loan B, 1.94% - 2.93%, 12/31/14 ......   United States        7,186,121              3,185,844
          LBI Media Inc., Term Loan B, 1.909%, 3/31/12 ....................   United States          972,500                486,250
          Mission Broadcasting Inc., Term Loan B, 3.209%, 10/01/12 ........   United States        3,841,414              2,266,434
          Nexstar Broadcasting Inc., Term Loan B, 3.209%, 10/01/12 ........   United States        3,634,482              2,144,345
          Univision Communications Inc., Initial Term Loan, 2.659%,
             9/29/14 ......................................................   United States       21,500,000             11,433,399
                                                                                                                     --------------
                                                                                                                         38,284,734
                                                                                                                     --------------
          BUILDING PRODUCTS 0.6%
          Goodman Global Holdings Co. Inc., Term Loan B, 7.708%, 2/13/14 ..   United States        1,825,000              1,502,774
          NCI Building Systems Inc., Term Loan B, 1.84% - 2.66%, 6/18/10 ..   United States        5,176,516              4,658,865
                                                                                                                     --------------
                                                                                                                          6,161,639
                                                                                                                     --------------


                    Quarterly Statements of Investments | 23

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          CABLE & SATELLITE 5.6%
          Charter Communications Operating LLC,
             Incremental Term Loan, 8.50%, 3/06/14 ........................   United States  $     4,471,225         $    3,836,561
             Term Loan, 3.18% - 4.29%, 3/06/14 ............................   United States        8,196,988              6,291,188
          CSC Holdings Inc. (Cablevision), Incremental Term Loan, 2.083%,
             3/29/13 ......................................................   United States        8,636,822              7,812,722
          DIRECTV Holdings LLC,
             Term Loan B, 1.909%, 4/13/13 .................................   United States        2,484,051              2,296,861
             Term Loan C, 5.25%, 4/13/13 ..................................   United States        5,897,769              5,691,347
          Insight Midwest Holdings, Term Loan B, 2.45%, 4/02/14 ...........   United States        7,487,500              6,551,562
          MCC Iowa,
             Term Loan E, 6.50%, 1/03/16 ..................................   United States        1,290,508              1,204,473
             Tranche D-1 Term Loan, 2.06%, 1/31/15 ........................   United States        6,133,309              5,213,313
             Tranche D-2 Term Loan, 2.06%, 1/31/15 ........................   United States          974,642                828,446
          Mediacom LLC, Term Loan C, 1.81%, 1/31/15 .......................   United States        2,717,244              2,309,657
      (c) UPC Financing Partnership, Term Loan N, 2.198%, 12/31/14 ........    Netherlands        15,500,000             12,516,250
          Virgin Media Dover LLC, Tranche B10, 4.625%, 9/03/12 ............   United States        3,953,108              3,138,768
                                                                                                                     --------------
                                                                                                                         57,691,148
                                                                                                                     --------------
          CASINOS & GAMING 2.0%
          Ameristar Casinos Inc., Term Loan B, 2.411%, 11/10/12 ...........   United States        4,563,307              2,783,617
          Green Valley Ranch Gaming LLC, Term Loan B, 4.00% - 4.388%,
             2/16/14 ......................................................   United States        2,826,777              1,215,514
          Las Vegas Sands LLC,
             Delayed Draw I Term Loan, 2.16%, 5/23/14 .....................   United States        1,510,730                746,746
             Term Loan B, 2.16%, 5/23/14 ..................................   United States        5,541,192              2,738,984
          Penn National Gaming Inc.,
             Term Loan A, 1.66%, 10/03/11 .................................   United States        1,869,481              1,715,248
             Term Loan B, 2.15% - 4.14%, 10/03/12 .........................   United States        2,526,968              2,291,644
          VML U.S. Finance LLC (Venetian Macau),
             Delayed Draw, 2.66%, 5/25/12 .................................       Macau            4,785,438              2,773,377
             New Project Term Loans, 2.66%, 5/25/13 .......................       Macau            6,032,721              3,496,233
             Term Loan B, 2.66%, 5/25/13 ..................................       Macau            4,431,841              2,568,451
                                                                                                                     --------------
                                                                                                                         20,329,814
                                                                                                                     --------------
          COMMERCIAL PRINTING 0.1%
          Cenveo Corp.,
             Delayed Draw Term Loan, 3.275%, 6/21/13 ......................   United States           24,418                 14,834
             Term Loan C, 3.275%, 6/21/13 .................................   United States        2,467,484              1,498,997
                                                                                                                     --------------
                                                                                                                          1,513,831
                                                                                                                     --------------
          COMMODITY CHEMICALS 0.4%
      (d) Lyondell Chemical Co.,
             Tranche B-1, 6.00%, 12/20/14 .................................   United States        3,473,728              1,409,882
             Tranche B-2, 6.00%, 12/20/14 .................................   United States        8,737,676              3,090,953
                                                                                                                     --------------
                                                                                                                          4,500,835
                                                                                                                     --------------


                    24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          COMMUNICATIONS EQUIPMENT 0.8%
          Brocade Communications Systems Inc., Term Loan, 7.00%,
             10/07/13 .....................................................   United States  $     3,752,500         $    3,274,056
          CommScope Inc., Term Loan B, 2.909% - 3.959%, 12/26/14 ..........   United States        5,275,087              4,497,012
                                                                                                                     --------------
                                                                                                                          7,771,068
                                                                                                                     --------------
          CONSTRUCTION & ENGINEERING 0.2%
          CONTECH Construction Products Inc., Term Loan B, 2.43%,
             1/31/13 ......................................................   United States        3,520,034              1,636,816
          URS Corp., Term Loan B, 3.685%, 5/15/13 .........................   United States          237,354                224,893
                                                                                                                     --------------
                                                                                                                          1,861,709
                                                                                                                     --------------
          CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 2.6%
          Bucyrus International Inc., Tranche B Dollar Term Loan, 1.91% -
             4.526%,5/04/14 ...............................................   United States        6,830,851              5,772,069
          Manitowoc Co. Inc., Term Loan B, 6.50%, 11/06/14 ................   United States       10,900,000              8,488,375
          Oshkosh Truck Corp.,
             Term Loan A, 1.83% - 1.91%, 12/06/11 .........................   United States        1,937,500              1,307,812
             Term Loan B, 1.83% - 3.70%, 12/06/13 .........................   United States       15,210,808             10,628,552
                                                                                                                     --------------
                                                                                                                         26,196,808
                                                                                                                     --------------
          CONSTRUCTION MATERIALS 0.2%
          Headwaters Inc., Term Loan B, 5.97%, 4/30/11 ....................   United States        3,222,250              2,497,244
                                                                                                                     --------------
          DATA PROCESSING & OUTSOURCED SERVICES 2.8%
          Affiliated Computer Services Inc.,
             Additional Term Loan, 2.386% - 2.436%, 3/20/13 ...............   United States        5,396,059              4,986,298
             Term Loan B, 2.401%, 3/20/13 .................................   United States        2,321,089              2,144,832
          Emdeon Business Services LLC, First Lien Term Loan, 3.459%,
             11/16/13 .....................................................   United States        3,768,392              3,259,659
          First Data Corp.,
             Term Loan B-2, 3.139% - 3.159%, 9/24/14 ......................   United States          669,742                426,123
             Term Loan B-3, 3.139% - 3.159%, 9/24/14 ......................   United States        2,852,603              1,818,535
          infoGROUP Inc.,
             2006 Term Loan, 3.46%, 2/10/12 ...............................   United States        3,322,526              2,574,957
             2007 Term Loan, 3.46%, 2/10/12 ...............................   United States        2,249,454              1,743,327
          Lender Processing Services Inc., Term Loan B, 2.909%, 7/02/14 ...   United States        1,581,264              1,529,873
          Metavante Corp., Term Loan B, 4.943%, 11/01/14 ..................   United States        8,238,981              6,941,342
          SunGard Data Systems Inc.,
             Incremental Term Loan, 6.75%, 2/28/14 ........................   United States        2,693,250              2,382,503
             New U.S. Term Loan, 2.136% - 4.138%, 2/28/14 .................   United States        1,798,315              1,406,539
                                                                                                                     --------------
                                                                                                                         29,213,988
                                                                                                                     --------------
          DISTILLERS & VINTNERS 0.6%
          Constellation Brands Inc., Term Loan B, 1.938% - 3.688%,
             6/05/13 ......................................................   United States        6,640,904              6,249,828
                                                                                                                     --------------
          DIVERSIFIED CHEMICALS 2.0%
          Celanese U.S. Holdings LLC, Dollar Term Loan, 2.935%, 4/02/14 ...   United States        5,883,345              4,834,150
          Huntsman International LLC, Term Loan B, 2.161%, 4/21/14 ........   United States       12,086,647              8,587,188


                    Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          DIVERSIFIED CHEMICALS (CONTINUED)
          Ineos U.S. Finance LLC,
             Term Loan B2, 8.202%, 12/16/13 ...............................   United States  $     5,582,299         $    2,149,185
             Term Loan C2, 8.702%, 12/23/14 ...............................   United States        5,582,299              2,198,030
          Invista Canada Co., Term Loan B2, 4.50%, 4/29/11 ................       Canada             912,245                720,674
          Invista SARL, Term Loan B1, 4.50%, 4/29/11 ......................    Luxembourg          3,232,830              2,553,936
                                                                                                                     --------------
                                                                                                                         21,043,163
                                                                                                                     --------------
          DIVERSIFIED REAL ESTATE ACTIVITIES 0.4%
          CB Richard Ellis Services Inc., Term Loan B, 1.834%, 12/20/13 ...   United States        6,305,099              3,814,585
                                                                                                                     --------------
          DIVERSIFIED SUPPORT SERVICES 2.1%
          ARAMARK Corp.,
             Synthetic L/C, 2.427%, 1/26/14 ...............................   United States          814,219                716,287
             Term Loan B, 3.334%, 1/26/14 .................................   United States       12,748,724             11,215,333
          Language Lines Inc., Term Loan B, 4.71%, 6/11/11 ................   United States        3,715,062              3,176,378
          West Corp.,
             Term Loan B-2, 2.731% - 2.811%, 10/24/13 .....................   United States        7,323,035              5,263,431
             Term Loan B-3, 7.25%, 10/24/13 ...............................   United States          992,500                820,467
                                                                                                                     --------------
                                                                                                                         21,191,896
                                                                                                                     --------------
          EDUCATION SERVICES 1.1%
          Bright Horizons Family Solution Inc., Term Loan B, 6.25% - 7.50%,
             5/21/15 ......................................................   United States        6,166,506              4,216,349
          Education Management LLC, Term Loan C, 3.25%, 6/01/13 ...........   United States        7,780,431              5,967,591
          Laureate Education Inc.,
             Closing Date Term Loan, 4.409%, 8/18/14 ......................   United States        1,752,512              1,088,748
             Delayed Draw Term Loan, 4.409%, 8/18/14 ......................   United States          262,261                162,929
                                                                                                                     --------------
                                                                                                                         11,435,617
                                                                                                                     --------------
          ELECTRICAL COMPONENTS & EQUIPMENT 0.6%
          Baldor Electric Co., Term Loan B, 2.188% - 2.938%, 1/31/14 ......   United States        6,827,735              5,969,393
                                                                                                                     --------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
          Sensus Metering Systems Inc., Term Loan B1, 2.334% - 4.196%,
             12/17/10 .....................................................   United States        6,747,701              6,140,408
                                                                                                                     --------------
          ELECTRONIC MANUFACTURING SERVICES 0.6%
          FCI USA,
             Term Loan B1, 4.145%, 11/01/13 ...............................   United States        2,641,850              1,882,318
             Term Loan C1, 4.145%, 11/03/14 ...............................   United States        2,641,850              1,848,344
          Flextronics International USA Inc.,
             Term Loan A, 3.344% - 3.685%, 10/01/14 .......................   United States        2,979,042              1,951,272
             Term Loan A-1, 3.344%, 10/01/14 ..............................   United States          856,046                560,710
                                                                                                                     --------------
                                                                                                                          6,242,644
                                                                                                                     --------------
          ENVIRONMENTAL & FACILITIES SERVICES 1.3%
          Duratek Inc. (EnergySolutions), Term Loan B, 4.15%, 6/07/13 .....   United States        1,982,226              1,719,581
          EnergySolutions LLC,
             Synthetic L/C, 0.39%, 6/07/13 ................................   United States          269,683                233,950
             Synthetic L/C (Add-On), 0.39%, 6/07/13 .......................   United States        1,830,189              1,587,689
             Term Loan B, 4.15%, 6/07/13 ..................................   United States        4,131,572              3,584,139


                    26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          ENVIRONMENTAL & FACILITIES SERVICES (CONTINUED)
      (e) EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%, 7/07/12 ...   United States  $     6,170,297         $    3,655,901
          Safety-Kleen Systems Inc.,
             Synthetic L/C, 0.50%, 8/02/13 ................................   United States          528,814                467,254
             Term Loan B, 3.00%, 8/02/13 ..................................   United States        1,981,508              1,750,841
                                                                                                                     --------------
                                                                                                                         12,999,355
                                                                                                                     --------------
          FOOD RETAIL 0.2%
          Pantry Inc.,
             Delayed Draw Term Loan, 2.16%, 5/14/14 .......................   United States          712,575                543,338
             Term Loan B, 2.16%, 5/14/14 ..................................   United States        2,475,167              1,887,315
                                                                                                                     --------------
                                                                                                                          2,430,653
                                                                                                                     --------------
          GENERAL MERCHANDISE STORES 0.1%
          Dollar General Corp., Tranche B-1 Term Loan, 3.08% - 5.00%,
             7/07/14 ......................................................   United States        1,100,000                927,666
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT 1.0%
          DJO Finance LLC, Term Loan B, 3.409% - 4.459%, 5/20/14 ..........   United States        8,662,500              7,059,937
          Fresenius SE (New Finco1), Term Loan B1, 6.75%, 9/10/14 .........      Germany           2,144,652              2,066,014
          Fresenius SE (APP), Term Loan B2, 6.75%, 9/10/14 ................      Germany           1,155,348              1,112,985
                                                                                                                     --------------
                                                                                                                         10,238,936
                                                                                                                     --------------
          HEALTH CARE FACILITIES 6.7%
          Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.72% - 3.404%, 7/25/14 ..............   United States          903,685                768,471
             Term Loan, 4.439% - 4.446%, 7/25/14 ..........................   United States       17,599,945             14,966,553
          HCA Inc., Term Loan B-1, 3.709%, 11/18/13 .......................   United States       17,750,417             14,726,793
          Health Management Associates Inc., Term Loan B, 3.209%, 2/28/14 .   United States        4,789,703              3,438,322
          HealthSouth Corp., Term Loan B, 2.84% - 4.75%, 3/10/13 ..........   United States        7,620,537              6,699,725
          Iasis Healthcare LLC,
             Delayed Draw Term Loan, 2.409%, 3/14/14 ......................   United States        3,302,459              2,840,115
             Initial Term Loan, 2.409%, 3/14/14 ...........................   United States        9,543,776              8,207,647
             Synthetic L/C, 4.54%, 3/14/14 ................................   United States          885,081                761,170
          Psychiatric Solutions Inc., Term Loan, 2.159% - 2.171%, 7/01/12 .   United States        7,554,466              6,619,601
          Vanguard Health Holding Co. II LLC, Replacement Term Loan,
             2.659% - 3.709%, 9/23/11 .....................................   United States       11,053,157              9,544,401
                                                                                                                     --------------
                                                                                                                         68,572,798
                                                                                                                     --------------
          HEALTH CARE SERVICES 2.5%
          AMR Holdco/EmCare Holdco, Term Loan B, 2.386% - 4.189%, 2/10/12 .   United States        2,101,270              1,859,624
          DaVita Inc., Term Loan B-1, 1.84% - 2.96%, 10/05/12 .............   United States       15,274,532             14,058,023
          Fresenius Medical Care Holdings Inc., Term Loan B,
             2.535% - 2.953%, 3/31/13 .....................................      Germany           6,583,118              5,971,830
          U.S. Oncology Inc., Term Loan B, 4.561% - 6.178%, 8/20/11 .......   United States        2,575,385              2,317,846
          VICAR Operating Inc., Incremental Term Loan, 1.938%, 5/16/11 ....   United States        1,473,750              1,311,637
                                                                                                                     --------------
                                                                                                                         25,518,960
                                                                                                                     --------------


                    Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          HEALTH CARE SUPPLIES 0.9%
          Bausch and Lomb Inc.,
             Delayed Draw Term Loan, 4.709%, 4/28/15 ......................   United States  $     1,454,990         $    1,222,711
             Parent Term Loan B, 4.709%, 4/28/15 ..........................   United States        9,602,931              8,069,890
                                                                                                                     --------------
                                                                                                                          9,292,601
                                                                                                                     --------------
          HOME FURNISHINGS 0.1%
          Sealy Mattress Co., Revolver, 3.75% - 7.00%, 4/06/10 ............   United States        1,225,000                704,375
                                                                                                                     --------------
          HOUSEHOLD PRODUCTS 0.2%
          Prestige Brands Inc., Term Loan B, 2.659% - 2.661%, 4/06/11 .....   United States        2,233,079              1,953,944
                                                                                                                     --------------
          HOUSEWARES & SPECIALTIES 1.3%
          Jarden Corp.,
             Term Loan B1, 3.209%, 1/24/12 ................................   United States          603,658                517,637
             Term Loan B2, 3.209%, 1/24/12 ................................   United States        8,309,199              7,125,138
          Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.448%,
             12/21/11 .....................................................   United States        6,011,589              5,260,140
                                                                                                                     --------------
                                                                                                                         12,902,915
                                                                                                                     --------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.5%
          Dynegy Holdings Inc.,
             Term L/C Facility, 1.91%, 4/02/13 ............................   United States        7,362,007              6,239,300
             Term Loan B, 1.91%, 4/02/13 ..................................   United States          727,265                616,357
          NRG Energy Inc.,
             Credit Link, 1.359%, 2/01/13 .................................   United States        5,160,706              4,794,177
             Term Loan, 1.909% - 2.959%, 2/01/13 ..........................   United States       10,469,997              9,726,386
          Texas Competitive Electric Holdings Co. LLC,
             Term Loan B-2, 3.906% - 5.888%, 10/10/14 .....................   United States        1,842,853              1,290,458
             Term Loan B-3, 3.906% - 3.909%, 10/10/14 .....................   United States        3,950,000              2,763,025
                                                                                                                     --------------
                                                                                                                         25,429,703
                                                                                                                     --------------
          INDUSTRIAL CONGLOMERATES 0.5%
          TriMas Co. LLC,
             Term Loan B, 2.659% - 3.434%, 8/02/13 ........................   United States        6,840,269              4,172,564
             Tranche B-1 L/C, 4.88%, 8/02/11 ..............................   United States        1,614,858                985,063
                                                                                                                     --------------
                                                                                                                          5,157,627
                                                                                                                     --------------
          INDUSTRIAL MACHINERY 1.8%
          CI Acquisition Inc. (Chart Industries), Term Loan B, 2.438%,
             10/17/12 .....................................................   United States        1,735,586              1,501,282
          Husky Injection Molding Systems Ltd. (Ontario Inc.), Term Loan,
             4.459%, 12/14/12 .............................................      Canada            3,267,000              3,005,640
          Mueller Water Products Inc., Term Loan B, 2.159% - 3.209%,
             5/24/14 ......................................................   United States        6,461,063              5,225,385
          RBS Global Inc. (Rexnord),
             Incremental Tranche B-2, 2.938%, 7/22/13 .....................   United States        1,856,947              1,462,345
             Term Loan, 2.936% - 3.625%, 7/22/13 ..........................   United States        8,606,557              6,777,664
                                                                                                                     --------------
                                                                                                                         17,972,316
                                                                                                                     --------------
          INTEGRATED TELECOMMUNICATION SERVICES 3.1%
          GCI Holdings Inc., Add-On Term Loan, 4.66%, 8/31/12 .............   United States        6,103,368              5,401,481
          Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 3.925%,
             6/30/13 ......................................................   United States        3,006,812              2,666,666


                    28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
          NTELOS Inc., Term Loan B-1, 2.66%, 8/24/11 ......................   United States  $     5,893,265         $    5,292,888
          Wind Telecomunicazioni SpA,
             Term Loan B-2, 5.885%, 5/26/13 ...............................       Italy            4,850,000              4,155,844
             Term Loan C-2, 6.635%, 5/26/14 ...............................       Italy            4,850,000              4,151,600
             Windstream Corp., Tranche B-1, 2.35% - 2.59%, 7/17/13 ........   United States        9,781,300              8,900,983
      (d) Winstar Communications Inc., DIP, 2/20/49 .......................   United States          837,576              1,046,970
                                                                                                                     --------------
                                                                                                                         31,616,432
                                                                                                                     --------------
          INTERNET RETAIL 0.4%
          Ticketmaster, Term Loan B, 6.64%, 7/25/14 .......................   United States        6,000,000              4,440,000
                                                                                                                     --------------
          IT CONSULTING & OTHER SERVICES 0.7%
          Acxiom Corp., Term Loan B, 2.109% - 4.884%, 9/14/12 .............   United States        6,478,000              5,441,520
          CACI International Inc., Term Loan B-2 Loan, 1.84% - 3.38%,
             5/03/11 ......................................................   United States        2,070,093              1,920,012
                                                                                                                     --------------
                                                                                                                          7,361,532
                                                                                                                     --------------
          LEISURE FACILITIES 0.4%
          24 Hour Fitness Worldwide Inc., Term Loan B, 2.91% - 3.93%,
             6/08/12 ......................................................   United States        6,121,360              3,795,243
                                                                                                                     --------------
          LEISURE PRODUCTS 0.1%
          PlayPower Inc., Term Loan B, 3.16% - 4.38%, 6/30/12 .............   United States        1,259,055                994,654
                                                                                                                     --------------
          LIFE & HEALTH INSURANCE 0.9%
          Conseco Inc.,
             Revolver, 2.386%, 6/22/09 ....................................   United States        2,933,333              1,613,333
             Term Loan, 2.386%, 10/10/13 ..................................   United States       11,524,671              7,462,224
                                                                                                                     --------------
                                                                                                                          9,075,557
                                                                                                                     --------------
          LIFE SCIENCES TOOLS & SERVICES 0.2%
          Life Technologies Corp., Term Loan B, 5.25%, 11/21/15 ...........   United States        2,191,500              2,155,888
                                                                                                                     --------------
          METAL & GLASS CONTAINERS 0.4%
          Anchor Glass Container Corp., Term Loan, 6.75% - 7.958%, 6/20/14    United States        5,569,521              4,650,550
                                                                                                                     --------------
          MOVIES & ENTERTAINMENT 1.6%
          Cinemark USA Inc., Term Loan, 2.09% - 3.99%, 10/05/13 ...........   United States        3,264,233              2,939,442
          Regal Cinemas Corp., Term Loan, 5.209%, 10/27/13 ................   United States       10,047,000              9,142,770
          Zuffa LLC, Term Loan B, 2.438%, 6/19/15 .........................   United States        5,720,682              4,190,399
                                                                                                                     --------------
                                                                                                                         16,272,611
                                                                                                                     --------------
          OIL & GAS DRILLING 0.5%
          Dresser Inc., Term Loan B, 2.659% - 4.486%, 5/04/14 .............   United States        7,794,806              5,658,546
                                                                                                                     --------------
          OIL & GAS EXPLORATION & PRODUCTION 0.1%
          ATP Oil and Gas Corp.,
          Tranche B-1, 8.50%, 7/15/14 .....................................   United States        1,652,605                962,052
          Tranche B-2, 8.50%, 1/15/11 .....................................   United States          516,802                300,853
                                                                                                                     --------------
                                                                                                                          1,262,905
                                                                                                                     --------------
          PACKAGED FOODS & MEATS 1.7%
          Dean Foods Co., Term Loan B, 1.91% - 2.96%, 4/02/14 .............   United States       13,824,777             12,503,737
          Del Monte Foods Co., Term Loan B, 1.856% - 2.625%, 2/08/12 ......   United States        1,728,710              1,638,570
          Wm. Wrigley Jr. Co., Term Loan B, 4.938%, 10/06/14 ..............   United States        3,100,000              3,054,470
                                                                                                                     --------------
                                                                                                                         17,196,777
                                                                                                                     --------------


                    Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          PAPER PACKAGING 0.7%
          Graham Packaging Co. LP, New Term Loan, 2.69% - 6.31%,
             10/07/11 .....................................................   United States  $     1,906,452         $     1,538,930
          Graphic Packaging International Inc., 2008 Incremental Term
             Loan, 3.083% - 4.185%, 5/16/14 ...............................   United States        2,955,680              2,544,657
          Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14 ......................   United States        3,573,000              3,322,890
                                                                                                                     --------------
                                                                                                                          7,406,477
                                                                                                                     --------------
          PAPER PRODUCTS 1.9%
          Domtar Corp., Term Loan, 1.796%, 3/07/14 ........................   United States        5,781,391              4,889,403
          Georgia-Pacific LLC,
             Additional Term Loan, 2.409% - 4.189%, 12/20/12 ..............   United States        4,018,761              3,478,740
             Term Loan B, 2.409% - 4.189%, 12/20/12 .......................   United States        9,586,646              8,298,440
          NewPage Corp., Term Loan, 5.313%, 12/22/14 ......................   United States        1,693,210                984,884
          Verso Paper Holdings LLC, Term Loan B, 3.25%, 8/01/13 ...........   United States        2,955,447              2,127,922
                                                                                                                     --------------
                                                                                                                         19,779,389
                                                                                                                     --------------
          PERSONAL PRODUCTS 0.4%
          Chattem Inc., Term Loan B, 2.598% - 2.844%, 1/02/13 .............   United States        2,241,831              2,017,648
          Herbalife International Inc., Term Loan B, 2.96%, 7/21/13 .......   United States        3,010,847              2,137,702
                                                                                                                     --------------
                                                                                                                          4,155,350
                                                                                                                     --------------
          PHARMACEUTICALS 0.2%
          Mylan Inc., Term Loan B, 3.688% - 4.75%, 10/02/14 ...............   United States        1,822,000              1,671,685
                                                                                                                     --------------
          PROPERTY & CASUALTY INSURANCE 0.1%
          Affirmative Insurance Holdings Inc., Term Loan, 3.909% - 5.696%,
             1/31/14 ......................................................   United States        1,157,999                593,475
                                                                                                                     --------------
          PUBLISHING 4.0%
          Canwest Mediaworks LP, Credit D, 4.196%, 7/10/14 ................      Canada           11,895,603              6,750,755
          Dex Media East LLC, Term Loan B, 3.18% - 4.17%, 10/24/14 ........   United States          199,500                 90,060
          Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ................   United States        9,366,667              5,151,667
      (c) Idearc Inc., Term Loan B, 2.42% - 3.46%, 11/17/14 ...............   United States       31,864,802             11,065,053
          Newsday LLC, Floating Rate Term Loan, 6.594%, 8/01/13 ...........   United States        5,000,000              4,312,500
          R.H. Donnelley Inc.,
             Term Loan D-1, 6.75%, 6/30/11 ................................   United States        1,068,620                684,807
             Term Loan D-2, 6.75%, 6/30/11 ................................   United States        7,917,391              5,152,899
      (d) Tribune Co.,
             Term Loan B, 5.25%, 5/16/14 ..................................   United States       15,970,771              4,466,114
             Term Loan X, 5.00%, 5/18/09 ..................................   United States        4,606,743              1,294,495
          Wenner Media LLC, Term Loan B, 3.209%, 10/02/13 .................   United States        2,443,978              1,771,884
                                                                                                                     --------------
                                                                                                                         40,740,234
                                                                                                                     --------------
          RAILROADS 0.2%
          Kansas City Southern Railway, Term Loan B, 2.16% - 4.95%,
             4/26/13 ......................................................   United States        2,802,899              2,471,224
                                                                                                                     --------------
          RESEARCH & CONSULTING SERVICES 1.0%
          Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,
             2.406% - 4.388%, 8/09/13 .....................................   United States       12,775,669             10,220,535
                                                                                                                     --------------
          RESTAURANTS 0.3%
          Arby's Restaurant Holdings LLC, Term Loan B, 2.659%, 7/25/12 ....   United States        4,453,223              3,050,458
                                                                                                                     --------------


                    30 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          RETAIL REIT 0.5%
          Macerich Co., Term Loan B, 1.938%, 4/25/10 ......................   United States  $     7,110,000         $    5,332,500
                                                                                                                     --------------
          SECURITY & ALARM SERVICES 0.1%
          Protection One Inc., Term Loan C, 2.65% - 2.66%, 3/31/12 ........   United States        1,542,370              1,079,659
                                                                                                                     --------------
          SEMICONDUCTORS 0.6%
          Fairchild Semiconductor Corp.,
             Incremental Term Loan, 3.959%, 6/26/13 .......................   United States        4,912,875              3,340,755
             Initial Term Loan, 2.959%, 6/26/13 ...........................   United States        3,908,180              2,559,858
                                                                                                                     --------------
                                                                                                                          5,900,613
                                                                                                                     --------------
          SPECIALIZED CONSUMER SERVICES 0.6%
          Affinion Group Inc., Term Loan B, 3.959% - 4.673%, 10/17/12 .....   United States        6,095,901              4,465,248
          Brickman Group Holdings Inc., Term Loan B, 2.409%, 1/23/14 ......   United States        2,743,576              1,882,779
                                                                                                                     --------------
                                                                                                                          6,348,027
                                                                                                                     --------------
          SPECIALTY CHEMICALS 2.9%
          Brenntag Holding GmbH & Co. KG,
             Acquisition Facility, 2.334% - 3.501%, 1/20/14 ...............      Germany             824,727                643,287
             Term Loan B2, 2.334% - 3.501%, 1/20/14 .......................   United States        1,875,273              1,344,214
          Cognis GmbH, Term Loan C, 3.996%, 9/15/13 .......................      Germany           5,500,000              3,575,000
          Hexion Specialty Chemicals BV,
             Term Loan C-2, 3.75%, 5/03/13 ................................    Netherlands         3,057,256              1,299,334
             Term Loan C-5, 3.75%, 5/03/13 ................................    Netherlands         1,182,000                502,350
          Hexion Specialty Chemicals Inc., Term Loan C-1, 3.688%,
             5/03/13 ......................................................   United States       14,073,919              5,981,416
          Nalco Holding Co., Term Loan B, 2.188% - 4.188%, 11/04/10 .......   United States        3,241,281              3,041,015
          Oxbow Carbon LLC,
             Delayed Draw Term Loan, 2.409%, 5/08/14 ......................   United States          844,553                580,102
             Term Loan B, 2.409% - 3.459%, 5/08/14 ........................   United States        9,433,630              6,479,724
          Polypore Inc., Incremental Term Loan, 2.45%, 7/03/14 ............   United States        3,059,155              2,064,930
          Rockwood Specialties Group Inc., Term Loan E, 1.909%, 7/30/12 ...   United States        4,277,768              3,772,991
                                                                                                                     --------------
                                                                                                                         29,284,363
                                                                                                                     --------------
          SYSTEMS SOFTWARE 0.7%
          Audatex North America Inc., Domestic Term Loan C, 3.746%,
             5/16/14 ......................................................   United States        3,884,345              2,796,728
          Macrovision Solutions Corp., Term Loan B, 6.00%, 5/02/13 ........   United States        4,079,500              3,977,513
                                                                                                                     --------------
                                                                                                                          6,774,241
                                                                                                                     --------------
          TRADING COMPANIES & DISTRIBUTORS 0.9%
          Ashtead Group PLC, Term Loan, 2.188%, 8/31/11 ...................  United Kingdom        2,165,600              1,743,308
          Interline Brands,
             Delayed Draw Term Loan, 2.04%, 6/23/13 .......................   United States        1,619,792              1,036,667
             Term Loan B, 2.04%, 6/23/13 ..................................   United States        1,124,589                719,737
          RSC Holdings III, ABL Term Loan, 2.16% - 2.22%, 11/27/12 ........   United States        6,729,478              5,434,054
                                                                                                                     --------------
                                                                                                                          8,933,766
                                                                                                                     --------------
          TRUCKING 0.3%
          Hertz Corp.,
             Credit Link, 1.525%, 12/21/12 ................................   United States          686,017                440,766
             Term Loan B, 2.09% - 2.19%, 12/21/12 .........................   United States        3,765,330              2,419,224
                                                                                                                     --------------
                                                                                                                          2,859,990
                                                                                                                     --------------


                    Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

          FRANKLIN FLOATING RATE DAILY ACCESS FUND                               COUNTRY       PRINCIPAL AMOUNT(a)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          WIRELESS TELECOMMUNICATION SERVICES 1.0%
          Intelsat Corp. (Panamsat),
             Tranche B-2-A, 3.925%, 1/03/14 ...............................   United States  $     3,847,052         $    3,330,447
             Tranche B-2-B, 3.925%, 1/03/14 ...............................   United States        3,845,887              3,329,438
             Tranche B-2-C, 3.925%, 1/03/14 ...............................   United States        3,845,887              3,329,438
                                                                                                                     --------------
                                                                                                                          9,989,323
                                                                                                                     --------------
          TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,077,576,828) ......                                             807,165,478
                                                                                                                     --------------
                                                                                                      SHARES
                                                                                             ----------------------
          COMMON STOCKS (COST $156,558) 0.0%(f)
          STEEL 0.0%(f)
   (g, h) Copperweld Holding Co., B, Escrow Account .......................   United States            1,741                181,360
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $1,077,733,386)                                                                                      807,346,838
                                                                                                                     --------------
          SHORT TERM INVESTMENTS (COST $183,301,729) 17.9%
          MONEY MARKET FUNDS 17.9%
      (i) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................   United States      183,301,729            183,301,729
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $1,261,035,115) 96.7% ...................                                             990,648,567
          OTHER ASSETS, LESS LIABILITIES 3.3% .............................                                              33,854,061
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $1,024,502,628
                                                                                                                     ==============

See Abbreviations on page 73.

((a) The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d)  Defaulted security.

(e)  Income may be received in additional securities and/or cash.

(f)  Rounds to less than 0.1% of net assets.

(g)    Non-income producing for the twelve months ended January 31, 2009.

(h) Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2009, the aggregate value of this security was $181,360, representing 0.01% of net assets.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    32 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT         VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES 37.9%
      (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.9%
          FHLMC, 4.223%, 12/01/34 .........................................                  $       872,649         $      873,356
          FHLMC, 4.375%, 12/01/33 .........................................                          964,132                957,427
          FHLMC, 4.442%, 9/01/33 ..........................................                          272,478                268,103
          FHLMC, 4.734%, 8/01/34 ..........................................                        1,229,069              1,229,371
                                                                                                                     --------------
                                                                                                                          3,328,257
                                                                                                                     --------------
          FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 12.7%
          FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23 ...................                        6,041,647              6,189,568
          FHLMC Gold 15 Year, 5.00%, 6/01/23 ..............................                        6,557,683              6,716,522
          FHLMC Gold 15 Year, 6.00%, 10/01/21 .............................                        3,742,953              3,899,810
          FHLMC Gold 15 Year, 6.00%, 10/01/23 .............................                       18,986,934             19,781,557
          FHLMC Gold 15 Year, 7.00%, 12/01/10 - 8/01/13 ...................                          127,288                132,482
      (b) FHLMC Gold 30 Year, 4.00%, 2/01/39 ..............................                        5,000,000              4,957,812
          FHLMC Gold 30 Year, 5.00%, 8/01/38 ..............................                        4,999,999              5,082,999
          FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 ...................                        1,368,356              1,472,060
          FHLMC Gold 30 Year, 9.50%, 3/01/21 ..............................                           29,572                 31,077
                                                                                                                     --------------
                                                                                                                         48,263,887
                                                                                                                     --------------
      (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
             RATE 12.0%
          FNMA, 3.471%, 4/01/34 ...........................................                          275,550                280,030
          FNMA, 3.895%, 4/01/35 ...........................................                          129,613                125,861
          FNMA, 3.93%, 3/01/33 ............................................                          269,884                264,448
          FNMA, 3.947%, 12/01/34 ..........................................                          659,605                672,051
          FNMA, 4.134%, 1/01/33 ...........................................                           12,516                 12,428
          FNMA, 4.167%, 6/01/34 ...........................................                        1,224,018              1,235,259
          FNMA, 4.188%, 8/01/34 ...........................................                        1,075,551              1,075,472
          FNMA, 4.198%, 5/01/34 ...........................................                        1,170,886              1,179,922
          FNMA, 4.288%, 9/01/33 ...........................................                        3,544,876              3,600,249
          FNMA, 4.375%, 8/01/33 - 9/01/34 .................................                        1,258,576              1,256,279
          FNMA, 4.44%, 8/01/34 ............................................                        3,983,484              3,999,913
          FNMA, 4.443%, 4/01/33 ...........................................                          453,653                461,023
          FNMA, 4.473%, 6/01/33 ...........................................                          295,308                297,496
          FNMA, 4.50%, 10/01/33 ...........................................                          296,353                297,362
          FNMA, 4.522%, 1/01/35 ...........................................                       11,075,983             11,030,572
          FNMA, 4.542%, 1/01/33 ...........................................                          209,180                209,357
          FNMA, 4.562%, 7/01/34 ...........................................                        1,990,256              1,987,958
          FNMA, 4.699%, 4/01/33 ...........................................                        1,272,148              1,281,472
          FNMA, 4.727%, 2/01/34 ...........................................                        1,702,193              1,727,337
          FNMA, 4.826%, 2/01/35 ...........................................                        2,876,883              2,913,641
          FNMA, 4.851%, 3/01/33 ...........................................                        1,347,658              1,332,745
          FNMA, 4.896%, 11/01/32 ..........................................                        3,555,063              3,594,358
          FNMA, 5.04%, 3/01/34 ............................................                          145,305                147,246
          FNMA, 5.046%, 3/01/35 ...........................................                        2,670,323              2,715,464
          FNMA, 5.157%, 1/01/35 ...........................................                          375,149                381,855
          FNMA, 5.217%, 11/01/34 ..........................................                          252,125                255,579
          FNMA, 5.80%, 12/01/33 ...........................................                          541,639                552,424
          FNMA, 5.809%, 11/01/11 ..........................................                        2,446,828              2,556,336
                                                                                                                     --------------
                                                                                                                         45,444,137
                                                                                                                     --------------


                    Quarterly Statements of Investments | 33

Franklin Investors Securities Trust

          FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                              PRINCIPAL AMOUNT         VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.8%
          FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 .........................                  $       559,726         $      570,683
          FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 ..........................                        2,835,923              2,918,760
          FNMA 15 Year, 5.00%, 6/01/23 ....................................                        8,969,354              9,192,213
          FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 .........................                        2,732,448              2,831,488
          FNMA 15 Year, 5.50%, 2/01/21 ....................................                        4,453,601              4,596,519
          FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 ..........................                        2,613,304              2,729,658
          FNMA 15 Year, 6.50%, 9/01/09 - 10/01/16 .........................                          386,528                403,752
          FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 ..........................                          272,026                282,788
          FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 .........................                          145,392                152,809
          FNMA 30 Year, 5.00%, 3/01/38 ....................................                       13,917,906             14,166,340
          FNMA 30 Year, 6.50%, 8/01/38 ....................................                        2,571,608              2,682,391
          FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 .........................                          143,814                155,530
          FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 ..........................                          270,414                297,457
                                                                                                                     --------------
                                                                                                                         40,980,388
                                                                                                                     --------------
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.5%
          GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ....................                          503,050                528,956
          GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 ...................                          173,986                184,087
          GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 .....................                          782,591                804,345
          GNMA I SF 30 Year, 6.00%, 3/15/33 ...............................                          203,715                210,291
          GNMA I SF 30 Year, 7.50%, 11/15/16 ..............................                           41,853                 44,464
          GNMA I SF 30 Year, 8.00%, 11/15/16 ..............................                          102,520                109,623
          GNMA I SF 30 Year, 8.50%, 9/15/09 - 1/15/17 .....................                           26,985                 28,830
          GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 .....................                          445,233                476,887
          GNMA II SF 30 Year, 5.00%, 6/20/38 ..............................                        2,478,495              2,526,834
          GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 ..................                          507,356                539,155
          GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/16 ...................                           69,667                 74,359
          GNMA II SF 30 Year, 9.50%, 6/20/16 ..............................                           65,132                 70,454
                                                                                                                     --------------
                                                                                                                          5,598,285
                                                                                                                     --------------
          TOTAL MORTGAGE-BACKED SECURITIES (COST $141,780,787) ............                                             143,614,954
                                                                                                                     --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 59.5%
          FHLB,
             4.75%, 4/24/09 ...............................................                        2,000,000              2,019,566
             4.875%, 11/18/11 .............................................                        2,000,000              2,152,630
             5.75%, 5/15/12 ...............................................                        2,000,000              2,217,882
          FHLMC,
             4.75%, 1/18/11 ...............................................                       11,000,000             11,688,886
             3.875%, 6/29/11 ..............................................                        7,000,000              7,350,196
             5.25%, 7/18/11 ...............................................                       16,000,000             17,297,440
             5.50%, 9/15/11 ...............................................                       14,000,000             15,295,238
             5.75%, 1/15/12 ...............................................                        2,000,000              2,203,642
             5.125%, 7/15/12 ..............................................                       14,000,000             15,216,320
             5.50%, 8/20/12 ...............................................                        8,000,000              8,891,200
             4.125%, 12/21/12 .............................................                        4,000,000              4,274,964
             4.50%, 1/15/13 ...............................................                        8,300,000              8,813,430
             3.50%, 5/29/13 ...............................................                        4,200,000              4,392,116
             3.75%, 6/28/13 ...............................................                        7,000,000              7,402,766


                    34 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                             PRINCIPAL AMOUNT          VALUE
          -----------------------------------------------------------------                  ----------------------  --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
          FHLMC, (continued)
             4.50%, 7/15/13 ...............................................                  $     3,500,000         $    3,804,608
             4.50%, 1/15/14 ...............................................                        3,000,000              3,273,945
             4.50%, 1/15/15 ...............................................                       12,000,000             13,089,372
             senior note, 4.75%, 3/05/12 ..................................                       10,000,000             10,717,830
             senior note, 4.375%, 7/17/15 .................................                        4,000,000              4,314,988
          FNMA,
             2.875%, 10/12/10 .............................................                        5,000,000              5,126,600
             5.125%, 4/15/11 ..............................................                        9,000,000              9,649,431
             6.00%, 5/15/11 ...............................................                        9,000,000              9,813,933
             3.625%, 8/15/11 ..............................................                       10,000,000             10,446,470
             5.00%, 10/15/11 ..............................................                        3,000,000              3,233,442
             5.375%, 11/15/11 .............................................                        6,300,000              6,853,247
             5.00%, 2/16/12 ...............................................                        6,000,000              6,508,722
             4.75%, 11/19/12 ..............................................                        4,000,000              4,368,656
             4.375%, 3/15/13 ..............................................                        4,000,000              4,323,708
             4.625%, 10/15/13 .............................................                        5,000,000              5,481,400
             5.25%, 9/15/16 ...............................................                        3,000,000              3,335,373
             senior note, 5.00%, 4/15/15 ..................................                        2,000,000              2,229,850
      (c) U.S. Treasury Note, Index Linked,
             3.00%, 7/15/12 ...............................................                        1,773,294              1,836,469
             2.00%, 1/15/14 ...............................................                        3,566,149              3,547,206
             2.00%, 7/15/14 ...............................................                        1,353,183              1,343,881
             2.375%, 1/15/17 ..............................................                        3,162,065              3,220,368
                                                                                                                     --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $215,041,706) ..........................................                                             225,735,775
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $356,822,493) ..........................................                                             369,350,729
                                                                                                                     --------------

                                                                                                       SHARES
                                                                                                -------------------
          SHORT TERM INVESTMENTS 3.5%
          MONEY MARKET FUNDS (COST $7,579,171) 2.0%
      (d) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................                        7,579,171              7,579,171
                                                                                                                     --------------

                                                                                                PRINCIPAL AMOUNT
                                                                                             ----------------------
          REPURCHASE AGREEMENTS (COST $5,732,192) 1.5%
      (e) Joint Repurchase Agreement, 0.235%, 2/02/09 (Maturity
             Value $5,732,304) ............................................                  $     5,732,192              5,732,192
             Banc of America Securities LLC (Maturity Value $897,335)
             Barclays Capital Inc. (Maturity Value $878,246)
             BNP Paribas Securities Corp. (Maturity Value $897,335)
             Credit Suisse Securities (USA) LLC (Maturity Value $897,335)
             Deutsche Bank Securities Inc. (Maturity Value $386,472)
             HSBC Securities (USA) Inc. (Maturity Value $897,335)
             UBS Securities LLC (Maturity Value $878,246)
                Collateralized by U.S. Government Agency Securities,
                   2.58% - 7.125%, 3/10/09 - 2/28/18;
      (f)       U.S. Government Agency Discount Note, 3/10/09; (f) U.S.
                   Treasury Bills, 4/09/09; and U.S. Treasury Note,
                   1.50%, 10/31/10
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $370,133,856) 100.9% ....................                                             382,662,092
          OTHER ASSETS, LESS LIABILITIES (0.9)% ...........................                                              (3,446,004)
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $  379,216,088
                                                                                                                     ==============


                    Quarterly Statements of Investments | 35

Franklin Investors Securities Trust

FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND

See Abbreviations on page 73.

(a)  The coupon rate shown represents the rate at period end.

(b)  Security purchased on a to-be-announced basis.

(c)  Principal amount of security is adjusted for inflation.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2009, all repurchase agreements had been entered into on January 30, 2009.

(f)  The security is traded on a discount basis with no stated coupon rate.

                    See Notes to Statements of Investments.


                    36 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN LOW DURATION TOTAL RETURN FUND                                COUNTRY             SHARES               VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          PREFERRED STOCKS (COST $104,200) 0.0%(a)
          BANKS 0.0%(a)
          Freddie Mac, 8.375%, pfd., Z ....................................   United States            4,000         $        4,280
                                                                                                                     --------------

                                                                                               PRINCIPAL AMOUNT(b)
                                                                                             ----------------------
          CORPORATE BONDS 14.4%
          AUTOMOBILES & COMPONENTS 0.2%
          Ford Motor Credit Co. LLC, 7.875%, 6/15/10 ......................   United States          100,000                 82,625
                                                                                                                     --------------
          BANKS 0.2%
      (c) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ................   United States          100,000                 71,745
                                                                                                                     --------------
          CAPITAL GOODS 0.6%
      (d) John Deere Capital Corp., senior note, FRN, 2.939%, 6/10/11 .....   United States          300,000                284,795
                                                                                                                     --------------
          CONSUMER DURABLES & APPAREL 0.4%
          Beazer Homes USA Inc., senior note, 6.50%, 11/15/13 .............   United States          500,000                162,500
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 3.5%
      (d) Bear Stearns & Co. Inc., FRN, 1.486%, 7/19/10 ...................   United States          300,000                289,504
      (d) Caterpillar Financial Services Corp., senior note, FRN, 2.216%,
             6/24/11 ......................................................   United States          300,000                272,130
          Deutsche Bank AG, 4.875%, 5/20/13 ...............................      Germany             200,000                196,770
      (d) General Electric Capital Corp., FRN, 1.233%, 10/21/10 ...........   United States           18,000                 17,152
      (e) GMAC LLC, senior note, 144A, 6.875%, 9/15/11 ....................   United States           31,000                 24,424
   (d, f) Lehman Brothers Holdings Inc., senior note, FRN, 3.005%,
             7/18/11 ......................................................   United States          200,000                 26,750
      (d) Merrill Lynch & Co. Inc., senior note, C, FRN, 1.598%, 3/23/10 ..   United States          300,000                288,827
          Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13 ................   United States          200,000                184,140
          Textron Financial Corp., 5.125%, 11/01/10 .......................   United States          250,000                187,159
                                                                                                                     --------------
                                                                                                                          1,486,856
                                                                                                                     --------------
          ENERGY 0.7%
          Conocophillips, 4.75%, 2/01/14 ..................................   United States          100,000                100,928
          Valero Energy Corp., senior note, 6.875%, 4/15/12 ...............   United States          200,000                201,877
                                                                                                                     --------------
                                                                                                                            302,805
                                                                                                                     --------------
          FOOD, BEVERAGE & TOBACCO 0.2%
      (e) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14 ......   United States          100,000                101,628
                                                                                                                     --------------
          MATERIALS 0.4%
          Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 .....................     Australia            200,000                176,077
                                                                                                                     --------------
          MEDIA 2.8%
      (g) CCH II LLC, senior note, 10.25%, 9/15/10 ........................   United States           50,000                 28,300
          Comcast Corp., senior note, 5.50%, 3/15/11 ......................   United States          100,000                100,187
          The Interpublic Group of Cos. Inc., senior note,
             5.40%, 11/15/09 ..............................................   United States          200,000                190,000
             7.25%, 8/15/11 ...............................................   United States          500,000                377,500
      (d) FRN, 4.149%, 11/15/10 ...........................................   United States          500,000                347,500
          Reed Elsevier PLC, senior note, 7.75%, 1/15/14 ..................  United Kingdom           50,000                 49,484
          Viacom Inc., senior note, 5.75%, 4/30/11 ........................   United States          100,000                 95,689
                                                                                                                     --------------
                                                                                                                          1,188,660
                                                                                                                     --------------


                    Quarterly Statements of Investments | 37

Franklin Investors Securities Trust

          FRANKLIN LOW DURATION TOTAL RETURN FUND                                COUNTRY       PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
          Motorola Inc., senior note, 8.00%, 11/01/11 .....................   United States        1,000,000         $      861,942
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 2.7%
          AT&T Inc., 4.95%, 1/15/13 .......................................   United States          100,000                102,000
          Royal KPN NV, senior note, 8.00%, 10/01/10 ......................    Netherlands           200,000                207,058
      (d) Telecom Italia Capital, senior note, FRN, 1.753%, 7/18/11 .......       Italy              300,000                223,662
          Telefonica Europe BV, 7.75%, 9/15/10 ............................    Netherlands           200,000                211,496
          Verizon New England Inc., senior note, 6.50%, 9/15/11 ...........   United States          200,000                203,669
      (e) Verizon Wireless Capital LLC, 144A, 5.25%, 2/01/12 ..............   United States          200,000                199,346
                                                                                                                     --------------
                                                                                                                          1,147,231
                                                                                                                     --------------
          UTILITIES 0.7%
      (d) Southern Co., senior note, 2008A, FRN, 2.918%, 8/20/10 ..........   United States          300,000                292,198
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $6,781,106) .........................                                               6,159,062
                                                                                                                     --------------
          CONVERTIBLE BONDS 0.2%
          MATERIALS 0.0%(a)
          Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ........   United States           20,000                  7,500
                                                                                                                     --------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
          Mylan Inc., cvt., senior note, 1.25%, 3/15/12 ...................   United States           86,000                 70,197
          PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23 .............   United States           30,000                 27,563
                                                                                                                     --------------
                                                                                                                             97,760
                                                                                                                     --------------
          TOTAL CONVERTIBLE BONDS (COST $113,649) .........................                                                 105,260
                                                                                                                     --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES 7.3%
          BANKS 2.7%
      (d) Countrywide Asset-Backed Certificates,
             2001-BC3, A, FRN, 0.869%, 12/25/31 ...........................   United States            2,736                  1,854
             2002-3, 1A1, FRN, 1.129%, 5/25/32 ............................   United States            1,795                  1,039
      (d) FHLMC, 2996, FK, FRN, 0.583%, 6/15/35 ...........................   United States          194,016                191,392
          FNMA, G93-33, K, 7.00%, 9/25/23 .................................   United States           14,765                 15,947
          Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%,
             6/10/36 ......................................................   United States        1,000,000                909,954
   (d, e) GS Mortgage Securities Corp. II, 2007-E0P, A1, 144A, FRN, 0.520%,
             3/06/20 ......................................................   United States           37,863                 28,147
                                                                                                                     --------------
                                                                                                                          1,148,333
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 4.2%
      (d) Bank of America Credit Card Trust, 2007-A13, A13, FRN, 0.553%,
             4/15/12 ......................................................   United States          400,000                389,240
      (d) Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.363%,
             5/15/13 ......................................................   United States          100,000                 70,806
      (d) Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
             2A2, FRN, 0.639%, 2/25/35 ....................................   United States           47,375                 31,166
      (d) Chase Issuance Trust,
             2005-A9, A9, FRN, 0.353%, 11/15/11 ...........................   United States          400,000                395,344
             2007-A9, A9, FRN, 0.363%, 6/16/14 ............................   United States          500,000                451,110


                    38 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN LOW DURATION TOTAL RETURN FUND                                COUNTRY       PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
             (CONTINUED)
          DIVERSIFIED FINANCIALS (CONTINUED)
      (d) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.373%,
             11/15/12 .....................................................   United States          500,000         $      474,594
          Structured Asset Securities Corp., 2004-4XS, 1A4, 4.13%,
             2/25/34 ......................................................   United States            2,526                  2,513
                                                                                                                     --------------
                                                                                                                          1,814,773
                                                                                                                     --------------
          REAL ESTATE 0.4%
      (d) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, FRN,
             0.499%, 9/25/37 ..............................................   United States          193,940                161,789
                                                                                                                     --------------
          TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES (COST $3,225,859) .................................                                               3,124,895
                                                                                                                     --------------
          MORTGAGE-BACKED SECURITIES 20.0%
      (d) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.4%
          FHLMC, 4.223%, 12/01/34 .........................................   United States           98,371                 98,451
          FHLMC, 5.162%, 10/01/33 .........................................   United States           70,125                 71,423
                                                                                                                     --------------
                                                                                                                            169,874
                                                                                                                     --------------
          FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 8.5%
          FHLMC Gold 15 Year, 5.00%, 10/01/23 .............................   United States        2,922,436              2,993,222
          FHLMC Gold 15 Year, 6.00%, 6/01/23 ..............................   United States          640,103                666,892
                                                                                                                     --------------
                                                                                                                          3,660,114
                                                                                                                     --------------
      (d) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 8.5%
          FNMA, 3.471%, 4/01/34 ...........................................   United States           13,415                 13,633
          FNMA, 3.895%, 4/01/35 ...........................................   United States           22,760                 22,101
          FNMA, 3.947%, 12/01/34 ..........................................   United States            7,870                  8,018
          FNMA, 4.167%, 6/01/34 ...........................................   United States           45,285                 45,701
          FNMA, 4.188%, 8/01/34 ...........................................   United States           16,607                 16,605
          FNMA, 4.375%, 8/01/33 ...........................................   United States          126,811                126,566
          FNMA, 4.44%, 8/01/34 ............................................   United States          124,208                124,720
          FNMA, 4.443%, 4/01/33 ...........................................   United States           20,162                 20,490
          FNMA, 4.526%, 1/01/35 ...........................................   United States        1,503,895              1,497,729
          FNMA, 4.542%, 1/01/33 ...........................................   United States           16,148                 16,162
          FNMA, 4.562%, 7/01/34 ...........................................   United States           49,168                 49,111
          FNMA, 4.699%, 4/01/33 ...........................................   United States          106,970                107,754
          FNMA, 4.727%, 2/01/34 ...........................................   United States           43,771                 44,417
          FNMA, 4.826%, 2/01/35 ...........................................   United States          105,091                106,433
          FNMA, 4.851%, 3/01/33 ...........................................   United States           56,306                 55,683
          FNMA, 4.964%, 5/01/33 ...........................................   United States           25,505                 26,073
          FNMA, 5.04%, 3/01/34 ............................................   United States           26,415                 26,768
          FNMA, 5.042%, 9/01/35 ...........................................   United States          836,959                860,101
          FNMA, 5.046%, 3/01/35 ...........................................   United States          201,887                205,300
          FNMA, 5.157%, 1/01/35 ...........................................   United States           36,061                 36,705
          FNMA, 5.217%, 11/01/34 ..........................................   United States           30,462                 30,880
          FNMA, 5.321%, 11/01/32 ..........................................   United States           77,835                 79,291
          FNMA, 5.80%, 12/01/33 ...........................................   United States          127,504                130,043
                                                                                                                     --------------
                                                                                                                          3,650,284
                                                                                                                     --------------


                    Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

          FRANKLIN LOW DURATION TOTAL RETURN FUND                               COUNTRY        PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.4%
          FNMA 30 Year, 5.00%, 3/01/38 ....................................   United States          994,136         $    1,011,881
          FNMA 30 Year, 9.00%, 12/01/20 ...................................   United States            1,581                  1,639
                                                                                                                     --------------
                                                                                                                          1,013,520
                                                                                                                     --------------
      (d) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
             RATE 0.2%
          GNMA, 4.625%, 8/20/26 - 9/20/26 .................................   United States           44,285                 44,475
          GNMA, 5.375%, 4/20/26 ...........................................   United States           30,096                 30,630
                                                                                                                     --------------
                                                                                                                             75,105
                                                                                                                     --------------
          TOTAL MORTGAGE-BACKED SECURITIES (COST $8,399,969) ..............                                               8,568,897
                                                                                                                     --------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 2.3%
   (d, h) Government of Argentina, senior bond, FRN, 3.127%, 8/03/12 ......     Argentina             30,000                  8,729
          Government of Indonesia,
             FR02, 14.00%, 6/15/09 ........................................     Indonesia        475,000,000    IDR          42,303
             FR10, 13.15%, 3/15/10 ........................................     Indonesia        150,000,000    IDR          13,576
             FR36, 11.50%, 9/15/19 ........................................     Indonesia        165,000,000    IDR          14,137
          Government of Malaysia,
             7.00%, 3/15/09 ...............................................     Malaysia             231,000    MYR          64,355
             3.869%, 4/13/10 ..............................................     Malaysia              19,000    MYR           5,350
             3.756%, 4/28/11 ..............................................     Malaysia              60,000    MYR          17,048
             3.833%, 9/28/11 ..............................................     Malaysia             275,000    MYR          78,585
          Government of Norway,
             5.50%, 5/15/09 ...............................................      Norway              235,000    NOK          34,188
             6.00%, 5/16/11 ...............................................      Norway              655,000    NOK         102,267
          Government of Sweden,
             4.00%, 12/01/09 ..............................................      Sweden              810,000    SEK          99,126
      (i)    5.25%, 3/15/11 ...............................................      Sweden              750,000    SEK          96,644
          Government of Venezuela,
             10.75%, 9/19/13 ..............................................     Venezuela             35,000                 23,800
      (j)    senior bond, Reg S, 5.375%, 8/07/10 ..........................     Venezuela             15,000                 12,226
          KfW Bankengruppe, senior note, 6.50%, 11/15/11 ..................      Germany             282,000    NZD         153,641
          Korea Treasury Bond, 4.75%, 6/10/09 .............................    South Korea       100,000,000    KRW          73,046
          Nota Do Tesouro Nacional, 10.08%, 1/01/10 .......................      Brazil                  340(k) BRL         145,094
                                                                                                                     --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $1,196,229) ............................................                                                 984,115
                                                                                                                     --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 41.3%
          FHLB,
             4.875%, 5/14/10 ..............................................   United States          500,000                523,173
             3.50%, 7/16/10 ...............................................   United States        1,000,000              1,024,129
             5.75%, 5/15/12 ...............................................   United States          600,000                665,365


                    40 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN LOW DURATION TOTAL RETURN FUND                             ORGANIZATION     PRINCIPAL AMOUNT(b)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
          FHLMC,
             4.25%, 7/15/09 ...............................................   United States          250,000         $      254,209
             4.875%, 2/09/10 ..............................................   United States          200,000                207,822
             2.875%, 4/30/10 ..............................................   United States          500,000                510,041
             2.375%, 5/28/10 ..............................................   United States          700,000                711,098
             2.875%, 6/28/10 ..............................................   United States        1,000,000              1,023,174
             4.125%, 7/12/10 ..............................................   United States          400,000                414,148
             5.125%, 8/23/10 ..............................................   United States          600,000                635,415
             5.125%, 7/15/12 ..............................................   United States        1,000,000              1,086,880
             5.50%, 8/20/12 ...............................................   United States        1,200,000              1,333,680
             3.50%, 5/29/13 ...............................................   United States          500,000                522,871
          FNMA,
             7.25%, 1/15/10 ...............................................   United States          500,000                530,844
             7.125%, 6/15/10 ..............................................   United States          200,000                215,278
             3.00%, 7/12/10 ...............................................   United States        1,000,000              1,025,307
             4.25%, 8/15/10 ...............................................   United States          750,000                783,829
             4.375%, 9/13/10 ..............................................   United States          300,000                314,552
             2.875%, 10/12/10 .............................................   United States        3,600,000              3,691,152
             6.625%, 11/15/10 .............................................   United States          800,000                873,366
             3.625%, 8/15/11 ..............................................   United States        1,000,000              1,044,647
             5.00%, 10/15/11 ..............................................   United States           50,000                 53,891
      (l) U.S. Treasury Note, Index Linked, 3.00%, 7/15/12 ................   United States          236,439                244,863
                                                                                                                     --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $17,168,868) ...........................................                                              17,689,734
                                                                                                                     --------------
          SHORT TERM INVESTMENTS 13.3%
          U.S. GOVERNMENT AND AGENCY SECURITY (COST $59,998) 0.1%
   (m, n) U.S. Treasury Bill, 2/26/09 .....................................   United States           60,000                 59,994
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
             (COST $37,049,878) ...........................................                                              36,696,237
                                                                                                                     --------------

                                                                                                     SHARES
                                                                                             ----------------------
          MONEY MARKET FUNDS (COST $5,646,527) 13.2%
      (o) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................   United States        5,646,527              5,646,527
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $42,696,405) 98.8% ......................                                              42,342,764
          NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 0.7% ..                                                 298,289
          OTHER ASSETS, LESS LIABILITIES 0.5% .............................                                                 214,022
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $   42,855,075
                                                                                                                     ==============


                    Quarterly Statements of Investments | 41

Franklin Investors Securities Trust

FRANKLIN LOW DURATION TOTAL RETURN FUND

See Abbreviations on page 73.

(a)  Rounds to less than 0.1% of net assets.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  Perpetual security with no stated maturity date.

(d)  The coupon rate shown represents the rate at period end.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $353,545, representing 0.82% of net assets.

(f)  Defaulted security.

(g)  See Note 6 regarding other considerations.

(h) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(i)  Security purchased on a delayed delivery basis.

(j) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the value of this security was $12,226, representing 0.03% of net assets.

(k)  Principal amount is stated in 1,000 Brazilian Real units.

(l)  Principal amount of security is adjusted for inflation.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for open future contracts. At January 31, 2009, the value of securities pledged amounted to $59,994.

(o) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN REAL RETURN FUND                                             COUNTRY              SHARES               VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          COMMON STOCKS 3.8%
          ENERGY 2.3%
          Devon Energy Corp. ..............................................   United States           10,300         $      634,480
          Exxon Mobil Corp. ...............................................   United States           10,300                787,744
          Marathon Oil Corp. ..............................................   United States           17,300                471,079
      (a) Nabors Industries Ltd. ..........................................      Bermuda               9,800                107,310
          Noble Corp. .....................................................   United States            9,800                266,070
          Occidental Petroleum Corp. ......................................   United States           10,500                572,775
          Peabody Energy Corp. ............................................   United States           14,600                365,000
          Schlumberger Ltd. ...............................................   United States           17,100                697,851
      (a) Southwestern Energy Co. .........................................   United States           34,600              1,095,090
      (a) Transocean Ltd. .................................................   United States            6,319                345,144
          Valero Energy Corp. .............................................   United States            9,300                224,316
      (a) Weatherford International Ltd. ..................................   United States           21,600                238,248
          XTO Energy Inc. .................................................   United States           35,000              1,298,150
                                                                                                                     --------------
                                                                                                                          7,103,257
                                                                                                                     --------------
          MATERIALS 0.9%
          Alcoa Inc. ......................................................   United States           25,700                200,203
          Barrick Gold Corp. ..............................................   Canada                  47,900              1,795,771
          Freeport-McMoRan Copper & Gold Inc., B ..........................   United States           19,173                482,009
          United States Steel Corp. .......................................   United States            6,100                183,183
                                                                                                                     --------------
                                                                                                                          2,661,166
                                                                                                                     --------------
          REAL ESTATE 0.6%
          AvalonBay Communities Inc. ......................................   United States            2,300                119,163
          Boston Properties Inc. ..........................................   United States            4,800                207,840
          Kimco Realty Corp. ..............................................   United States           11,700                168,246
          LaSalle Hotel Properties ........................................   United States           11,600                 96,628
          ProLogis ........................................................   United States            9,089                 90,981
          Public Storage ..................................................   United States            5,600                346,472
          Regency Centers Corp. ...........................................   United States            6,400                225,920
          Simon Property Group Inc. .......................................   United States            4,800                206,304
          UDR Inc. ........................................................   United States            9,100                106,743
          Vornado Realty Trust ............................................   United States            4,600                233,726
                                                                                                                     --------------
                                                                                                                          1,802,023
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $18,455,750) ..........................                                              11,566,446
                                                                                                                     --------------
          PREFERRED STOCKS (COST $37,985) 0.0%(b)
          DIVERSIFIED FINANCIALS 0.0%(b)
      (c) Preferred Blocker Inc., 9.00%, pfd., 144A .......................   United States           107                    26,710
                                                                                                                     --------------

                                                                                               PRINCIPAL AMOUNT(d)
                                                                                             ----------------------
          CORPORATE BONDS 5.9%
          AUTOMOBILES & COMPONENTS 0.2%
          Ford Motor Credit Co. LLC, senior note, 9.875%, 8/10/11 .........   United States          800,000                595,258
                                                                                                                     --------------
          BANKS 1.5%
          Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11 ...     Austria            5,120,000    CHF       4,573,596
                                                                                                                     --------------


                    Quarterly Statements of Investments | 43

Franklin Investors Securities Trust

          FRANKLIN REAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT(d)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          CAPITAL GOODS 0.1%
          RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .........   United States          500,000         $      432,500
                                                                                                                     --------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.1%
      (e) ARAMARK Corp., senior note, FRN, 6.693%, 2/01/15 ................   United States          500,000                407,500
                                                                                                                     --------------
          CONSUMER DURABLES & APPAREL 0.1%
          Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..................   United States          500,000                362,500
                                                                                                                     --------------
          CONSUMER SERVICES 0.4%
          MGM MIRAGE, senior note, 6.625%, 7/15/15 ........................   United States          800,000                496,000
          Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .......   United States          800,000                484,000
          Station Casinos Inc., senior note, 7.75%, 8/15/16 ...............   United States          400,000                 78,000
                                                                                                                     --------------
                                                                                                                          1,058,000
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 0.3%
      (c) BAT International Finance PLC, 144A, 8.125%, 11/15/13 ...........  United Kingdom          400,000                425,022
      (c) GMAC LLC, senior note, 144A, 6.875%, 9/15/11 ....................   United States          506,000                398,671
                                                                                                                     --------------
                                                                                                                            823,693
                                                                                                                     --------------
          ENERGY 0.8%
          Chesapeake Energy Corp., senior note,
             6.625%, 1/15/16 ..............................................   United States          750,000                637,500
             6.25%, 1/15/18 ...............................................   United States           50,000                 40,500
          El Paso Corp., senior note, 12.00%, 12/12/13 ....................   United States          400,000                432,000
      (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .......    Switzerland           800,000                600,000
          Tesoro Corp., senior note, 6.25%, 11/01/12 ......................   United States          800,000                694,000
                                                                                                                     --------------
                                                                                                                          2,404,000
                                                                                                                     --------------
          FOOD, BEVERAGE & TOBACCO 0.1%
          Smithfield Foods Inc., senior note,
             8.00%, 10/15/09 ..............................................   United States           50,000                 48,875
             7.75%, 7/01/17 ...............................................   United States          350,000                238,875
                                                                                                                     --------------
                                                                                                                            287,750
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT & SERVICES 0.5%
          DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...................   United States          400,000                388,000
      (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ......      Germany             200,000                202,500
          HCA Inc., senior secured note, 9.125%, 11/15/14 .................   United States          800,000                770,000
                                                                                                                     --------------
                                                                                                                          1,360,500
                                                                                                                     --------------
          MATERIALS 0.7%
          Crown Americas Inc., senior note, 7.75%, 11/15/15 ...............   United States          500,000                507,500
          Freeport-McMoRan Copper & Gold Inc., senior note, 8.25%,
             4/01/15 ......................................................   United States          700,000                603,531
      (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
             2/15/16 ......................................................  United Kingdom          500,000                 27,500
          Nalco Co., senior sub. note, 8.875%, 11/15/13 ...................  United States           600,000                564,000
          Novelis Inc., senior note, 7.25%, 2/15/15 .......................      Canada              500,000                282,500
                                                                                                                     --------------
                                                                                                                          1,985,031
                                                                                                                     --------------


                    44 | Quarterly Statements of Investments

Franklin Investors Securities Trust

          FRANKLIN REAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT(d)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          MEDIA 0.5%
   (c, f) Charter Communications Operating LLC, senior note, 144A, 8.375%,
             4/30/14 ......................................................   United States          700,000         $      584,500
          Dex Media Inc., senior note, B, 8.00%, 11/15/13 .................   United States           50,000                  6,500
          Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 .......   United States          350,000                102,375
          Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .............   United States          600,000                496,500
          Liberty Media Corp., senior note, 5.70%, 5/15/13 ................   United States          600,000                449,337
                                                                                                                     --------------
                                                                                                                          1,639,212
                                                                                                                     --------------
          SOFTWARE & SERVICES 0.1%
          Sungard Data Systems Inc., 4.875%, 1/15/14 ......................   United States          600,000                447,000
                                                                                                                     --------------
          TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
   (c, e) Sanmina-SCI Corp., senior note, 144A, FRN, 4.746%, 6/15/14 ......   United States          400,000                234,000
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 0.2%
      (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
             12/01/15 .....................................................      Italy               500,000                460,000
                                                                                                                     --------------
          UTILITIES 0.2%
          NRG Energy Inc., senior note, 7.25%, 2/01/14 ....................   United States          700,000                670,250
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $20,868,565) ........................                                              17,740,790
                                                                                                                     --------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 6.6%
          Government of Malaysia,
             3.869%, 4/13/10 ..............................................     Malaysia           7,000,000    MYR       1,971,189
             3.756%, 4/28/11 ..............................................     Malaysia           8,560,000    MYR       2,432,148
             3.833%, 9/28/11 ..............................................     Malaysia          27,660,000    MYR       7,904,170
             3.702%, 2/25/13 ..............................................     Malaysia           1,840,000    MYR         529,163
             3.461%, 7/31/13 ..............................................     Malaysia             150,000    MYR          42,745
             3.814%, 2/15/17 ..............................................     Malaysia           6,100,000    MYR       1,769,514
          Government of Sweden,
             4.00%, 12/01/09 ..............................................      Sweden            1,920,000    SEK         234,964
             5.25%, 3/15/11 ...............................................      Sweden            9,980,000    SEK       1,286,007
      (g) Nota Do Tesouro Nacional, Index Linked, 6.00%,
             5/15/15 ......................................................      Brazil                3,500(h) BRL       2,523,361
             5/15/45 ......................................................      Brazil                1,680(h) BRL       1,159,513
          Queensland Treasury Corp., 09G, 6.00%, 7/14/09 ..................     Australia            410,000    AUD         264,159
                                                                                                                     --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $22,560,706) ...........................................                                              20,116,933
                                                                                                                     --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 69.8%
      (i) U.S. Treasury Bond, Index Linked, 3.875%, 4/15/29 ...............   United States          387,897                461,658
      (i) U.S. Treasury Note, Index Linked,
             0.875%, 4/15/10 ..............................................   United States       44,711,981             43,538,336
             3.50%, 1/15/11 ...............................................   United States          610,643                624,716
             2.375%, 4/15/11 ..............................................   United States       56,543,368             56,874,712
             2.00%, 4/15/12 ...............................................   United States       42,842,476             42,962,991
             3.00%, 7/15/12 ...............................................   United States        9,457,566              9,794,502


                    Quarterly Statements of Investments | 45

Franklin Investors Securities Trust

          FRANKLIN REAL RETURN FUND                                             COUNTRY        PRINCIPAL AMOUNT(d)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
      (i) U.S. Treasury Note, Index Linked, (continued)
             2.00%, 1/15/14 ...............................................   United States       23,237,487         $   23,114,050
             2.00%, 7/15/14 ...............................................   United States        1,127,652              1,119,901
             1.625%, 1/15/15 ..............................................   United States       10,575,333             10,234,945
             2.00%, 1/15/16 ...............................................   United States       22,489,888             22,321,236
                                                                                                                     --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $218,178,186) ..........................................                                             211,047,047
                                                                                                                     --------------
          SHORT TERM INVESTMENTS 13.4%
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.8%
      (j) Egypt Treasury Bill,
             3/17/09 ......................................................        Egypt           2,850,000    EGP         504,503
             7/14/09 ......................................................        Egypt          27,000,000    EGP       4,609,703
             8/18/09 ......................................................        Egypt          21,600,000    EGP       3,649,014
          Government of Malaysia, 7.00%, 3/15/09 ..........................      Malaysia          6,580,000    MYR       1,833,128
          Government of Norway, 5.50%, 5/15/09 ............................       Norway           6,510,000    NOK         947,067
                                                                                                                     --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $11,900,654) ...........................................                                              11,543,415
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
             (COST $292,001,846) ..........................................                                             272,041,341
                                                                                                                     --------------
          REPURCHASE AGREEMENTS (COST $28,842,065) 9.6%
      (k) Joint Repurchase Agreement, 0.235%, 02/02/09
             (Maturity Value $28,842,628) .................................   United States       28,842,065             28,842,065
                Banc of America Securities LLC (Maturity Value $4,515,025)
                Barclays Capital Inc. (Maturity Value $4,418,977)
                BNP Paribas Securities Corp. (Maturity Value $4,515,025)
                Credit Suisse Securities (USA) LLC (Maturity Value
                   $4,515,025)
                Deutsche Bank Securities Inc. (Maturity Value $1,944,572)
                HSBC Securities (USA) Inc. (Maturity Value $4,515,025)
                UBS Securities LLC (Maturity Value $4,418,979)
                   Collateralized by U.S. Government Agency Securities,
                      2.58% - 7.125%, 3/10/09 - 2/28/18;
      (j)                U.S. Government Agency Discount Note, 3/10/09;
      (i)                U.S. Treasury Bills, 4/09/09; and U.S. Treasury
                            Notes, 1.50%, 10/31/10
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $320,843,911) 99.5% .....................                                             300,883,406
          NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 0.1% ..                                                 232,586
          OTHER ASSETS, LESS LIABILITIES 0.4% .............................                                               1,360,184
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $  302,476,176
                                                                                                                     ==============


                    46 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN REAL RETURN FUND

See Abbreviations on page 73.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  Rounds to less than 0.1% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $2,958,903, representing 0.98% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f)  See Note 6 regarding other considerations.

(g)  Redemption price at maturity is adjusted for inflation.

(h)  Principal amount is stated in 1,000 Brazilian Real Units.

(i)  Principal amount of security is adjusted for inflation.

(j)  The security is traded on a discount basis with no stated coupon rate.

(k) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2009, all repurchase agreements had been entered into on January 30, 2009.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 47

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION           SHARES               VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CONVERTIBLE PREFERRED STOCKS (COST $1,000,891) 0.0%(a)
          AUTOMOBILES & COMPONENTS 0.0%(a)
          General Motors Corp., 6.25%, cvt. pfd., C .......................   United States           43,500         $      134,850
                                                                                                                     --------------
          PREFERRED STOCKS (COST $164,010) 0.0%(a)
          DIVERSIFIED FINANCIALS 0.0%(a)
      (b) Preferred Blocker Inc., 9.00%, pfd., 144A .......................   United States              462                115,327
                                                                                                                     --------------

                                                                                               PRINCIPAL AMOUNT(c)
                                                                                             ----------------------
          CORPORATE BONDS 29.6%
          AUTOMOBILES & COMPONENTS 0.2%
          Ford Motor Credit Co. LLC,
             7.875%, 6/15/10 ..............................................   United States        1,950,000              1,611,189
             senior note, 9.875%, 8/10/11 .................................   United States        1,500,000              1,116,110
                                                                                                                     --------------
                                                                                                                          2,727,299
                                                                                                                     --------------
          BANKS 1.8%
   (b, d) BNP Paribas, 144A, 7.195%, Perpetual ............................      France            3,500,000              1,927,170
          Citigroup Capital XXI, pfd., junior sub. bond, 8.30%, 12/21/77 ..   United States        4,000,000              2,086,785
          Compass Bank, 6.40%, 10/01/17 ...................................   United States        3,700,000              3,498,735
      (e) Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%,
             4/15/67 ......................................................   United States        3,000,000              1,440,000
          HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 ....................  United Kingdom        3,000,000              2,744,883
   (b, e) ICICI Bank Ltd., sub. bond, 144A, FRN, 6.375%, 4/30/22 ..........       India            2,400,000              1,357,363
      (b) Standard Chartered Bank, 144A, 8.00%, 5/30/31 ...................  United Kingdom        1,000,000                815,801
          Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ............      Sweden              410,000    NZD         221,307
          UBS AG Stamford, senior note, 5.875%, 12/20/17 ..................   United States        4,000,000              3,576,716
      (d) Wachovia Capital Trust III, junior sub. bond, 5.80%, Perpetual ..   United States        4,000,000              2,040,832
      (d) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ................   United States        2,000,000              1,434,898
      (d) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ..................   United States        5,500,000              5,174,675
                                                                                                                     --------------
                                                                                                                         26,319,165
                                                                                                                     --------------
          CAPITAL GOODS 0.2%
          Hubbell Inc., 6.375%, 5/15/12 ...................................   United States        1,000,000              1,054,186
          RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .........   United States        1,250,000              1,081,250
                                                                                                                     --------------
                                                                                                                          2,135,436
                                                                                                                     --------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.1%
          ARAMARK Corp., senior note, 8.50%, 2/01/15 ......................   United States          800,000                782,000
                                                                                                                     --------------
          CONSUMER DURABLES & APPAREL 1.1%
          Beazer Homes USA Inc., senior note, 6.50%, 11/15/13 .............   United States        6,500,000              2,112,500
          Centex Corp., senior note, 7.875%, 2/01/11 ......................   United States       10,000,000              9,350,000
          Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..................   United States        1,350,000                978,750
          KB Home, senior note,
             6.25%, 6/15/15 ...............................................   United States          100,000                 73,000
             7.25%, 6/15/18 ...............................................   United States          700,000                472,500
          Pulte Homes Inc., senior note, 7.875%, 8/01/11 ..................   United States        3,000,000              2,820,000
                                                                                                                     --------------
                                                                                                                         15,806,750
                                                                                                                     --------------


                    48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          CONSUMER SERVICES 0.2%
          Host Hotels & Resorts LP, senior note,
             6.875%, 11/01/14 .............................................   United States          950,000         $      786,125
             K, 7.125%, 11/01/13 ..........................................   United States          250,000                217,500
          MGM MIRAGE, senior note,
             6.625%, 7/15/15 ..............................................   United States        2,000,000              1,240,000
             7.50%, 6/01/16 ...............................................   United States          200,000                109,000
          Station Casinos Inc., senior note, 7.75%, 8/15/16 ...............   United States          800,000                156,000
                                                                                                                     --------------
                                                                                                                          2,508,625
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 5.7%
          American Express Co., senior note, 7.00%, 3/19/18 ...............   United States        4,300,000              4,275,864
      (d) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual ....   United States       10,000,000              5,201,400
          Bear Stearns & Co. Inc., B, 4.55%, 6/23/10 . ....................   United States        1,000,000              1,017,933
          Capmark Financial Group Inc., senior note, 7.80%, 5/10/17 .......   United States        1,200,000                396,910
          Charles Schwab Corp., senior note, 8.05%, 3/01/10 ...............   United States          750,000                753,295
          Deutsche Bank AG, 4.875%, 5/20/13 ...............................      Germany           6,100,000              6,001,485
          General Electric Capital Corp.,
      (e)    FRN, 1.233%, 10/21/10 ........................................   United States        1,500,000              1,429,326
             senior note, 5.00%, 1/08/16 ..................................   United States        2,000,000              1,834,148
             senior note, A, 8.50%, 4/06/18 ...............................   United States      245,000,000    MXN      14,309,059
      (b) GMAC LLC, senior note, 144A, 6.875%,
             9/15/11 ......................................................   United States        1,253,000                987,222
             8/28/12 ......................................................   United States        1,931,000              1,381,650
          The Goldman Sachs Group Inc.,
             5.125%, 1/15/15 ..............................................   United States        1,000,000                901,282
             sub. note, 6.75%, 10/01/37 ...................................   United States        2,700,000              2,086,953
      (d) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual .....   United States        4,500,000              3,428,478
          JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ..........   United States        4,000,000              2,995,856
          Lazard Group, senior note, 6.85%, 6/15/17 .......................   United States        4,850,000              3,344,659
      (f) Lehman Brothers Holdings Inc., senior note, 6.875%, 5/02/18 .....   United States        6,000,000                870,000
          Merrill Lynch & Co. Inc., 6.875%, 4/25/18 .......................   United States        7,100,000              6,837,570
          Morgan Stanley, senior note, 6.00%, 4/28/15 .....................   United States        1,500,000              1,370,199
      (e) NiSource Finance Corp., senior note, FRN, 2.723%, 11/23/09 ......   United States        8,310,000              7,852,210
          Textron Financial Corp., 5.125%, 11/01/10 .......................   United States       16,750,000             12,539,638
      (b) WEA Finance/WCI Finance, senior note, 144A, 5.70%, 10/01/16 .....     Australia          3,000,000              2,228,124
                                                                                                                     --------------
                                                                                                                         82,043,261
                                                                                                                     --------------
          ENERGY 2.4%
          Baker Hughes Inc., senior note, 7.50%, 11/15/18 .................   United States        7,200,000              7,969,291
          Canadian Natural Resources Ltd., 5.90%, 2/01/18 .................      Canada            5,000,000              4,343,300
          Chesapeake Energy Corp., senior note,
             6.625%, 1/15/16 ..............................................   United States        2,050,000              1,742,500
             6.25%, 1/15/18 ...............................................   United States          450,000                364,500
          Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15 ...............................................      France              200,000                146,500
             7.75%, 5/15/17 ...............................................      France              400,000                288,000


                    Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          ENERGY (CONTINUED)
      (b) Gaz Capital SA, 144A, 6.212%, 11/22/16 ..........................    Luxembourg          2,800,000         $    2,058,000
          Hess Corp., 7.125%, 3/15/33 .....................................   United States          500,000                427,444
      (b) KazMunaiGaz Finance Sub BV, 144A, 8.375%, 7/02/13 ...............    Kazakhstan          3,500,000              2,852,500
      (b) LUKOIL International Finance BV, 144A, 6.656%, 6/07/22 ..........      Russia            2,000,000              1,405,000
      (b) Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 .....       Egypt              604,606                507,772
      (b) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .......    Switzerland         1,100,000                825,000
          Valero Energy Corp., 6.125%, 6/15/17 ............................   United States        4,400,000              3,872,194
          Weatherford International Ltd., 7.00%, 3/15/38 ..................   United States        3,400,000              2,459,635
          The Williams Cos. Inc., senior note,
             7.625%, 7/15/19 ..............................................   United States          200,000                190,834
             7.875%, 9/01/21 ..............................................   United States          400,000                380,737
             8.75%, 3/15/32 ...............................................   United States          400,000                366,855
          XTO Energy Inc., senior note, 5.90%, 8/01/12 ....................   United States        3,600,000              3,561,412
                                                                                                                     --------------
                                                                                                                         33,761,474
                                                                                                                     --------------
          FOOD & STAPLES RETAILING 0.6%
          CVS Caremark Corp., senior note, 5.75%, 6/01/17 .................   United States        1,200,000              1,201,068
          The Kroger Co., 6.15%, 1/15/20 ..................................   United States        2,500,000              2,489,080
      (b) Tesco PLC, 144A, 6.15%, 11/15/37 ................................  United Kingdom        4,900,000              4,415,405
                                                                                                                     --------------
                                                                                                                          8,105,553
                                                                                                                     --------------
          FOOD, BEVERAGE & TOBACCO 1.9%
          Altria Group Inc., senior note, 9.70%, 11/10/18 .................   United States        8,500,000              9,304,602
      (b) Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19 ......   United States        4,000,000              4,059,092
          Bunge Ltd. Finance Corp., senior note,
             5.875%, 5/15/13 ..............................................   United States        2,000,000              1,702,533
             5.10%, 7/15/15 ...............................................   United States          680,000                513,767
      (b) Cargill Inc., 144A, 6.00%, 11/27/17 .............................   United States        6,000,000              5,238,468
          Diageo Capital PLC, senior note, 7.375%, 1/15/14 ................  United Kingdom        1,900,000              2,118,690
      (b) Miller Brewing Co., 144A, 5.50%, 8/15/13 ........................   United States        1,000,000                946,101
          Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ....   United States        1,000,000                873,068
      (b) SABMiller PLC, 144A, 6.50%, 7/01/16 .............................    South Africa        2,200,000              1,991,191
                                                                                                                     --------------
                                                                                                                         26,747,512
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT & SERVICES 1.0%
          Coventry Health Care Inc., senior note, 6.30%, 8/15/14 ..........   United States        4,750,000              3,230,808
          DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...................   United States          800,000                776,000
          Medco Health Solutions Inc., 7.125%, 3/15/18 ....................   United States        4,500,000              4,350,726
          Quest Diagnostics Inc., 6.95%, 7/01/37 ..........................   United States        4,000,000              3,336,864
          Tenet Healthcare Corp., senior note, 9.875%, 7/01/14 ............   United States        1,600,000              1,296,000
          UnitedHealth Group Inc. 6.50%, 6/15/37 ..........................   United States        2,300,000              1,936,264
                                                                                                                     --------------
                                                                                                                         14,926,662
                                                                                                                     --------------


                    50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                 COUNTRY
          FRANKLIN TOTAL RETURN FUND                                          /ORGANIZATION    PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          INSURANCE 0.7%
          American International Group Inc., senior bond, 5.85%, 1/16/18 ..   United States           3,020,000      $    2,153,115
      (e) Lincoln National Corp., junior sub. deb., FRN, 6.05%, 4/20/67 ...   United States           3,800,000           1,712,189
      (b) Metropolitan Life Global Funding I, senior secured note, 144A,
             5.125%, 4/10/13 ..............................................   United States           3,500,000           3,350,441
      (e) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ............   United States           4,000,000           2,452,636
      (b) Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31 ..........   United States           1,200,000             708,805
                                                                                                                     --------------
                                                                                                                         10,377,186
                                                                                                                     --------------
          MATERIALS 2.1%
          Crown European Holdings SA, senior secured note, 6.25%,
             9/01/11 ......................................................      France              10,000,000 EUR      12,215,405
          Freeport-McMoRan Copper & Gold Inc., senior note, 8.25%,
             4/01/15 ......................................................   United States           1,000,000             862,187
             8.375%, 4/01/17 ..............................................   United States             900,000             748,032
          Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ..   United States             800,000             420,000
      (b) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
             2/15/16 ......................................................  United Kingdom           1,100,000              60,500
          Novelis Inc., senior note, 7.25%, 2/15/15 .......................      Canada                 700,000             395,500
          Owens-Brockway Glass Container Inc., senior note, 6.75%,
             12/01/14 .....................................................   United States             700,000             661,500
          Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 .....................     Australia             8,500,000           7,483,281
          RPM International Inc.,
             6.25%, 12/15/13 ..............................................   United States           1,000,000             947,580
             6.50%, 2/15/18 ...............................................   United States           5,000,000           4,353,890
      (b) RPM U.K. G.P., 144A, 6.70%, 11/01/15 ............................   United States           1,000,000             894,449
             Weyerhaeuser Co., 6.75%, 3/15/12 .............................   United States           1,000,000             945,662
      (b) Yara International ASA, 144A, 5.25%, 12/15/14 ...................      Norway               1,000,000             870,444
                                                                                                                     --------------
                                                                                                                         30,858,430
                                                                                                                     --------------
          MEDIA 5.1%
      (b) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
             2/15/18 ......................................................  United Kingdom           5,000,000           4,233,055
      (g) CCH I LLC, senior secured note, 11.00%, 10/01/15 ................   United States             250,000              35,757
      (g) CCH II LLC, senior note, 10.25%, 9/15/10 ........................   United States           2,125,000           1,202,735
          Comcast Corp., senior note,
             5.50%, 3/15/11 ...............................................   United States           7,000,000           7,013,083
             6.30%, 11/15/17 ..............................................   United States           5,000,000           5,021,460
          Dex Media Inc.,
             senior disc. note, 9.00%, 11/15/13 ...........................   United States             300,000              39,000
             senior note, B, 8.00%, 11/15/13 ..............................   United States             200,000              26,000
          Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 .......   United States             100,000              29,250
          The Interpublic Group of Cos. Inc., senior note,
             5.40%, 11/15/09 ..............................................   United States           9,800,000           9,310,000
             7.25%, 8/15/11 ...............................................   United States           9,500,000           7,172,500
      (e)    FRN, 4.149%, 11/15/10 ........................................   United States           9,500,000           6,602,500


                    Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

                                                                                 COUNTRY
          FRANKLIN TOTAL RETURN FUND                                          /ORGANIZATION    PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          MEDIA (CONTINUED)
          News America Inc., senior deb., 7.25%, 5/18/18 ..................   United States           2,000,000      $    1,949,546
          R.H. Donnelley Corp.,
             senior disc. note, A-1, 6.875%, 1/15/13 ......................   United States             100,000               9,500
             senior disc. note, A-2, 6.875%, 1/15/13 ......................   United States             400,000              38,000
             senior note, A-3, 8.875%, 1/15/16 ............................   United States             500,000              55,000
          Reed Elsevier PLC, senior note, 7.75%, 1/15/14 ..................  United Kingdom           2,700,000           2,672,150
          Time Warner Cable Inc., senior note, 6.75%, 7/01/18 .............   United States           8,500,000           8,312,362
          Viacom Inc., senior note,
             5.75%, 4/30/11 ...............................................   United States          16,000,000          15,310,272
             6.25%, 4/30/16 ...............................................   United States           2,000,000           1,709,380
             6.125%, 10/05/17 .............................................   United States           2,500,000           2,076,730
                                                                                                                     --------------
                                                                                                                         72,818,280
                                                                                                                     --------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.7%
          Abbott Laboratories, 6.15%, 11/30/37 ............................   United States           1,600,000           1,748,125
          Amgen Inc., senior note, 5.85%, 6/01/17 .........................   United States           4,200,000           4,386,551
          Schering-Plough Corp., senior note, 6.00%, 9/15/17 ..............   United States           3,700,000           3,819,170
                                                                                                                     --------------
                                                                                                                          9,953,846
                                                                                                                     --------------
          REAL ESTATE 0.4%
          Colonial Realty LP, 5.50%, 10/01/15 .............................   United States           2,000,000           1,227,004
          ERP Operating LP, 5.75%, 6/15/17 ................................   United States           2,000,000           1,622,218
          HCP Inc., senior note, 6.70%, 1/30/18 ...........................   United States           5,000,000           3,303,390
                                                                                                                     --------------
                                                                                                                          6,152,612
                                                                                                                     --------------
          RETAILING 0.5%
          Target Corp.,
             6.00%, 1/15/18 ...............................................   United States           5,000,000           4,953,555
             6.50%, 10/15/37 ..............................................   United States           2,800,000           2,593,349
                                                                                                                     --------------
                                                                                                                          7,546,904
                                                                                                                     --------------
          SOFTWARE & SERVICES 0.3%
          Fiserv Inc., senior note, 6.125%, 11/20/12 ......................   United States           2,500,000           2,390,400
          Sabre Holdings Corp., senior note, 7.35%, 8/01/11 ...............   United States           3,000,000           1,065,000
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 .................................   United States           1,200,000           1,008,000
             senior sub. note, 10.25%, 8/15/15 ............................   United States             650,000             445,250
                                                                                                                     --------------
                                                                                                                          4,908,650
                                                                                                                     --------------
          TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
          Motorola Inc., senior note, 8.00%, 11/01/11 .....................   United States           4,000,000           3,447,768
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 2.3%
          AT&T Inc., 5.80%, 2/15/19 .......................................   United States           4,000,000           4,007,760
          Embarq Corp., senior note,
             6.738%, 6/01/13 ..............................................   United States           5,000,000           4,754,355
             7.082%, 6/01/16 ..............................................   United States           2,500,000           2,228,055
      (b) Hutchison Whampoa International Ltd., senior note, 144A,
             6.25%, 1/24/14 ...............................................     Hong Kong             1,000,000           1,003,483
             7.45%, 11/24/33 ..............................................     Hong Kong             1,000,000             908,806


                    52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                 COUNTRY
          FRANKLIN TOTAL RETURN FUND                                          /ORGANIZATION    PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          CORPORATE BONDS (CONTINUED)
          TELECOMMUNICATION SERVICES (CONTINUED)
          Telecom Italia Capital, senior note,
             4.95%, 9/30/14 ...............................................       Italy               1,500,000      $    1,274,565
             6.999%, 6/04/18 ..............................................       Italy               6,000,000           5,563,338
          Verizon New York Inc., senior deb.,
             A, 6.875%, 4/01/12 ...........................................   United States           4,700,000           4,810,534
             B, 7.375%, 4/01/32 ...........................................   United States           1,000,000             949,712
          Verizon Virginia Inc., A, 4.625%, 3/15/13 .......................   United States           1,000,000             957,762
      (b) Verizon Wireless, 144A, 8.50%, 11/15/18 .........................   United States           6,300,000           7,237,944
                                                                                                                     --------------
                                                                                                                         33,696,314
                                                                                                                     --------------
          TRANSPORTATION 0.1%
          Union Pacific Corp., 3.625%, 6/01/10 ............................   United States           1,500,000           1,483,261
                                                                                                                     --------------
          UTILITIES 2.0%
          CenterPoint Energy Inc., senior note,
             6.85%, 6/01/15 ...............................................   United States           1,000,000             862,135
             6.125%, 11/01/17 .............................................   United States           1,400,000           1,172,851
             6.50%, 5/01/18 ...............................................   United States           7,000,000           5,887,490
          Consumers Energy Co., first mortgage, H, 4.80%, 2/17/09 .........   United States           1,000,000             999,580
          Dominion Resources Inc., 6.40%, 6/15/18 .........................   United States           3,400,000           3,441,657
          DPL Inc., senior note, 6.875%, 9/01/11 ..........................   United States             500,000             509,895
      (b) E.ON International Finance BV, 144A, 5.80%, 4/30/18 .............      Germany              6,000,000           5,802,192
          Northeast Generation Co., senior secured note, B-1, 8.812%,
             10/15/26 .....................................................   United States             389,062             289,869
          NRG Energy Inc., senior note,
             7.25%, 2/01/14 ...............................................   United States             600,000             574,500
             7.375%, 2/01/16 ..............................................   United States             225,000             214,875
             7.375%, 1/15/17 ..............................................   United States             300,000             282,000
      (b) Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
             9/15/09 ......................................................       Qatar                 158,400             155,619
          Texas Competitive Electric Holdings Co. LLC, senior note, A,
             10.25%, 11/01/15 .............................................   United States           2,450,000           1,825,250
          Virginia Electric and Power Co., senior note, 8.875%, 11/15/38 ..   United States           5,000,000           6,474,980
                                                                                                                     --------------
                                                                                                                         28,492,893
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $497,128,426) .......................                                             425,599,881
                                                                                                                     --------------
          CONVERTIBLE BONDS 0.4%
          MATERIALS 0.0%(a)
          Headwaters Inc., cvt., senior sub. note, 2.875%, 6/01/16 ........   United States           1,700,000             637,500
                                                                                                                     --------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.3%
          Mylan Inc., cvt., senior note, 1.25%, 3/15/12 ...................   United States           3,000,000           2,448,750
          PDL BioPharma Inc., cvt., sub. note, 2.75%, 8/16/23 .............   United States           1,900,000           1,745,625
                                                                                                                     --------------
                                                                                                                          4,194,375
                                                                                                                     --------------
          SOFTWARE & SERVICES 0.1%
      (b) VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%,
             6/15/12 ......................................................   United States           2,100,000             976,500
                                                                                                                     --------------
          TOTAL CONVERTIBLE BONDS (COST $8,036,317) .......................                                               5,808,375
                                                                                                                     --------------


                    Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES 18.6%
          BANKS 7.5%
          Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
             A4, 5.405%, 12/11/40 .........................................   United States        4,000,000         $    3,405,898
          Citigroup/Deutsche Bank Commercial Mortgage Trust,
      (e)    2005-CD1, A4, FRN, 5.225%, 7/15/44 ...........................   United States       15,350,000             12,957,125
      (e)    2005-CD1, E, FRN, 5.225%, 7/15/44 ............................   United States        4,500,000              1,174,076
             2006-CD3, A5, 5.617%, 10/15/48 ...............................   United States       13,500,000             10,259,267
             2007-CD4, B, 5.447%, 12/11/49 ................................   United States        4,100,000                682,631
             2007-CD4, C, 5.476%, 12/11/49 ................................   United States       14,200,000              2,092,637
          Countrywide Asset-Backed Certificates,
             2004-7, AF4, 4.774%, 8/25/32 .................................   United States          284,936                282,813
      (e)    2004-9, AF4, FRN, 4.649%, 10/25/32 ...........................   United States          500,821                479,330
          FHLMC,
             2643, OG, 5.00%, 7/15/32 .....................................   United States        3,182,750              3,213,680
      (e)    2942, TF, FRN, 0.683%, 3/15/35 ...............................   United States        3,895,545              3,862,389
          FNMA,
      (e)    2005-122, FN, FRN, 0.821%, 1/25/36 ...........................   United States        4,872,463              4,656,737
             G93-33, K, 7.00%, 9/25/23 ....................................   United States        1,033,537              1,116,313
          GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
             1/10/38 ......................................................   United States        1,578,354              1,449,948
          Greenwich Capital Commercial Funding Corp.,
             2004-GG1, A7, 5.317%, 6/10/36 ................................   United States       11,680,000             10,628,265
             2005-GG5, A5, 5.224%, 4/10/37 ................................   United States        9,250,000              7,836,470
      (e)    2006-GG7, A4, FRN, 5.914%, 7/10/38 ...........................   United States       21,200,000             14,780,748
             2007-GG9, C, 5.554%, 3/10/39 .................................   United States        6,438,000              1,081,212
      (e) GS Mortgage Securities Corp. II,
             2006-GG6, A4, FRN, 5.553%, 4/10/38 ...........................   United States        8,807,000              6,764,650
      (b)    2007-E0P, A1, 144A, FRN, 0.52%, 3/06/20 ......................   United States        2,271,784              1,688,811
             2007-GG10, C, FRN, 5.799%, 8/10/45 ...........................   United States        4,610,000                773,299
      (e) HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, FRN,
             0.499%, 3/25/36 ..............................................   United States        1,400,489              1,361,473
          LB-UBS Commercial Mortgage Trust, 2005-C5, A4, 4.954%,
             9/15/30 ......................................................   United States       10,545,000              8,822,192
      (e) Morgan Stanley ABS Capital I Inc. Trust,
             2006-NC3, A2B, FRN, 0.509%, 3/25/36 ..........................   United States        2,019,250              1,973,021
             2006-WMC, 2A, FRN, 0.429%, 7/25/36 ...........................   United States            1,159                  1,148
          Morgan Stanley Capital I Trust,
      (e)    2004-IQ7, A4, FRN, 5.404%, 6/15/38 ...........................   United States        6,900,000              6,231,192
      (b)    2007-IQ13, B, 144A, 5.517%, 3/15/44 ..........................   United States        5,138,000                841,890
                                                                                                                     --------------
                                                                                                                        108,417,215
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 10.0%
      (e) AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 1.029%,
             12/22/27 .....................................................   United States          199,833                112,895
      (e) American Express Credit Account Master Trust, 2002-5, A, FRN,
             0.503%, 2/15/12 ..............................................   United States       21,300,000             21,002,520


                    54 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES (CONTINUED)
          DIVERSIFIED FINANCIALS (CONTINUED)
      (e) Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN,
             1.239%, 1/25/32 ..............................................   United States          379,315         $      190,250
      (e) Bank of America Credit Card Trust, 2007-A13, A13, FRN,
             0.553%, 4/15/12 ..............................................   United States       25,000,000             24,327,478
      (e) Capital One Auto Finance Trust, 2006-C, A4, FRN, 0.363%,
             5/15/13 ......................................................   United States        5,250,000              3,717,325
      (e) Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
             2A2, FRN, 0.639%, 2/25/35 ....................................   United States        2,416,130              1,589,447
      (e) Chase Issuance Trust,
             2005-A3, A, FRN, 0.353%, 10/17/11 . ..........................   United States       23,000,000             22,978,306
             2007-A9, A9, FRN, 0.363%, 6/16/14 . ..........................   United States       16,450,000             14,841,507
      (e) First Franklin Mortgage Loan Asset-Backed Certificates,
             2004-FF11, 1A2, FRN, 0.739%, 1/25/35 . .......................   United States          760,091                439,779
      (e) Ford Credit Auto Owner Trust, 2007-B, A2B, FRN, 0.663%,
             6/15/10 ......................................................   United States        8,205,527              8,047,064
          JPMorgan Chase Commercial Mortgage Securities Corp.,
      (e)    2004-CB9, A4, FRN, 5.370%, 6/12/41 ...........................   United States       11,324,540              9,976,120
             2004-LN2, A2, 5.115%, 7/15/41 ................................   United States          697,106                611,647
      (e)    2005-LDP5, A4, FRN, 5.179%, 12/15/44 .........................   United States       32,000,000             26,107,670
      (b) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
             12/25/24 .....................................................   United States           19,398                 19,319
      (b) Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A,
             5.35%, 2/10/39 ...............................................   United States        2,132,921              1,944,624
      (e) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN,
             0.373%, 11/15/12 .............................................   United States        1,850,000              1,756,000
          Residential Asset Securities Corp.,
             2001-KS2, AI5, 7.514%, 6/25/31 ...............................   United States            8,866                  4,085
             2004-KS1, AI4, 4.213%, 4/25/32 ...............................   United States          675,081                536,476
      (e)    2005-AHL2, A2, FRN, 0.649%, 10/25/35 .........................   United States        1,585,272              1,282,253
      (e) Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2,
             FRN, 0.539%, 3/25/36 .........................................   United States        5,223,168              4,650,228
          Structured Asset Securities Corp.,
      (e)    2002-1A, 2A1, FRN, 5.039%, 2/25/32 ...........................   United States           66,485                 55,918
             2004-4XS, 1A4, 4.13%, 2/25/34 ................................   United States          138,939                138,228
                                                                                                                     --------------
                                                                                                                        144,329,139
                                                                                                                     --------------
          REAL ESTATE 1.1%
      (e) Master Asset-Backed Securities Trust, 2006-AB1, A1, FRN,
             0.529%, 2/25/36 ..............................................   United States           66,453                 65,499
      (e) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B,
             FRN, 0.499%, 9/25/37 .........................................   United States       18,230,360             15,208,195
                                                                                                                     --------------
                                                                                                                         15,273,694
                                                                                                                     --------------
          TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES (COST $333,251,653) ..............................                                              268,020,048
                                                                                                                     --------------


                    Quarterly Statements of Investments | 55

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES 44.0%
      (e) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.6%
          FHLMC, 4.375%, 11/01/27 .........................................   United States        5,945,791         $    6,070,365
          FHLMC, 5.136%, 9/01/32 ..........................................   United States          414,676                420,639
          FHLMC, 5.408%, 4/01/32 ..........................................   United States          976,517                983,133
          FHLMC, 5.47%, 4/01/30 ...........................................   United States          492,653                496,176
          FHLMC, 5.968%, 10/01/36 .........................................   United States          134,718                139,493
          FHLMC, 7.275%, 3/01/25 ..........................................   United States          140,851                149,445
                                                                                                                     --------------
                                                                                                                          8,259,251
                                                                                                                     --------------
          FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 22.2%
          FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ...................   United States          652,896                671,859
          FHLMC Gold 15 Year, 5.00%, 7/01/23 ..............................   United States       14,567,831             14,920,690
          FHLMC Gold 15 Year, 5.50%, 11/01/22 - 11/01/22 ..................   United States        4,027,755              4,158,040
          FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22 ....................   United States        7,444,519              7,756,406
          FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 ....................   United States        2,529,966              2,579,158
          FHLMC Gold 30 Year, 5.00%, 1/01/37 ..............................   United States       39,300,000             39,954,590
          FHLMC Gold 30 Year, 5.00%, 1/01/38 ..............................   United States       24,544,838             24,952,282
          FHLMC Gold 30 Year, 5.00%, 8/01/38 ..............................   United States       14,909,035             15,156,525
          FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37 ...................   United States       19,632,451             20,107,724
          FHLMC Gold 30 Year, 5.50%, 11/01/37 .............................   United States       23,632,901             24,204,423
          FHLMC Gold 30 Year, 5.50%, 9/01/38 ..............................   United States       19,846,000             20,325,943
      (h) FHLMC Gold 30 Year, 6.00%, 2/15/33 - 7/01/38 ....................   United States       98,120,194            101,324,462
          FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ....................   United States          883,784                926,909
      (h) FHLMC Gold 30 Year, 6.50%, 2/15/39 ..............................   United States       39,000,000             40,651,416
          FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ....................   United States          540,062                572,707
          FHLMC Gold 30 Year, 7.50%, 3/01/32 ..............................   United States           80,125                 85,442
          FHLMC Gold 30 Year, 8.50%, 8/01/30 ..............................   United States            9,359                 10,105
          FHLMC Gold 30 Year, 9.00%, 1/01/22 ..............................   United States          106,658                114,072
          FHLMC Gold 30 Year, 10.00%, 10/01/30 ............................   United States          191,958                222,265
                                                                                                                     --------------
                                                                                                                        318,695,018
                                                                                                                     --------------
     (e)  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 1.8%
          FNMA, 3.198%, 1/01/17 ...........................................   United States          545,621                545,254
          FNMA, 3.947%, 12/01/34 ..........................................   United States          703,578                716,854
          FNMA, 4.375%, 8/01/33 - 9/01/34 .................................   United States       12,494,119             12,471,311
          FNMA, 4.458%, 12/01/22 ..........................................   United States          170,700                172,273
          FNMA, 4.621%, 12/01/34 ..........................................   United States        1,160,457              1,159,228
          FNMA, 4.625%, 10/01/32 ..........................................   United States        1,024,594              1,017,105
          FNMA, 4.727%, 2/01/34 ...........................................   United States        1,945,363              1,974,100
          FNMA, 4.75%, 6/01/15 ............................................   United States           92,186                 91,228
          FNMA, 4.769%, 12/01/27 ..........................................   United States          459,510                457,043
          FNMA, 4.781%, 3/01/33 ...........................................   United States          501,416                500,582
          FNMA, 4.788%, 6/01/33 ...........................................   United States          437,403                436,679
          FNMA, 4.906%, 4/01/35 ...........................................   United States        5,265,986              5,323,383
          FNMA, 5.054%, 11/01/31 ..........................................   United States          411,915                410,184
          FNMA, 5.129%, 5/01/25 ...........................................   United States          151,241                150,541
          FNMA, 5.334%, 12/01/24 ..........................................   United States           47,176                 48,301
          FNMA, 5.475%, 6/01/32 ...........................................   United States           55,636                 56,698


                    56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
      (e) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE
             (CONTINUED)
          FNMA, 5.85%, 6/01/17 ............................................   United States           81,518         $       81,923
          FNMA, 5.985%, 9/01/19 ...........................................   United States            9,155                  9,266
                                                                                                                     --------------
                                                                                                                         25,621,953
                                                                                                                     --------------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 16.5%
          FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 ..........................   United States        1,474,357              1,500,937
          FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 ..........................   United States        1,352,797              1,393,540
          FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 ..........................   United States          742,342                768,913
          FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22 ..........................   United States        2,430,539              2,532,277
          FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 ..........................   United States           36,205                 37,846
      (h) FNMA 30 Year, 5.00%, 2/01/34 ....................................   United States       18,575,000             18,885,555
          FNMA 30 Year, 5.00%, 8/01/36 - 10/01/38 .........................   United States       29,832,972             30,366,053
          FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37 ..........................   United States       67,840,371             69,550,708
          FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38 ..........................   United States       75,644,552             78,068,281
          FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 ..........................   United States        1,938,627              2,035,425
      (h) FNMA 30 Year, 6.50%, 2/15/33 ....................................   United States       29,350,000             30,574,453
          FNMA 30 Year, 7.50%, 1/01/30 ....................................   United States           65,432                 69,647
          FNMA 30 Year, 8.50%, 5/01/32 ....................................   United States          220,777                238,838
          FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 .........................   United States          744,212                815,307
                                                                                                                     --------------
                                                                                                                        236,837,780
                                                                                                                     --------------
      (e) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE
             RATE 0.0%(a)
          GNMA, 4.125%, 10/20/26 - 10/20/26 ...............................   United States           92,868                 94,006
          GNMA, 5.375%, 1/20/23 ...........................................   United States           43,757                 44,504
                                                                                                                     --------------
                                                                                                                            138,510
                                                                                                                     --------------
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.9%
          GNMA I SF 15 Year, 7.00%, 2/15/09 ...............................   United States              327                    333
      (h) GNMA I SF 30 Year, 6.00%, 2/15/30 ...............................   United States       30,000,000             30,867,180
          GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38 ....................   United States       10,037,457             10,422,899
          GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 ....................   United States           54,155                 58,028
          GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26 .....................   United States          382,142                407,172
          GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17 .....................   United States          156,862                167,824
          GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 .....................   United States            4,268                  4,642
          GNMA II SF 30 Year, 6.00%, 5/20/31 ..............................   United States           38,183                 39,381
          GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 ....................   United States           28,064                 29,447
          GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 ....................   United States          209,453                222,793
          GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27 ....................   United States          215,162                228,872
                                                                                                                     --------------
                                                                                                                         42,448,571
                                                                                                                     --------------
          TOTAL MORTGAGE-BACKED SECURITIES
             (COST $619,435,576)                                                                                        632,001,083
                                                                                                                     --------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.1%
          European Investment Bank, senior note,
             4.50%, 5/15/13 ............................................... Supranational(i)       2,700,000    NOK         408,942
             1612/37, 6.50%, 9/10/14 ...................................... Supranational(i)       1,395,000    NZD         795,187


                    Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
   (e, j) Government of Argentina, senior bond, FRN, 3.127%,
             8/03/12 ......................................................    Argentina           2,225,000         $      647,424
      (k) Government of Ghana, Reg S, 8.50%, 10/04/17 .....................      Ghana               300,000                202,500
          Government of Indonesia,
             FR19, 14.25%, 6/15/13 ........................................    Indonesia       7,995,000,000    IDR         781,585
             FR34, 12.80%, 6/15/21 ........................................    Indonesia       9,705,000,000    IDR         884,792
             FR35, 12.90%, 6/15/22 ........................................    Indonesia      21,000,000,000    IDR       1,928,384
             FR36, 11.50%, 9/15/19 ........................................    Indonesia      12,200,000,000    IDR       1,045,255
             FR40, 11.00%, 9/15/25 ........................................    Indonesia      21,230,000,000    IDR       1,697,655
      (k)    senior bond, Reg S, 7.75%, 1/17/38 ...........................    Indonesia           1,040,000                729,625
      (k) Government of Iraq, Reg S, 5.80%, 1/15/28 .......................       Iraq               260,000                114,725
          Government of Mexico, 10.00%, 12/05/24 ..........................      Mexico              400,000(l) MXN       3,312,903
          Government of Norway,
             6.00%, 5/16/11 ...............................................      Norway            3,600,000    NOK         562,080
             6.50%, 5/15/13 ...............................................      Norway           35,500,000    NOK       5,889,479
          Government of Peru,
             7.84%, 8/12/20 ...............................................       Peru             1,100,000    PEN         360,176
             Series 7, 8.60%, 8/12/17 .....................................       Peru             3,200,000    PEN       1,101,143
          Government of Russia,
      (b)    144A, 7.50%, 3/31/30 .........................................      Russia            2,300,060              2,147,681
      (k)    senior bond, Reg S, 7.50%, 3/31/30 ...........................      Russia           10,211,600              9,535,081
          Government of South Africa, senior note,
             6.50%, 6/02/14 ...............................................   South Africa           195,000                193,251
             5.875%, 5/30/22 ..............................................   South Africa           890,000                783,200
          Government of Venezuela,
             10.75%, 9/19/13 ..............................................    Venezuela             715,000                486,200
      (k)    senior bond, Reg S, 5.375%, 8/07/10 ..........................    Venezuela           1,025,000                835,426
      (e) Government of Vietnam, FRN, 3.938%, 3/12/16 .....................     Vietnam              176,087                154,677
          KfW Bankengruppe, senior note, 6.50%, 11/15/11 ..................     Germany            1,099,000    NZD         598,765
          Korea Treasury Bond,
             0525-1209, 5.25%, 9/10/12 ....................................   South Korea      1,800,000,000    KRW       1,361,823
             0525-2703, 5.25%, 3/10/27 ....................................   South Korea      2,001,000,000    KRW       1,455,006
             0550-1709, 5.50%, 9/10/17 ....................................   South Korea      5,190,000,000    KRW       3,929,140
          New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 .....    Australia           5,095,000    AUD       3,398,557
          Nota Do Tesouro Nacional, 10.082%, 1/01/14 ......................      Brazil               21,900(m) BRL       8,512,020
      (b) Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
             A-1, 144A, zero cpn., 5/31/18 ................................       Peru             1,307,547                681,019
          Province of Ontario, 6.25%, 6/16/15 .............................      Canada              305,000    NZD         163,648
          Queensland Treasury Corp.,
             13, 6.00%, 8/14/13 ...........................................    Australia             865,000    AUD         589,974
             17, 6.00%, 9/14/17 ...........................................    Australia           1,730,000    AUD       1,194,903
      (b)    144A, 7.125%, 9/18/17 ........................................    Australia           3,320,000    NZD       2,054,570
                                                                                                                     --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $66,496,847)                                                                                          58,536,796
                                                                                                                     --------------


                    58 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 3.7%
          FHLMC, senior note, 5.00%, 4/18/17 ..............................   United States        5,400,000         $    5,878,084
          FNMA,
             5.50%, 3/15/11 ...............................................   United States        5,400,000              5,839,204
             6.625%, 11/15/30 .............................................   United States        8,800,000             11,316,650
          U.S. Treasury Bond, 4.50%, 5/15/38 ..............................   United States       14,000,000             16,279,382
      (n) U.S. Treasury Note, Index Linked, 2.00%, 1/15/16 ................   United States       14,404,238             14,296,220
                                                                                                                     --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $51,551,789) ...........................................                                              53,609,540
                                                                                                                     --------------
      (e) SENIOR FLOATING RATE INTERESTS 1.7%
          AUTOMOBILES & COMPONENTS 0.0%(a)
      (h) Dayco Products LLC (Mark IV), Replacement Term Loan,
             5.97% - 8.48%, 6/23/11 .......................................   United States          454,433                153,371
      (h) TRW Automotive Inc., Tranche B-1 Term Loan, 1.938% - 4.625%,
             2/09/14 ......................................................   United States          340,567                234,991
                                                                                                                     --------------
                                                                                                                            388,362
                                                                                                                     --------------
          CAPITAL GOODS 0.1%
          Baldor Electric Co., Term Loan B, 2.188% - 2.938%, 1/31/14 ......   United States          140,301                122,664
      (h) Oshkosh Truck Corp., Term Loan B, 1.83% - 3.70%, 12/06/13 .......   United States          652,456                455,903
          RBS Global Inc. (Rexnord Corp.), Term Loan, 2.936% - 3.625%,
             7/22/13 ......................................................   United States          390,000                307,125
                                                                                                                     --------------
                                                                                                                            885,692
                                                                                                                     --------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.2%
          ARAMARK Corp.,
             Synthetic L/C, 2.427%, 1/26/14 ...............................   United States           61,283                 53,912
             Term Loan B, 3.334%, 1/26/14 .................................   United States          964,642                848,617
      (o) EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%, 7/07/12 ...   United States          953,584                564,998
          Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,
             2.406% - 4.388%, 8/09/13 .....................................   United States        2,175,395              1,740,316
                                                                                                                     --------------
                                                                                                                          3,207,843
                                                                                                                     --------------
          CONSUMER DURABLES & APPAREL 0.1%
      (h) Jarden Corp.,
             Term Loan B1, 3.209%, 1/24/12 ................................   United States          460,649                395,006
             Term Loan B2, 3.209%, 1/24/12 ................................   United States          500,898                429,520
          Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.448%,
             12/21/11 .....................................................   United States          812,195                710,671
                                                                                                                     --------------
                                                                                                                          1,535,197
                                                                                                                     --------------
          CONSUMER SERVICES 0.3%
          Affinion Group Inc., Term Loan B, 3.959% - 4.673%,
             10/17/12 .....................................................   United States          500,000                366,250
          Education Management LLC, Term Loan C, 3.25%, 6/01/13 ...........   United States        1,539,620              1,180,889
      (h) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, 10.75%,
             9/30/10 ......................................................   United States        3,376,034              1,363,917


                    Quarterly Statements of Investments | 59

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          CONSUMER SERVICES (CONTINUED)
          Penn National Gaming Inc., Term Loan B, 2.15% - 5.89%,
             10/03/12 .....................................................   United States          496,154         $      449,949
          VML U.S. Finance LLC (Venetian Macau),
             Delayed Draw, 2.66%, 5/25/12 .................................       Macau              219,179                127,024
             New Project Term Loans, 2.66%, 5/25/13 .......................       Macau              296,449                171,806
             Term Loan B, 2.66%, 5/25/13 ..................................       Macau              472,867                274,048
                                                                                                                     --------------
                                                                                                                          3,933,883
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 0.1%
          TD Ameritrade Holding Corp., Term Loan B, 1.83%, 12/31/12 .......   United States          983,088                922,464
                                                                                                                     --------------
          FOOD, BEVERAGE & TOBACCO 0.0%(a)
          Dean Foods Co., Term Loan B, 1.91% - 2.96%, 4/02/14 .............   United States          366,890                331,832
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT & SERVICES 0.2%
          Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.72% - 3.404%, 7/25/14 ..............   United States          102,087                 86,813
             Term Loan, 4.439% - 4.446%, 7/25/14 ..........................   United States        2,001,340              1,701,890
          DaVita Inc., Term Loan B-1, 1.84% - 2.96%, 10/05/12 .............   United States          542,493                499,287
          Fresenius Medical Care Holdings Inc., Term Loan B,
             2.535% - 2.953%, 3/31/13 .....................................      Germany             593,467                538,359
          HCA Inc., Term Loan B-1, 3.709%, 11/18/13 .......................   United States          653,741                542,382
          LifePoint Hospitals Inc., Term Loan B, 3.875%, 4/15/12 ..........   United States          124,667                112,200
                                                                                                                     --------------
                                                                                                                          3,480,931
                                                                                                                     --------------
          MATERIALS 0.2%
          Celanese U.S. Holdings LLC, Dollar Term Loan, 2.935%, 4/02/14 ...   United States        1,378,470              1,132,643
          Georgia-Pacific LLC,
             Additional Term Loan, 2.409% - 4.189%, 12/20/12 ..............   United States          438,410                379,499
             Term Loan B, 2.409% - 4.189%, 12/20/12 .......................   United States        1,183,511              1,024,477
          Nalco Holding Co., Term Loan B, 2.188% - 4.188%, 11/04/10 .......   United States          204,891                192,232
          Rockwood Specialties Group Inc., Term Loan E, 1.909%, 7/30/12 ...   United States          989,691                872,907
                                                                                                                     --------------
                                                                                                                          3,601,758
                                                                                                                     --------------
          MEDIA 0.3%
          CSC Holdings Inc. (Cablevision), Incremental Term Loan, 2.083%,
             3/29/13 ......................................................   United States          714,086                645,951
          Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ................   United States          204,135                112,274
          Metro-Goldwyn-Mayer Inc., Term Loan B, 3.659% - 4.709%,
             4/08/12 ......................................................   United States          995,650                458,995
          Regal Cinemas Corp., Term Loan, 5.209%, 10/27/13 ................   United States        1,574,138              1,432,465
   (f, h) Tribune Co., Incremental Term Loan, 5.25%, 5/14/14 ..............   United States        2,018,473                446,587
          UPC Financing Partnership, Term Loan N, 2.198%, 12/31/14 ........    Netherlands           936,640                756,337
                                                                                                                     --------------
                                                                                                                          3,852,609
                                                                                                                     --------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(a)
          Fairchild Semiconductor Corp., Initial Term Loan, 2.959%,
             6/26/13 ......................................................   United States          494,924                324,175
                                                                                                                     --------------


                    60 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION     PRINCIPAL AMOUNT(c)        VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
      (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          SOFTWARE & SERVICES 0.1%
          SunGard Data Systems Inc., New U.S. Term Loan,
             2.136% - 4.138%, 2/28/14 .....................................   United States        1,312,386         $    1,026,474
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 0.0%(a)
          Hawaiian Telecom Communications Inc., Term Loan C, 4.75%,
             6/01/14 ......................................................   United States          799,506                350,069
                                                                                                                     --------------
          UTILITIES 0.1%
          NRG Energy Inc.,
             Credit Link, 1.359%, 2/01/13 .................................   United States          364,438                338,555
             Term Loan, 1.909% - 2.959%, 2/01/13 ..........................   United States          739,603                687,074
                                                                                                                     --------------
                                                                                                                          1,025,629
                                                                                                                     --------------
          TOTAL SENIOR FLOATING RATE INTERESTS
             (COST $29,245,314) ...........................................                                              24,866,918
                                                                                                                     --------------
          CREDIT LINKED NOTE (COST $1,000,211) 0.1%
          BANKS 0.1%
   (b, e) Credit Suisse First Boston International, 144A, FRN, 3.825%,
             3/20/09 ......................................................   United States        1,000,000                995,000
                                                                                                                     --------------
          MUNICIPAL BONDS 0.3%
          Chicago Board of Education GO, Refunding, Series C, Assured
             Guaranty, 5.25%, 12/01/26 ....................................   United States          665,000                683,979
          District of Columbia University Revenue, Georgetown University,
             Refunding, Series D, BHAC Insured, 5.50%, 4/01/36 ............   United States          655,000                656,893
          Energy Northwest Electric Revenue, Columbia Generating Station,
             Refunding, Series A, 5.00%, 7/01/24 ..........................   United States          655,000                668,788
          Kentucky State Municipal Power Agency Power System Revenue,
             Prairie State Project, Series A, BHAC Insured, 5.25%,
             9/01/42 ......................................................   United States        1,015,000                999,207
          Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
             8/01/27 ......................................................   United States        1,150,000                386,802
             8/01/30 ......................................................   United States        1,150,000                308,303
             8/01/32 ......................................................   United States        1,440,000                334,613
             8/01/33 ......................................................   United States          760,000                164,396
                                                                                                                     --------------
          TOTAL MUNICIPAL BONDS (COST $4,155,987) .........................                                               4,202,981
                                                                                                                     --------------
          SHORT TERM INVESTMENTS 4.6%
          FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $781,216) 0.1%
      (p) Egypt Treasury Bill, 7/17/09 - 8/18/09 ..........................       Egypt            4,375,000    EGP         747,638
                                                                                                                     --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 0.3%
      (p) U.S. Treasury Bill,
      (q)    2/26/09 ......................................................   United States        4,000,000              3,999,632
             5/28/09 ......................................................   United States        1,200,000              1,199,053
                                                                                                                     --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $5,199,521) ............................................                                               5,198,685
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
             (COST $1,617,447,758) ........................................                                           1,479,837,122
                                                                                                                     --------------


                    Quarterly Statements of Investments | 61

Franklin Investors Securities Trust

                                                                                COUNTRY/
          FRANKLIN TOTAL RETURN FUND                                          ORGANIZATION           SHARES               VALUE
          -----------------------------------------------------------------  --------------  ----------------------  --------------
          SHORT TERM INVESTMENTS (CONTINUED)
          MONEY MARKET FUNDS (COST $60,689,421) 4.2%
      (r) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% ........................................................   United States       60,689,421         $   60,689,421
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $1,678,137,179) 107.1% ..................                                           1,540,526,543
          NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
             CONTRACTS 1.8% ...............................................                                              26,307,335
          OTHER ASSETS, LESS LIABILITIES (8.9)% ...........................                                            (128,478,939)
                                                                                                                     --------------
          NET ASSETS 100.0% ...............................................                                          $1,438,354,939
                                                                                                                     ==============

See Abbreviations on page 73.

(a)  Rounds to less than 0.1% of net assets.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $69,686,338, representing 4.84% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  Perpetual bond with no stated maturity date.

(e)  The coupon rate shown represents the rate at period end.

(f)  Defaulted security.

(g)  See Note 6 regarding other considerations.

(h) A portion or all of the security purchased on a delayed delivery or to-be-announced basis.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(k) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $11,417,357, representing 0.79% of net assets.

(l)  Principal amount is stated in 100 Mexican Peso Units.

(m)  Principal amount is stated in 1,000 Brazilian Real Units.

(n)  Principal amount of security is adjusted for inflation.

(o)  Income may be received in additional securities and/or cash.

(p)  The security is traded on a discount basis with no stated coupon rate.

(q) Security or a portion of the security has been segregated as collateral for open future contracts. At January 31, 2009, the value of securities and or cash pledged amounted to $3,499,678.

(r) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    62 | Quarterly Statements of Investments

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of nine funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 63

Franklin Investors Securities Trust

2. SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN
                                                 ADJUSTABLE                       FRANKLIN
                                               U.S. GOVERNMENT    FRANKLIN       CONVERTIBLE
                                               SECURITIES FUND  BALANCED FUND  SECURITIES FUND
                                               ---------------  -------------  ---------------
Cost of investments .........................   $814,993,860    $ 84,945,633    $ 840,948,986
                                                ============    ============    =============
Unrealized appreciation .....................   $  7,358,677    $  1,121,660    $   7,367,157
Unrealized depreciation .....................     (5,291,761)    (18,643,487)    (311,873,923)
                                                ------------    ------------    -------------
Net unrealized appreciation (depreciation) ..   $  2,066,916    $(17,521,827)   $(304,506,766)
                                                ------------    ------------    -------------

                                                                   FRANKLIN         FRANKLIN
                                                                   FLOATING     LIMITED MATURITY
                                               FRANKLIN EQUITY    RATE DAILY     U.S. GOVERNMENT
                                                 INCOME FUND      ACCESS FUND    SECURITIES FUND
                                               ---------------  --------------  ----------------
Cost of investments .........................   $ 747,891,807   $1,261,567,504    $370,786,511
                                                =============   ==============    ============
Unrealized appreciation .....................   $  22,200,484   $      304,821    $ 12,234,038
Unrealized depreciation .....................    (250,252,278)    (271,223,758)       (358,457)
                                                -------------   --------------    ------------
Net unrealized appreciation (depreciation) ..   $(228,051,794)  $ (270,918,937)   $ 11,875,581
                                                =============   ==============    ============


                    64 | Quarterly Statements of Investments

Franklin Investors Securities Trust

3. INCOME TAXES (CONTINUED)

                                                            FRANKLIN
                                                          LOW DURATION      FRANKLIN       FRANKLIN
                                                          TOTAL RETURN    REAL RETURN    TOTAL RETURN
                                                              FUND            FUND           FUND
                                                          ------------   ------------   --------------
Cost of investments ...................................    $42,790,934   $323,023,744   $1,679,984,384
                                                           ===========   ============   ==============
Unrealized appreciation ...............................    $   750,831   $    231,560   $   25,645,794
Unrealized depreciation ...............................     (1,199,001)   (22,371,898)    (165,103,635)
                                                           -----------   ------------   --------------
Net unrealized appreciation (depreciation) ............    $  (448,170)  $(22,140,338)  $ (139,457,841)
                                                           ===========   ============   ==============

4. CREDIT DEFAULT SWAPS

At January 31, 2009, the Franklin Low Duration Total Return Fund and Franklin Total Return Fund had the following credit default swap contracts outstanding:

                                                            PERIODIC
                                   COUNTER-   NOTIONAL       PAYMENT EXPIRATION  UNREALIZED   UNREALIZED
                                   PARTY(a)  AMOUNT(b)        RATE      DATE    APPRECIATION DEPRECIATION  PERFORMANCE   RATING(c)
                                   -------- -----------     -------- ---------- ------------ ------------ ------------- ----------
FRANKLIN LOW DURATION TOTAL RETURN
   FUND
CONTRACTS TO BUY PROTECTION
Single Name
Aetna Inc.                           MLCO   $   100,000       0.62%     3/20/13   $  1,902     $     --
Beazer Homes USA Inc. ............   SBSH       500,000       5.00%    12/20/13         --       (4,118)
Comcast Corp. ....................   MLCO       100,000       0.33%     3/20/11      2,692           --
Cox Communications Inc. ..........   JPHQ       200,000       0.98%     6/20/13      5,360           --
Motorola Inc. ....................   SBSH     1,000,000       5.97%    12/20/11         --      (10,230)
Textron Financial Corp. ..........   MLCO       250,000       0.27%    12/20/10     35,809           --
The Interpublic Group of Cos.
   Inc. ..........................   MLCO       500,000       2.74%    12/20/10    151,594           --
The Interpublic Group of Cos.
   Inc. ..........................   SBSH       200,000       4.89%    12/20/09    137,904           --
The Interpublic Group of Cos.
   Inc. ..........................   SBSH       500,000       5.15%     9/20/11     24,081           --
Viacom Inc. ......................   MLCO       100,000       0.45%     6/20/11      5,116           --
CONTRACTS TO SELL PROTECTION(d)
Single Name
Time Warner Cable Inc. ...........   JPHQ       200,000       1.83%     6/20/13         --       (7,319)     Default/
                                                                                                           Bankruptcy/
                                                                                                          Restructuring    BBB+
UnitedHealth Group Inc. ..........   MLCO       200,000       0.88%     3/20/13         --      (14,142)     Default/
                                                                                                           Bankruptcy/
                                                                                                          Restructuring     A-
Traded Index
CDX.NA.IG.11 .....................   FBCO     2,000,000       1.50%    12/20/13         --      (27,829)    Failure to  Investment
                                                                                                               pay/        Grade
                                                                                                            Bankruptcy
LCDX.NA.10 .......................   FBCO       940,000       3.25%     6/20/13      7,902           --     Failure to      Non
                                                                                                               pay/     Investment
                                                                                                            Bankruptcy     Grade
                                                                                  --------     --------
Unrealized appreciation
   (depreciation) on credit
   default swaps .................                                                 372,360      (63,638)
                                                                                  --------     --------
   Net unrealized appreciation
      (depreciation) on credit
      default swaps ..............                                                $308,722
                                                                                  ========


                    Quarterly Statements of Investments | 65

Franklin Investors Securities Trust

4. CREDIT DEFAULT SWAPS (CONTINUED)

                                                            PERIODIC
                                   COUNTER-   NOTIONAL       PAYMENT EXPIRATION  UNREALIZED   UNREALIZED
                                   PARTY(a)  AMOUNT(b)        RATE      DATE    APPRECIATION DEPRECIATION  PERFORMANCE   RATING(c)
                                   -------- -----------     -------- ---------- ------------ ------------ ------------- ----------
FRANKLIN TOTAL RETURN FUND
CONTRACTS TO BUY PROTECTION
Single Name
Aetna Inc. .......................   JPHQ   $ 2,850,000       0.58%    3/20/13   $   58,624  $        --
Aetna Inc. .......................   MLCO     5,000,000       0.62%    3/20/13       95,085           --
American International Group
   Inc. ..........................   MLCO     3,020,000       5.00%   12/20/13           --   (1,244,100)
Beazer Homes USA Inc. ............   FBCO     2,000,000       5.00%   12/20/13           --      (23,150)
Beazer Homes USA Inc. ............   SBSH     4,500,000       5.00%   12/20/13           --      (37,062)
Capital One Financial Corp. ......   GSCO     8,400,000       1.95%    3/20/18      171,178           --
Centex Corp. .....................   MLCO    10,000,000       4.30%    3/20/11           --      (23,387)
Comcast Corp. ....................   MLCO     7,000,000       0.33%    3/20/11      188,455           --
Cox Communications Inc. ..........   GSCO    10,000,000       0.98%    6/20/13      267,990           --
Crown European Holdings SA .......   SBSH    10,000,000 EUR   2.00%    9/20/11      374,995           --
Embarq Corp. .....................   FBCO     5,000,000       2.41%    6/20/13           --     (251,924)
iStar Financial Inc. .............   FBCO     3,600,000       2.92%    3/20/18    2,329,135           --
Kohl's Corp. .....................   MLCO     7,000,000       2.55%    3/20/14           --      (39,197)
Motorola Inc. ....................   SBSH     4,000,000       5.97%   12/20/11           --      (40,918)
NiSource Finance Corp. ...........   SBSH     8,110,000       1.50%   11/23/09          933           --
Pulte Homes Inc. .................   MLCO     3,000,000       2.96%    9/20/11           --       (9,357)
Sabre Holdings Corp. .............   JPHQ     3,000,000       5.00%    9/20/11      124,578           --
Textron Financial Corp. ..........   MLCO    16,750,000       0.27%   12/20/10    2,399,210           --
The Interpublic Group of Cos.
   Inc. ..........................   MLCO     9,500,000       2.74%   12/20/10    2,527,339           --
The Interpublic Group of Cos.
   Inc. ..........................   SBSH     9,800,000       4.89%   12/20/09    1,179,949           --
The Interpublic Group of Cos.
   Inc. ..........................   SBSH     9,500,000       5.15%    9/20/11    2,880,277           --
Viacom Inc. ......................   MLCO    10,000,000       0.35%    6/20/11      534,119           --
Viacom Inc. ......................   MLCO     6,000,000       0.45%    6/20/11      306,976           --
Traded Index
LCDX.NA.10 .......................   JPHQ     4,700,000       3.25%    6/20/13       89,684           --
LCDX.NA.10 .......................   MLCO     4,700,000       3.25%    6/20/13       89,684           --
CONTRACTS TO SELL PROTECTION(d)
Single Name
Capital One Financial Corp. ......   GSCO    14,030,000       2.60%    3/20/13           --     (230,762)    Default/
                                                                                                           Bankruptcy/
                                                                                                          Restructuring    BBB+
iStar Financial Inc. .............   FBCO     3,600,000       4.00%    3/20/13           --   (2,270,918)    Default/
                                                                                                            Bankruptcy
                                                                                                          Restructuring    BBB-
Time Warner Cable Inc. ...........   GSCO    10,000,000       1.83%    6/20/13           --     (365,962)    Default/
                                                                                                           Bankruptcy/
                                                                                                          Restructuring    BBB+


                    66 | Quarterly Statements of Investments

Franklin Investors Securities Trust

4. CREDIT DEFAULT SWAPS (CONTINUED)

                                                            PERIODIC
                                   COUNTER-   NOTIONAL       PAYMENT EXPIRATION  UNREALIZED   UNREALIZED
                                   PARTY(a)  AMOUNT(b)        RATE      DATE    APPRECIATION DEPRECIATION  PERFORMANCE   RATING(c)
                                   -------- -----------     -------- ---------- ------------ ------------ ------------- ----------
FRANKLIN TOTAL RETURN FUND
   (CONTINUED)
CONTRACTS TO SELL PROTECTION
   (CONTINUED)
Single Name (CONTINUED)
UnitedHealth Group Inc. ..........   JPHQ   $ 2,850,000       0.85%    3/20/13  $        --  $  (204,663)    Default/
                                                                                                           Bankruptcy/
                                                                                                          Restructuring     A-
UnitedHealth Group Inc. ..........   MLCO    10,000,000       0.88%    3/20/13           --     (707,098)    Default/
                                                                                                           Bankruptcy/
                                                                                                          Restructuring     A-
                                                                                -----------  -----------
Unrealized appreciation
   (depreciation) on credit
   default swaps ............................................................    13,618,211   (5,448,498)
                                                                                -----------  -----------
   Net unrealized appreciation
   (depreciation) on credit
   default swaps ............................................................   $ 8,169,713
                                                                                ===========

(a) Positions are generally not collateralized if the unrealized appreciation (depreciation) is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for each fund. The table below summarizes the collateral holdings for each applicable counterparty at period end:

                                                         Collateral Posted
                                          Counterparty       (Received)
                                          ------------   -----------------
FRANKLIN LOW DURATION TOTAL RETURN FUND
                                               MLCO        $   (270,000)
                                                           ------------
FRANKLIN TOTAL RETURN FUND
                                               FBCO        $   (812,694)
                                               JPHQ          (2,230,000)
                                               MLCO          (6,830,000)
                                               SBSH          (4,306,351)
                                                           ------------
     Total Collateral                                      $(14,179,045)
                                                           ============

(b) In U.S. Dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the potential amount of future payments and no recourse provisions have been entered into in association with the contracts.

(c) Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for traded index swaps. Internal rating is based on mapping into equivalent ratings from external vendors.

(d) The funds enter contracts to sell protection to create a long credit position.

See Abbreviations on page 73.

5. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS

At January 31, 2009, the Franklin Low Duration Total Return Fund and Franklin Total Return Fund had the following financial futures contracts outstanding:

                                                                                UNREALIZED
                                          NUMBER OF   DELIVERY    CONTRACT     APPRECIATION
                                          CONTRACTS     DATE     FACE VALUE   (DEPRECIATION)
                                          ---------   --------   ----------   --------------
FRANKLIN LOW DURATION TOTAL RETURN FUND
CONTRACTS TO BUY
U.S. Treasury 2 Year Note .............       20       3/31/09   $4,000,000      $ 31,402
CONTRACTS TO SELL
U.S. Treasury 5 Year Note .............       18       3/31/09   $1,800,000      $(5,701)


                    Quarterly Statements of Investments | 67

Franklin Investors Securities Trust

5. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                       UNREALIZED
                                   NUMBER OF  DELIVERY    CONTRACT    APPRECIATION
                                   CONTRACTS    DATE     FACE VALUE  (DEPRECIATION)
                                   ---------  --------  -----------  --------------
FRANKLIN TOTAL RETURN FUND
CONTRACTS TO BUY
U.S. Treasury 2 Year Note .......     315      3/31/09  $63,000,000    $  494,574
U.S. Treasury 5 Year Note .......     180      3/31/09  $18,000,000       387,811
U.S. Treasury 10 Year Note ......     327      3/20/09  $32,700,000     1,121,282
CONTRACTS TO SELL
U.S. Treasury Bond ..............     100      3/20/09  $10,000,000    $  (67,956)

At January 31, 2009, the Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund had the following forward exchange contracts outstanding:

                                                             CONTRACT         SETTLEMENT   UNREALIZED    UNREALIZED
                                                             AMOUNT(a)           DATE     APPRECIATION  DEPRECIATION
                                                          --------------      ----------  ------------  ------------
FRANKLIN LOW DURATION TOTAL RETURN FUND
CONTRACTS TO BUY
      5,777,000  Japanese Yen ..........................          57,753        4/14/09    $     6,563   $        --
        458,108  Malaysian Ringgit .....................          75,000 GBP    5/26/09         18,037            --
         92,387  Swiss Franc ...........................          77,773        5/29/09          2,035            --
        260,000  U.S. Dollar ...........................         170,469 EUR    6/18/09         42,188            --
      2,956,500  Japanese Yen ..........................          18,346 EUR    6/24/09          9,540            --
         24,000  Chinese Yuan ..........................           2,500 EUR    9/18/09            230            --
        149,700  Chinese Yuan ..........................          15,642 EUR    9/23/09          1,362            --
         67,000  Chinese Yuan ..........................           6,904 EUR    9/24/09            733            --
      2,800,000  Japanese Yen ..........................          27,309        9/28/09          4,020            --
         90,000  Malaysian Ringgit .....................          18,399 EUR    9/30/09          1,432            --
         58,724  Chinese Yuan ..........................           6,231 EUR   10/15/09            399            --
         19,095  Chinese Yuan ..........................           2,761       10/23/09             --           (44)
         37,968  Chinese Yuan ..........................           5,460       10/26/09             --           (59)
         18,971  Chinese Yuan ..........................           2,708       10/27/09             --           (10)
CONTRACTS TO SELL
        100,000  Euro ..................................      15,588,600 JPY    2/27/09         45,486            --
        165,000  Euro ..................................         255,767        4/17/09         44,913            --
        165,000  Euro ..................................      25,532,100 JPY    4/17/09         73,419            --
        289,180  New Zealand Dollar ....................   1,947,713,448 IDR    8/04/09         17,899            --
Unrealized appreciation (depreciation) on offsetting forward exchange contracts ........        45,000       (14,854)
                                                                                           -----------   -----------
Unrealized appreciation (depreciation) on forward exchange contracts ...................       313,256       (14,967)
                                                                                           -----------   -----------
   Net unrealized appreciation (depreciation) on forward exchange contracts ............   $   298,289
                                                                                           ===========


                    68 | Quarterly Statements of Investments

Franklin Investors Securities Trust

5. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                             CONTRACT         SETTLEMENT   UNREALIZED    UNREALIZED
                                                             AMOUNT(a)           DATE     APPRECIATION  DEPRECIATION
                                                          --------------      ----------  ------------  ------------
FRANKLIN REAL RETURN FUND
CONTRACTS TO BUY
        806,753  Chinese Yuan ..........................         116,633       10/23/09    $        --   $    (1,840)
      1,371,580  Chinese Yuan ..........................         197,232       10/26/09             --        (2,114)
        820,480  Chinese Yuan ..........................         117,128       10/27/09             --          (417)
    306,807,063  Japanese Yen ..........................       3,184,959       11/04/09        252,086            --
     42,000,000  Chinese Yuan ..........................       5,949,009        2/03/10             --       (15,129)
                                                                                           -----------   -----------
Unrealized appreciation (depreciation) on forward exchange contracts ...................       252,086       (19,500)
                                                                                           -----------   -----------
   Net unrealized appreciation (depreciation) on forward exchange contracts ............   $   232,586
                                                                                           ===========

FRANKLIN TOTAL RETURN FUND
CONTRACTS TO BUY
    265,742,000  Japanese Yen ..........................       2,656,623        4/14/09    $   301,883   $        --
     21,531,053  Malaysian Ringgit .....................       3,525,000 GBP    5/26/09        847,715            --
      6,298,586  Swiss Franc ...........................       5,302,286        5/29/09        138,717            --
     14,020,000  U.S. Dollar ...........................       9,192,237 EUR    6/18/09      2,274,913            --
    215,824,500  Japanese Yen ..........................       1,339,277 EUR    6/24/09        696,442            --
     20,369,637  Russian Ruble .........................       1,213,924 NZD    8/12/09             --      (118,383)
     20,183,315  Russian Ruble .........................       1,205,982 NZD    8/14/09             --      (119,264)
      1,016,000  Chinese Yuan ..........................         105,833 EUR    9/18/09          9,719            --
      6,329,900  Chinese Yuan ..........................         661,411 EUR    9/23/09         57,591            --
      2,824,000  Chinese Yuan ..........................         290,999 EUR    9/24/09         30,877            --
     36,349,888  Russian Ruble .........................       1,729,247 AUD    9/24/09             --      (226,408)
     85,000,000  Japanese Yen ..........................         829,026        9/28/09        122,040            --
     55,943,933  Russian Ruble .........................       2,689,034 AUD    9/28/09             --      (367,878)
     12,560,000  Malaysian Ringgit .....................       2,567,720 EUR    9/30/09        199,804            --
 13,930,596,086  Vietnamese Dong .......................       1,131,226 AUD   10/07/09         53,349            --
      4,599,206  Chinese Yuan ..........................         993,714 AUD   10/13/09         30,317            --
      2,487,166  Chinese Yuan ..........................         263,918 EUR   10/15/09         16,878            --
      4,732,477  Chinese Yuan ..........................       1,004,920 AUD   10/19/09         42,063            --
      3,007,421  Chinese Yuan ..........................         434,787       10/23/09             --        (6,860)
      5,097,153  Chinese Yuan ..........................         732,967       10/26/09             --        (7,856)
      3,049,528  Chinese Yuan ..........................         435,336       10/27/09             --        (1,548)
CONTRACTS TO SELL
      8,400,000  Euro ..................................   1,309,442,400 JPY    2/27/09      3,820,862            --
      9,727,500  Euro ..................................      14,931,226        4/06/09      2,499,365            --
    243,647,600  Mexican Peso ..........................      22,069,529        4/07/09      5,320,651            --
      8,638,000  Euro ..................................      13,389,764        4/17/09      2,351,257            --
      8,638,000  Euro ..................................   1,336,644,120 JPY    4/17/09      3,843,614            --
  5,201,175,000  South Korean Won ......................       5,250,000        4/27/09      1,480,022            --
     50,419,174  Mexican Peso ..........................     196,307,052 INR    5/15/09        539,515            --
      3,276,627  New Zealand Dollar ....................  22,069,065,564 IDR    8/04/09        202,808            --
      1,139,367  New Zealand Dollar ....................  13,807,414,869 VND    8/14/09        193,103            --
Unrealized appreciation (depreciation) on offsetting forward exchange contracts ........     3,043,840      (961,813)
                                                                                           -----------   -----------
Unrealized appreciation (depreciation) on forward exchange contracts ...................    28,117,345    (1,810,010)
                                                                                           -----------   -----------
   Net unrealized appreciation (depreciation) on forward exchange contracts ............   $26,307,335
                                                                                           ===========

(a)  In U.S. dollars unless otherwise indicated.

See Abbreviations on page 73.


                    Quarterly Statements of Investments | 69

Franklin Investors Securities Trust

6. OTHER CONSIDERATIONS

Officers, directors or employees of the funds' Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the funds' policies and the requirements of applicable securities laws, could prevent the funds from trading in the securities of such companies for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                     -----------  ------------  -------  ------------
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
   ASSETS:
      Investments in Securities                      $41,053,727  $776,007,049    $--    $817,060,776
FRANKLIN BALANCED FUND
   ASSETS:
      Investments in Securities                      $39,372,967  $ 28,027,089    $--    $ 67,400,056


                    70 | Quarterly Statements of Investments

Franklin Investors Securities Trust

7. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                               LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
                                                            ------------   --------------   --------   --------------
FRANKLIN CONVERTIBLE SECURITIES FUND
   ASSETS:
      Investments in Securities                             $ 94,084,234   $  442,357,986   $     --   $  536,442,220
FRANKLIN EQUITY INCOME FUND
   ASSETS:
      Investments in Securities                             $399,985,345   $  119,854,668   $     --   $  519,840,013
FRANKLIN FLOATING RATE DAILY ACCESS FUND
   ASSETS:
      Investments in Securities                             $183,301,729   $  807,165,478   $181,360   $  990,648,567
   LIABILITIES:
      Other Financial Instruments(a)                                  --          345,000         --          345,000
FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND
   ASSETS:
      Investments in Securities                             $  7,579,171   $  375,082,921   $     --   $  382,662,092
FRANKLIN LOW DURATION TOTAL RETURN FUND
   ASSETS:
      Investments in Securities                             $  5,710,801   $   36,631,963   $     --   $   42,342,764
      Other Financial Instruments(a)                                  --          632,712         --          632,712
FRANKLIN REAL RETURN FUND
   ASSETS:
      Investments in Securities                             $ 20,816,376   $  280,067,030   $     --   $  300,883,406
      Other Financial Instruments(a)                                  --          232,586         --          232,586
FRANKLIN TOTAL RETURN FUND
   ASSETS:
      Investments in Securities                             $ 66,885,921   $1,473,640,622   $     --   $1,540,526,543
      Other Financial Instruments(a)                                  --       36,412,759         --       36,412,759

(a) Other financial instruments includes net unrealized appreciation (depreciation) on futures, forward exchange contracts, swaps, and unfunded loan commitments.


                    Quarterly Statements of Investments | 71

Franklin Investors Securities Trust

7. FAIR VALUE MEASUREMENTS (CONTINUED)

At January 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the fund's fair value, were as follows:

                                                                 FRANKLIN FLOATING
                                                                     RATE DAILY
                                                                    ACCESS FUND
                                                                 -----------------
                                                                   Investments in
                                                                     Securities
                                                                 -----------------
Beginning Balance - November 1, 2008 .........................        $181,360
   Net realized gain (loss) ..................................              --
   Net change in unrealized appreciation (depreciation) ......              --
   Net purchases (sales) .....................................              --
Transfers in and/or out of Level 3 ...........................              --
                                                                      --------
Ending Balance ...............................................        $181,360
                                                                      ========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ........        $     --
                                                                      ========

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Trust believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.


                    72 | Quarterly Statements of Investments

Franklin Investors Securities Trust

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
SEK - Swedish Krona
SGD - Singapore Dollar
VND - Vietnamese Dong

SELECTED PORTFOLIO

ADR   - American Depository Receipt
BHAC  - Berkshire Hathaway Assurance Corp.
DIP   - Debtor-In-Possession
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GO    - General Obligation
ID    - Improvement District
L/C   - Letter of Credit
NCI   - National Median Cost of Funds Index
PC    - Participation Certificate
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust
SF    - Single Family
USD   - Unified/Union School District

COUNTERPARTY

FBCO - Credit Suisse
GSCO - Goldman Sachs
JPHQ - JPMorgan Chase Bank, N.A.
MLCO - Merrill Lynch International
SBSH - Citigroup

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 73






Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST



By /s/LAURA F. FERGERSON
  --------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009